UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East

  52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Global Dividend Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve, which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10- Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2016, the Fund outperformed its performance benchmark, the MSCI All Country World Index.

What factors influenced performance?

•

Overweight exposure to consumer staples and positive stock selection within that sector drove the majority of the Fund’s outperformance versus the benchmark. Strong stock selection within consumer discretionary sector also contributed. Toy manufacturer Mattel, Inc. was a leading contributor after releasing strong earnings results for the fourth quarter of 2015. Tobacco company Altria Group Inc. was also a top contributor, as quarterly earnings were in line with expectations at a time when investors are searching for consistency. In addition, tobacco industry volumes beat expectations by rising modestly in 2015.

•

Conversely, a lack of exposure to utilities and a limited exposure to information technology (“IT”) were the main detractors from relative performance. Stock selection within the financials area also detracted. At the stock level, pharmaceutical company Novartis AG (Switzerland) hindered results, as currency headwinds caused quarterly results to miss analyst expectations. Shares of DBS Group Holdings Ltd. (Singapore) suffered during the broad selling of financial stocks at the start of 2016.

Describe recent portfolio activity.

•

During the period, the Fund’s exposures to both health care and IT were increased, while exposure to consumer staples was decreased. The Fund’s energy exposure was eliminated with the sale of both Chevron Corp. and Royal Dutch Shell PLC (Netherlands). Position sizes were reduced in fast food giant McDonald’s Corp. and tobacco company Reynolds American, Inc., while further capital was added to chipmaker Linear Technology Corp. and telecommunications company Telus Corp. (Canada). New positions added during the period included networking firm Cisco Systems, Inc. and conglomerate 3M Co.

Describe portfolio positioning at period end.

•

As of the end of the period, given the modest global growth environment, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. The Fund had the largest absolute positions in the consumer staples and health care sectors, specifically in the pharmaceuticals and tobacco industries. The Fund had no positions in the utilities or energy sectors and only modest exposure to materials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets
AstraZeneca PLC	4%
Johnson & Johnson	3
Altria Group, Inc.	3
Coca-Cola Co.	3
British American Tobacco PLC	3
Mattel, Inc.	3
Imperial Tobacco Group PLC	3
Philip Morris International, Inc.	3
Genuine Parts Co.	3
Nestlé SA, Registered Shares	3

Geographic Allocation	Percent of Net Assets
United States	52%
United Kingdom	18
Switzerland	10
Canada	4
France	3
Japan	2
Australia	2
Germany	2
Taiwan	1
Finland	1
Belgium	1
Denmark	1
Singapore	1
Hong Kong	1
Sweden	1

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI All Country World Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016
		Average Annual Total Returns[5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.75)%	1.05%	N/A	8.25%	N/A	5.19%	N/A
Investor A	(3.89)	0.70	(4.59)%	7.94	6.78%	4.91	4.19%
Investor C	(4.28)	0.04	(0.93)	7.15	7.15	4.13	4.13
MSCI All Country World Index	(11.40)	(6.80)	N/A	4.45	N/A	2.02	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$962.50	$3.65	$1,000.00	$1,021.42	$3.76	0.74%
Investor A	$1,000.00	$961.10	$5.03	$1,000.00	$1,020.01	$5.18	1.02%
Investor C	$1,000.00	$957.20	$8.71	$1,000.00	$1,016.24	$8.97	1.77%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front- end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guar- antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, has voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2015 and held through January 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.8%
Ansell Ltd.	1,885,097	$27,092,084
Sonic Healthcare Ltd.	960,886	12,667,697

		39,759,781
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	197,079	24,785,811
Canada — 4.4%
Rogers Communications, Inc., Class B	1,347,468	46,140,367
TELUS Corp.	1,803,786	50,177,415

		96,317,782
Denmark — 1.0%
Novo Nordisk A/S, Class B	393,977	22,010,867
Finland — 1.2%
Kone Oyj, Class B	588,051	25,847,142
France — 3.2%
Eutelsat Communications SA	758,702	24,520,732
Sanofi	542,895	45,147,286

		69,668,018
Germany — 1.8%
Deutsche Post AG, Registered Shares	1,589,669	38,528,294
Hong Kong — 0.6%
Sands China Ltd.	3,752,000	13,104,781
Japan — 2.4%
Japan Tobacco, Inc.	1,325,600	51,915,467
Singapore — 1.0%
DBS Group Holdings Ltd.	2,159,700	21,470,314
Sweden — 0.6%
Svenska Handelsbanken AB, A Shares	971,091	12,218,657
Switzerland — 10.1%
Givaudan SA, Registered Shares	17,556	32,876,845
Nestlé SA, Registered Shares	757,682	55,820,272
Novartis AG, Registered Shares	656,833	50,887,118
Roche Holding AG	90,555	23,455,946
SGS SA, Registered Shares	9,227	17,932,220
Syngenta AG, Registered Shares	109,322	40,254,032

		221,226,433
Taiwan — 1.2%
Far EasTone Telecommunications Co. Ltd.	12,744,500	26,339,996
United Kingdom — 17.8%
AstraZeneca PLC	1,374,868	88,528,955
British American Tobacco PLC	1,191,598	66,400,332
Diageo PLC	1,900,746	51,171,262
GlaxoSmithKline PLC	1,102,646	22,715,149
HSBC Holdings PLC	2,479,200	17,525,770
Imperial Brands PLC	1,141,190	61,790,776
Lloyds Banking Group PLC	31,889,995	29,876,573
Unilever PLC	1,138,176	50,039,919

		388,048,736
United States — 48.2%
3M Co.	229,030	34,583,530
AbbVie, Inc.	448,555	24,625,670
Altria Group, Inc.	1,143,062	69,852,519
Cisco Systems, Inc.	1,718,352	40,879,594

Common Stocks	Shares	Value
United States (continued)
Citizens Financial Group, Inc.	1,185,825	$25,198,781
Coca-Cola Co.	1,582,861	67,936,394
General Electric Co.	1,159,929	33,753,934
Genuine Parts Co.	663,862	57,204,989
H&R Block, Inc.	1,638,383	55,786,941
International Paper Co.	349,543	11,957,866
Johnson & Johnson	699,422	73,047,634
Linear Technology Corp.	1,151,979	49,224,063
M&T Bank Corp.	258,010	28,427,542
Mattel, Inc.	2,283,990	63,015,284
McDonald’s Corp.	403,698	49,969,738
Microsoft Corp.	846,620	46,640,296
PepsiCo, Inc.	327,341	32,504,961
Pfizer, Inc.	1,573,489	47,975,680
Philip Morris International, Inc.	672,285	60,512,373
Reynolds American, Inc.	529,723	26,459,664
U.S. Bancorp	705,841	28,275,990
United Parcel Service, Inc., Class B	233,756	21,786,059
United Technologies Corp.	238,440	20,908,804
Verizon Communications, Inc.	815,113	40,731,197
Verizon Communications, Inc.	236,967	11,753,563
Wells Fargo & Co.	553,687	27,811,698

		1,050,824,764
Total Long-Term Investments (Cost — $1,898,074,521) — 96.4%		2,102,066,843

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (a)(b)	78,224,659	78,224,659
Total Short-Term Securities (Cost — $78,224,659) — 3.6%		78,224,659
Total Investments (Cost — $1,976,299,180) — 100.0%		2,180,291,502
Other Assets Less Liabilities — 0.0%		407,192

Net Assets — 100.0%		$2,180,698,694

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	7

Schedule of Investments (concluded)

Notes to Schedule of Investments

(a)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	72,786,122	5,438,537	78,224,659	$49,766	$1,473

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$39,759,781	—	$39,759,781
Belgium	—	24,785,811	—	24,785,811
Canada	$96,317,782	—	—	96,317,782
Denmark	—	22,010,867	—	22,010,867
Finland	—	25,847,142	—	25,847,142
France	—	69,668,018	—	69,668,018
Germany	—	38,528,294	—	38,528,294
Hong Kong	—	13,104,781	—	13,104,781
Japan	—	51,915,467	—	51,915,467
Singapore	—	21,470,314	—	21,470,314
Sweden	—	12,218,657	—	12,218,657
Switzerland	—	221,226,433	—	221,226,433
Taiwan	—	26,339,996	—	26,339,996
United Kingdom	—	388,048,736	—	388,048,736
United States	1,050,824,764	—	—	1,050,824,764
Short-Term Securities	78,224,659	—	—	78,224,659

Total	$1,225,367,205	$954,924,297	—	$2,180,291,502

Transfers between Level 1 and Level 2 were as follows:
	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Long-Term Investments:
Common Stocks:
France	—	$(23,122,521)	$23,122,521	—
Taiwan	—	(29,831,289)	29,831,289	—

Total	—	$(52,953,810)	$52,953,810	—

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Statement of Assets and Liabilities

January 31, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $1,898,074,521)	$2,102,066,843
Investments at value — affiliated (cost — $78,224,659)	78,224,659
Receivables:
Capital shares sold	4,701,981
Dividends — unaffiliated	2,867,768
Dividends — affiliated	18,181
Prepaid expenses	52,590

Total assets	2,187,932,022

Liabilities
Payables:
Capital shares redeemed	4,972,283
Investment advisory fees	1,032,746
Officer’s and Trustees’ fees	11,406
Other accrued expenses	203,512
Other affiliates	123,969
Service and distribution fees	453,313
Transfer agent fees	436,099

Total liabilities	7,233,328

Net Assets	$2,180,698,694

Net Assets Consist of
Paid-in capital	$1,992,485,278
Distributions in excess of net investment income	(670,568)
Accumulated net realized loss	(15,018,296)
Net unrealized appreciation (depreciation)	203,902,280

Net Assets	$2,180,698,694

Net Asset Value
Institutional — Based on net assets of $1,192,221,821 and 104,987,317 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.36

Investor A — Based on net assets of $586,302,623 and 51,797,820 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.32

Investor C — Based on net assets of $402,174,250 and 35,733,373 shares outstanding, unlimited number of shares authorized, $0.001 par value	$11.25

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	9

Statement of Operations

Six Months Ended January 31, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$30,736,541
Dividends — affiliated	49,766
Foreign taxes withheld	(816,239)

Total income.	29,970,068

Expenses
Investment advisory	6,379,814
Service and distribution — class specific	2,756,589
Transfer agent — class specific	862,821
Administration	435,795
Administration — class specific	224,019
Accounting services	249,377
Custodian	85,800
Professional	85,769
Registration	68,839
Officer and Trustees	26,763
Printing	25,140
Miscellaneous	25,374

Total expenses	11,226,100
Less fees waived by the Manager	(30,041)

Total expenses after fees waived	11,196,059

Net investment income	18,774,009

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,336,033)
Capital gain distributions received from affiliated investment companies	1,473
Foreign currency transactions	(595,830)

(11,930,390)

Net change in unrealized appreciation (depreciation) on:
Investments	(102,281,137)
Foreign currency translations	(13,045)

(102,294,182)

Net realized and unrealized loss	(114,224,572)

Net Decrease in Net Assets Resulting from Operations	$(95,450,563)

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$18,774,009	$53,332,762
Net realized gain (loss)	(11,930,390)	57,340,133
Net change in unrealized appreciation (depreciation)	(102,294,182)	(43,036,239)

Net increase (decrease) in net assets resulting from operations	(95,450,563)	67,636,656

Distributions to Shareholders[1]
From net investment income:
Institutional	(13,093,661)	(32,074,560)
Investor A	(5,540,490)	(15,519,791)
Investor C	(2,221,034)	(6,851,224)
From net realized gain:
Institutional	(18,903,480)	(21,345,661)
Investor A	(9,238,950)	(11,065,008)
Investor C	(6,219,814)	(7,115,559)

Decrease in net assets resulting from distributions to shareholders	(55,217,429)	(93,971,803)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(48,096,502)	156,008,642

Net Assets
Total increase (decrease) in net assets	(198,764,494)	129,673,495
Beginning of period	2,379,463,188	2,249,789,693

End of period	$2,180,698,694	$2,379,463,188

Undistributed (distributions in excess of) net investment income, end of period	$(670,568)	$1,410,608

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	11

Financial Highlights

	Institutional
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.12	$12.25	$11.33	$10.13	$9.79	$8.69

Net investment income[1]	0.11	0.31	0.41	0.31	0.32	0.36
Net realized and unrealized gain (loss)	(0.56)	0.08	0.92	1.18	0.29	0.97

Net increase (decrease) from investment operations	(0.45)	0.39	1.33	1.49	0.61	1.33

Distributions:[2]
From net investment income	(0.13)	(0.32)	(0.41)	(0.29)	(0.27)	(0.23)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.31)	(0.52)	(0.41)	(0.29)	(0.27)	(0.23)

Net asset value, end of period	$11.36	$12.12	$12.25	$11.33	$10.13	$9.79

Total Return[4]
Based on net asset value	(3.75)%[5]	3.38%	11.83%	14.81%	6.33%	15.41%

Ratios to Average Net Assets
Total expenses	0.74%[6]	0.75%	0.75%	0.81%[7]	0.86%[7]	0.99%[8]

Total expenses after fees waived and/or reimbursed	0.74%[6]	0.74%	0.75%	0.80%	0.86%	0.89%[8]

Net investment income	1.94%[6]	2.57%	3.42%	2.83%	3.25%	3.65%[8]

Supplemental Data
Net assets, end of period (000)	$1,192,222	$1,313,697	$1,112,027	$812,277	$492,113	$154,543

Portfolio turnover rate	15%	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 0.85%. There was no financial impact to the expense ratios for the year ended December 31, 2013.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	—	0.01%

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Financial Highlights (continued)

	Investor A
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.08	$12.21	$11.30	$10.10	$9.77	$8.68

Net investment income[1]	0.10	0.28	0.38	0.27	0.28	0.33
Net realized and unrealized gain (loss)	(0.57)	0.08	0.91	1.19	0.30	0.98

Net increase (decrease) from investment operations	(0.47)	0.36	1.29	1.46	0.58	1.31

Distributions:[2]
From net investment income	(0.11)	(0.29)	(0.38)	(0.26)	(0.25)	(0.22)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.29)	(0.49)	(0.38)	(0.26)	(0.25)	(0.22)

Net asset value, end of period	$11.32	$12.08	$12.21	$11.30	$10.10	$9.77

Total Return[4]
Based on net asset value	(3.89)%[5]	3.09%	11.48%	14.58%	6.00%	15.14%

Ratios to Average Net Assets
Total expenses	1.02%[6]	1.02%	1.03%	1.06%[7]	1.11%[7]	1.23%[7,8]

Total expenses after fees waived and/or reimbursed	1.02%[6]	1.02%	1.03%	1.06%	1.11%	1.14%[8]

Net investment income	1.66%[6]	2.32%	3.14%	2.54%	2.93%	3.38%[8]

Supplemental Data
Net assets, end of period (000)	$586,303	$648,590	$712,945	$572,796	$383,912	$178,933

Portfolio turnover rate	15%	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 1.10%. There was no financial impact to the expense ratios for the years ended December 31, 2013 and December 31, 2011.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	—	0.01%

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	13

Financial Highlights (concluded)

	Investor C
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.02	$12.15	$11.24	$10.06	$9.74	$8.67

Net investment income[1]	0.05	0.19	0.29	0.19	0.21	0.26
Net realized and unrealized gain (loss)	(0.57)	0.08	0.91	1.17	0.30	0.98

Net increase (decrease) from investment operations	(0.52)	0.27	1.20	1.36	0.51	1.24

Distributions:[2]
From net investment income	(0.07)	(0.20)	(0.29)	(0.18)	(0.19)	(0.17)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]	—

Total distributions	(0.25)	(0.40)	(0.29)	(0.18)	(0.19)	(0.17)

Net asset value, end of period	$11.25	$12.02	$12.15	$11.24	$10.06	$9.74

Total Return[4]
Based on net asset value	(4.28)%[5]	2.32%	10.74%	13.63%	5.32%	14.40%

Ratios to Average Net Assets
Total expenses	1.77%[6]	1.77%	1.77%	1.81%[7]	1.86%[7]	1.95%[7,8]

Total expenses after fees waived and/or reimbursed	1.77%[6]	1.77%	1.77%	1.81%	1.86%	1.88%[8]

Net investment income	0.89%[6]	1.57%	2.40%	1.79%	2.22%	2.69%[8]

Supplemental Data
Net assets, end of period (000)	$402,174	$417,176	$424,818	$331,547	$240,822	$108,544

Portfolio turnover rate	15%	34%	14%	18%	24%	14%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 1.85%. There was no financial impact to the expense ratios for the years ended December 31, 2013 and December 31, 2011.

[8]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31,
		2015	2014	2013	2012	2011
Investments in underlying funds	—	—	—	—	—	0.01%

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Global Dividend Portfolio (the “Fund”). The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by the BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Realized currency gains (losses) on foreign currency related transactions are reported as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The Fund has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	15

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter options (“OTC”) (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Notes to Financial Statements (continued)

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assetsor liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments have been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisors, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	17

Notes to Financial Statements (continued)

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended January 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$750,436	$2,006,153	$2,756,589

Other Fees

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2016, the Fund paid $23,386 to affiliates of BlackRock in return for these services to Institutional shareholders, which are included in transfer agent — class specific in the Statement of Operations.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$1,893	$4,979	$3,227	$10,099

For the six months ended January 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$401,186	$279,703	$181,932	$862,821

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion.	0.0325%
Greater than $13 Billion	0.0300%

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Notes to Financial Statements (continued)

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2016, the following table shows the class specific administration fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$123,861	$60,035	$40,123	$224,019

There are no Fund level and class specific waivers and/or reimbursements subject to recoupment.

For the six months ended January 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $41,153.

For the six months ended January 31, 2016, affiliates received CDSCs in the amount of $5,794 and $16,209 for the Fund’s Investor A and Investor C Shares, respectively.

Officer and Trustees Fees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

5. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments, excluding short-term securities, were $330,384,073 and $426,970,473, respectively.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,979,387,042

Gross unrealized appreciation	$289,909,167
Gross unrealized depreciation	(89,004,707)

Net unrealized appreciation	$200,904,460

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2016, the Fund did not borrow under the credit agreement.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	19

Notes to Financial Statements (concluded)

8. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	17,036,272	$196,102,593	61,251,228	$742,195,154
Shares issued in reinvestment of distributions	2,182,336	25,039,314	3,338,631	39,377,639
Shares redeemed	(22,602,642)	(259,641,556)	(46,980,536)	(565,310,342)

Net increase (decrease)	(3,384,034)	$(38,499,649)	17,609,323	$216,262,451

Investor A
Shares sold	6,249,166	$72,204,134	14,335,722	$172,811,847
Shares issued in reinvestment of distributions	1,226,976	14,031,217	2,134,886	25,135,438
Shares redeemed	(9,348,663)	(107,819,233)	(21,173,793)	(255,068,029)

Net decrease	(1,872,521)	$(21,583,882)	(4,703,185)	$(57,120,744)

Investor C
Shares sold	3,780,986	$43,582,482	5,689,353	$68,235,999
Shares issued in reinvestment of distributions	674,536	7,663,132	1,072,993	12,561,550
Shares redeemed	(3,435,599)	(39,258,585)	(7,021,632)	(83,930,614)

Net increase (decrease)	1,019,923	$11,987,029	(259,286)	$(3,133,065)

Total Net Increase (Decrease)	(4,236,632)	$(48,096,502)	12,646,852	$156,008,642

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Officers and Trustees

Robert M. Hernandez, Chair of the Board and Trustee

Fred G. Weiss, Vice Chair of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	21

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JANUARY 31, 2016	23

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-1/16-SAR

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Funds II

▶   BlackRock Dynamic High Income Portfolio

▶   BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

2	BLACKROCK FUNDS II	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve, which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2016	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended January 31, 2016, the Fund underperformed its blended risk benchmark of 70% MSCI World Index/ 30% Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund has flexibility to invest across all asset classes and is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile less than or equal to the 70/30 risk benchmark.

•

For the six-month period, the Fund’s equity-linked notes (i.e., covered call writing) weighted on returns, as the sharp equity sell-off toward the end of the period outweighed the incremental income contribution. Similarly, exposure to developed market equity futures detracted due to the market pullback. The Fund’s allocation to master limited partnerships (“MLPs”) proved to be a significant detractor from returns, as most energy-related assets traded lower due to the sharp drop in oil prices. In a similar vein, a modest allocation to high yield bonds also weighed on performance. Finally, allocations to nontraditional fixed income asset classes, such as collateralized loan obligations, commercial mortgage backed securities (“CMBS”) and emerging market debt, also hindered performance given the broad-based risk-off environment.

•

Conversely, the main contributors to performance included an elevated allocation to cash given the sell-off across risk assets. In addition, exposure to preferred stocks aided returns as the asset class continued to perform strongly. Finally, a modest hedging of the euro vs. the U.S. dollar aided performance given the continued weakening of foreign currencies relative to the dollar.

•

The Fund sourced income from a variety of assets classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to equity-linked notes, structured credit and preferred stocks.

•

The Fund uses derivatives as part of its investment strategy. In particular, futures, options and swaps have been key derivative instruments utilized to efficiently manage exposures. Additionally, equity covered call options were used to provide an alternative source of income. On the whole, the Fund’s derivative positions detracted from performance, driven largely by the use of financial futures contracts.

Describe recent portfolio activity.

•

Over the period, the Fund shifted a portion of assets out of equities and into cash in an effort to manage overall portfolio risk. In particular, the Fund reduced exposure to equity-linked notes, MLPs, global real estate investment trusts (“REITs”), and equity futures in developed markets. Within fixed income, the Fund reallocated among credit-oriented assets to take advantage of more attractive relative valuations, specifically within non-agency residential mortgage-backed securities and CMBS. Additionally, the Fund initiated exposure to European high yield corporates bonds based on compelling spread widening and supportive fundamentals. Conversely, the Fund reduced exposure to preferred stocks on the view that further upside there will likely be limited. The Fund also reduced exposure to floating rate loans and readjusted overall portfolio duration (and corresponding interest rate sensitivity) through investments in Treasury futures.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including equity-linked notes, preferred securities, floating rate bank loans/collateralized loan obligation, non-agency mortgages, CMBS, fixed income closed-end funds, global REITs, Asian credit, MLPs, high yield bonds and cash. The Fund also held an interest rate hedge on 10-year U.S. Treasury futures, and derivate exposures to gain access to developed equity markets, government bond futures and credit markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JANUARY 31, 2016

BlackRock Dynamic High Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”).

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Barclays U.S. Aggregate Bond Index (30%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016
				Average Annual Total Returns[7]
				1 Year		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.02%	5.83%	(8.78)%	(6.18)%	N/A	(4.39)%	N/A
Investor A	5.45	5.29	(8.90)	(6.34)	(11.26)%	(4.63)	(8.68)%
Investor C	5.00	4.82	(9.25)	(7.16)	(8.04)	(5.41)	(5.41)
70% MSCI World Index/30% Barclays U.S. Aggregate Bond Index	—	—	(7.14)	(3.39)	N/A	(2.54)	N/A
MSCI World Index	—	—	(10.79)	(5.08)	N/A	(4.84)	N/A
Barclays U.S. Aggregate Bond Index	—	—	1.33	(0.16)	N/A	2.27	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 3, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$912.20	$5.05	$1,000.00	$1,019.86	$ 5.33	1.05%
Investor A	$1,000.00	$911.00	$6.24	$1,000.00	$1,018.60	$ 6.60	1.30%
Investor C	$1,000.00	$907.50	$9.83	$1,000.00	$1,014.83	$10.38	2.05%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•

During the six-month period ended January 31, 2016, the Fund’s Institutional Shares returned (4.69)%, while the Investor A Shares returned (4.82)% and Investor C Shares returned (5.28)%. During the same period, the Fund’s benchmark, a blend of 50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index, returned (4.71)%.

What factors influenced performance?

•

The following discussion relates to the Fund’s absolute performance based on the nature of its strategy. The Fund employs an unconstrained strategy (i.e., one with flexibility to invest across all asset classes) that is managed within a risk controlled framework, seeking to maintain competitive yield with a risk of profile less than or equal to the 50/50 risk benchmark.

•

The Fund’s above-average allocation to cash and cash equivalents was the top contributor to performance given the broad-based sell-off toward the end of the period in the global financial markets. The investment advisor adopted this positioning in response to a declining opportunity set of stocks with the potential for attractive risk-adjusted returns, as well as its desire to manage downside risk. The Fund’s allocation to investment-grade debt, which served as a “safe haven” for investors at a time of elevated market volatility, also aided returns.

•

The Fund sourced income from a variety of asset classes, regions and sectors. The Fund’s allocations to equity-linked notes, mortgage-backed securities (“MBS”) and high yield bonds were the top contributors to overall portfolio yield.

•

High-yield bonds continued to weaken during the period, as concerns about the energy sector spilled over to the rest of the market. Although the Fund’s high yield allocation detracted from overall returns, the investment advisor’s preference for higher-quality bonds, together with its underweight position in the lagging energy sector, enabled its portfolio to outperform the high yield index.

•

While the Fund’s practice of writing covered call options made a strong contribution to income, the underlying equity positions detracted. Exposure to developed market dividend stocks, together with a modest allocation to emerging market equities, also detracted due to the acute pullback in global equity prices. The Fund’s position in master limited partnerships (“MLPs”), while small, weighed on returns at a time in which energy prices were pressured by the combination of resilient U.S. energy production and an oversupply of both oil and natural gas. Allocations to nontraditional fixed income asset classes, such as bank loans, preferred stocks, and commercial mortgage backed securities (“CMBS”), also hindered performance given the broad-based “risk-off” environment in the global financial markets.

•

The Fund held derivatives during the period. Futures, options and swaps were utilized to manage the portfolio’s exposures and mitigate risk during periods of market distress. Additionally, equity covered call options were utilized to provide an alternative source of income. The Fund’s use of derivatives to manage equity risk generally contributed to performance, whereas derivatives used to manage interest rate risk largely detracted. However, both served to reduce the Fund’s overall volatility. Positions in high yield credit default index swaps modestly contributed, while CMBS swaps generally detracted.

Describe recent portfolio activity.

•

In an effort to reduce overall portfolio risk, the Fund shifted a portion of its assets out of equities and into fixed income and cash. Specifically, the Fund reduced exposure to covered call options, U.S. dividend-paying equities and MLPs. The Fund redeployed some of these assets into bank loans and high yield securities, which the investment advisor believed were more attractively valued due to the widening of yield spreads. The Fund continued to allocate to securitized assets, including non-agency mortgages and CMBS. However, the Fund reduced its allocation to preferred stocks on the belief that the asset class offered limited upside. The Fund also increased its derivatives used to manage interest rate risk and exposure to long-term investment grade bonds given market expectations that the U.S. Federal Reserve would continue to raise interest rates.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes, including global equities, high-yield bonds, MBS, investment grade bonds, bank loans, cash, preferred stocks, global real estate investment trusts, emerging market bonds and MLPs. The Fund also utilized futures as part of its overall strategy to manage portfolio risk.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JANUARY 31, 2016

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2016

				Average Annual Total Returns[7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	5.14%	5.00%	(4.69)%	(3.60)%	N/A	5.52%	N/A	5.08%	N/A
Investor A	4.63	4.50	(4.82)	(3.85)	(8.90)%	5.25	4.12%	4.82	4.10%
Investor C	4.13	3.98	(5.28)	(4.67)	(5.58)	4.44	4.44	4.03	4.03
50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index	—	—	(4.71)	(2.36)	N/A	4.89	N/A	3.88	N/A
MSCI World Index	—	—	(10.79)	(5.08)	N/A	5.80	N/A	2.70	N/A
Barclays U.S. Aggregate Bond Index	—	—	1.33	(0.16)	N/A	3.51	N/A	4.24	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[10]
	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[9]	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During the Period[9]	Annualized Expense Ratio
Institutional	$1,000.00	$953.10	$2.70	$1,000.00	$1,022.37	$2.80	0.55%
Investor A	$1,000.00	$951.80	$3.92	$1,000.00	$1,021.11	$4.06	0.80%
Investor C	$1,000.00	$947.20	$7.59	$1,000.00	$1,017.34	$7.86	1.55%

[9]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

[10]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

BLACKROCK FUNDS II	JANUARY 31, 2016	7

Portfolio Information as of January 31, 2016

BlackRock Dynamic High Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
iShares iBoxx $ High Yield Corporate Bond ETF	4%
Commercial Mortgage Trust	2
Eaton Vance Limited Duration Income Fund	1
JPMorgan Chase Commercial Mortgage Securities Trust	1
Invesco Senior Income Trust	1
Voya Prime Rate Trust	1
Wells Fargo Commercial Mortgage Trust	1
CIFC Funding Ltd.	1
Voya CLO Ltd.	1
Alternative Loan Trust	1

Portfolio Composition	Percent of Total Investments[1]
Equity-Linked Notes	19%
Corporate Bonds	16
Asset-Backed Securities	14
Non-Agency Mortgage-Backed Securities	13
Investment Companies	12
Preferred Securities	12
Common Stocks	11
Foreign Agency Obligations	2
Foreign Government Obligations	1

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
Alternative Loan Trust	3%
SPDR Barclays High Yield Bond ETF	3
iShares iBoxx $ High Yield Corporate Bond ETF	2
Bear Stearns Asset Backed Securities I Trust	1
Structured Asset Mortgage Investments II Trust	1
Commercial Mortgage Trust	1
Bank of America Corp.	1
LSTAR Securities Investment Trust	1
Fannie Mae Mortgage-Backed Securities	1
Goldman Sachs Group, Inc.	1

Portfolio Composition	Percent of Total Investments[1]
Corporate Bonds	25%
Common Stocks	21
Non-Agency Mortgage-Backed Securities	13
Asset-Backed Securities	10
Equity-Linked Notes	9
Floating Rate Loan Interests	7
Preferred Securities	6
Investment Companies	5
Foreign Government Obligations	2
Foreign Agency Obligations	1
U.S. Government Sponsored Agency Securities	1

[1]	Total investments exclude short-term securities.

8	BLACKROCK FUNDS II	JANUARY 31, 2016

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, voluntarily waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. The Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver may be reduced or discontinued at any time. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2015 and held through January 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	9

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.69%, 7/25/36 (a)	USD	234	$126,201
ALM VI Ltd., Series 2012-6A, Class CR, 4.07%, 7/15/26 (a)(b)		1,000	920,800
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class C, 3.77%, 4/24/24 (a)(b)		500	493,059
Series 2013-7R2A, Class D, 5.62%, 4/24/24 (a)(b)		500	428,320
AMMC CLO Ltd., Series 2014-15A, Class D, 4.68%, 12/09/26 (a)(b)		1,000	940,000
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 3.92%, 1/26/26 (a)(b)		1,050	954,546
Apidos CLO XVI, Series 2013-16A, Class C, 3.57%, 1/19/25 (a)(b)		250	212,539
Apidos CLO XX, Series 2015-20A, Class C, 4.02%, 1/16/27 (a)(b)		500	459,689
Atrium X, Series 10A, Class D, 4.12%, 7/16/25 (a)(b)		750	683,705
Atrium XI, Series 11A, Class D, 4.52%, 10/23/25 (a)(b)		1,000	942,500
Babson CLO Ltd., Series 2014-IIA, Class D, 3.92%, 10/17/26 (a)(b)		500	417,702
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.57%, 11/25/36 (a)		201	168,891
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.15%, 4/25/34 (a)		158	143,709
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.12%, 7/15/24 (a)(b)		500	450,837
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 5.42%, 7/27/26 (a)(b)		640	477,301
Series 2015-4A, Class SBB1, 0.00%, 10/20/27 (a)(b)		770	706,475
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.66%, 8/25/36 (a)		300	170,890
Series 2006-NC5, Class A3, 0.58%, 1/25/37 (a)		240	137,151
Series 2007-HE1, Class A2, 0.58%, 6/25/37 (a)		772	694,109
C-BASS Mortgage Loan Trust, Series 2006-CB6, Class A23, 0.57%, 7/25/36 (a)		803	703,358
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.27%, 5/20/26 (a)(b)		500	375,532
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.62%, 1/19/23 (a)(b)		750	716,788
Series 2014-4A, Class D, 4.02%, 10/17/26 (a)(b)		1,000	869,017
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		706	745,535

Asset-Backed Securities		Par (000)	Value
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.58%, 10/15/36 (a)	USD	367	$310,760
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 3.97%, 7/15/26 (a)(b)		750	678,947
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.79%, 10/29/26 (a)(b)		750	662,603
Highbridge Loan Management Ltd.:
Series 2015-6A, Class D, 3.98%, 5/05/27 (a)(b)		500	451,250
Series 2015-6A, Class E1, 5.78%, 5/05/27 (a)(b)		500	415,625
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-A, Class A4, 0.73%, 3/25/36 (a)		220	146,161
Invitation Homes Trust:
Series 2014-SFR3, Class E, 4.93%, 12/17/31 (a)(b)		700	696,722
Series 2015-SFR3, Class E, 4.18%, 8/17/32 (a)(b)		500	490,914
JPMorgan Mortgage Acquisition Trust, Series 2006-NC1, Class A5, 0.69%, 4/25/36 (a)		170	146,295
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.61%, 5/25/46 (a)		346	130,083
Series 2006-3, Class 2A4, 0.70%, 5/25/46 (a)		316	118,152
Series 2006-4, Class 1A, 0.58%, 5/25/36 (a)		679	355,726
Mastr Asset Backed Securities Trust, Series 2007-HE1, Class A4, 0.71%, 5/25/37 (a)		650	431,581
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.55%, 7/25/23 (a)(b)		250	223,833
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.11%, 11/14/25 (a)(b)		250	217,694
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		444	443,597
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class E1, 5.57%, 11/25/25 (a)(b)		250	174,783
OZLM VII Ltd., Series 2014-7A, Class D, 5.32%, 7/17/26 (a)(b)		500	385,271
OZLM XII Ltd., Series 2015-12A, Class C, 4.02%, 4/30/27 (a)(b)		500	443,341
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.58%, 10/17/31 (a)(b)		500	490,639
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	503,867

Portfolio Abbreviations
ADR	American Depositary Receipts	GBP	British Pound	REIT	Real Estate Investment Trust
AKA	Also Known As	GDR	Global Depositary Receipts	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	MLP	Master Limited Partnership	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	NVDR	Non-Voting Depository Receipts	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	OTC	Over-the-counter	USD	U.S. Dollar
FKA	Formerly Known As	PIK	Payment-in-kind

See Notes to Financial Statements.

10	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
RASC Trust, Series 2002-KS4, Class AIIA, 0.92%, 7/25/32 (a)	USD	618	$543,397
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.82%, 7/17/26 (a)(b)		750	662,715
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.22%, 7/15/25 (a)(b)		500	461,346
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 3.92%, 1/23/27 (a)(b)		500	432,796
Soundview Home Loan Trust, Series 2007-NS1, Class A4, 0.73%, 1/25/37 (a)		200	133,344
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 3.85%, 10/20/26 (a)(b)		1,250	1,100,418
Voya CLO Ltd.:
Series 2012-2AR, Class ER, 6.32%, 10/15/22 (a)(b)		500	464,770
Series 2014-4A, Class C, 4.32%, 10/14/26 (a)(b)		250	226,701
Series 2015-1A, Class D, 5.92%, 4/18/27 (a)(b)		1,000	840,000
Voya Ltd., Series 2012-4A, Class C, 4.82%, 10/15/23 (a)(b)		250	238,911
Total Asset-Backed Securities — 12.0%			25,960,896

Common Stocks		Shares
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Partners LP — MLP		3,470	68,914
Columbia Pipeline Partners LP — MLP		13,260	202,878
Delek Logistics Partners LP — MLP		6,730	189,046
Dominion Midstream Partners LP — MLP (c)		12,900	359,910
Energy Transfer Equity LP — MLP		5,240	45,483
Energy Transfer Partners LP — MLP		4,500	133,830
Enterprise Products Partners LP — MLP		29,700	710,127
EQT Midstream Partners LP — MLP		3,440	234,161
Genesis Energy LP — MLP		7,620	216,560
Magellan Midstream Partners LP — MLP		9,720	624,316
MPLX LP — MLP		17,156	527,890
ONEOK Partners LP — MLP		3,990	109,087
ONEOK, Inc.		1,630	40,603
Phillips 66 Partners LP — MLP		2,020	114,494
Plains All American Pipeline LP — MLP		12,470	263,242
Rose Rock Midstream LP — MLP		1,480	16,250
Shell Midstream Partners LP — MLP		18,170	646,125
Sunoco Logistics Partners LP — MLP		10,900	242,743
Targa Resources Corp.		730	16,403
Targa Resources Partners LP — MLP		4,160	57,158
Tesoro Logistics LP — MLP		4,321	191,550
Valero Energy Partners LP — MLP		2,970	131,809
Williams Cos., Inc.		750	14,475
Williams Partners LP — MLP		10,930	240,679

			5,397,733
Real Estate Investment Trusts (REITs) — 5.7%
Assura PLC		912,093	708,308
British Land Co. PLC		44,201	468,242
Charter Hall Retail REIT		262,602	771,960
Community Healthcare Trust, Inc.		12,837	237,741
CyrusOne, Inc.		19,040	701,624
Empiric Student Property PLC		191,025	306,897
EPR Properties		15,063	903,027
Gramercy Property Trust		29,177	213,284
Japan Rental Housing Investments, Inc.		816	553,762
Japan Senior Living Investment Corp. (c)		197	223,329
Kenedix Retail REIT Corp.		152	308,983

Common Stocks		Shares	Value
Real Estate Investment Trusts (REITs) (continued)
National Storage REIT		379,385	$406,258
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $163) (c)(d)		163	163
Parkway Life Real Estate Investment Trust		157,300	249,542
Physicians Realty Trust		29,440	502,541
Prologis, Inc.		16,424	648,255
Ramco-Gershenson Properties Trust		34,399	587,879
Retail Properties of America, Inc., Class A		47,911	743,100
SPH REIT		319,200	206,595
STAG Industrial, Inc.		48,806	826,286
Target Healthcare REIT Ltd.		92,150	143,518
UDR, Inc.		28,507	1,014,564
Vastned Retail NV		9,920	434,324
Vicinity Centres		381,404	794,034
Wereldhave NV		8,120	443,604

			12,397,820
Real Estate Management & Development — 1.4%
Cheung Kong Property Holdings Ltd.		77,500	420,076
Croesus Retail Trust		731,990	416,195
Entra ASA		24,951	196,474
First Capital Realty, Inc.		30,452	406,925
LEG Immobilien AG		9,091	737,933
Picton Property Income Ltd.		286,425	286,711
Sponda Oyj		111,154	454,644

			2,918,958
Total Common Stocks — 9.6%			20,714,511

Corporate Bonds		Par (000)
Air Freight & Logistics — 0.1%
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	100	109,144
XPO Logistics, Inc., 5.75%, 6/15/21		100	96,437

			205,581
Airlines — 0.3%
American Airlines Pass-Through Trust:
Series 2016-1, Class A, 4.10%, 7/15/29	USD	125	125,875
Series 2016-1, Class B, 5.25%, 7/15/25		325	325,813
Heathrow Finance PLC, 5.38%, 9/01/19	GBP	100	149,762

			601,450
Auto Components — 0.1%
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (e)	EUR	100	103,563
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (e)		100	114,829

			218,392
Automobiles — 0.1%
Fiat Chrysler Finance Europe:
6.63%, 3/15/18		100	115,913
4.75%, 7/15/22		100	112,121

			228,034
Banks — 2.7%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)		100	104,375
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		100	102,371
Banco Popolare SC, 2.75%, 7/27/20		100	103,503
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	USD	200	198,200
Bankia SA, 4.00%, 5/22/24 (a)	EUR	300	310,407

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Barclays Bank PLC, 7.63%, 11/21/22	USD	200	$223,511
Barclays PLC, 4.38%, 9/11/24		600	584,796
Commerzbank AG:
7.75%, 3/16/21	EUR	200	255,585
8.13%, 9/19/23 (b)	USD	575	645,909
Deutsche Bank AG, 4.30%, 5/24/28 (a)		550	493,111
Intesa Sanpaolo SpA:
2.86%, 4/23/25	EUR	100	105,579
5.71%, 1/15/26 (b)	USD	355	348,792
Popular, Inc., 7.00%, 7/01/19		515	479,594
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		900	954,273
Société Générale SA, 4.75%, 11/24/25 (b)		200	189,661
SunTrust Banks, Inc., 5.63% (a)(f)		375	372,656
UniCredit SpA:
6.95%, 10/31/22	EUR	250	303,104
5.75%, 10/28/25 (a)		100	113,209

			5,888,636
Capital Markets — 0.3%
CPUK Finance Ltd., 7.00%, 8/28/42	GBP	100	144,272
Credit Suisse AG, 6.50%, 8/08/23 (b)	USD	200	212,500
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		200	197,120

			553,892
Chemicals — 0.2%
INEOS Finance PLC, 4.00%, 5/01/23	EUR	100	101,288
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		100	104,944
PSPC Escrow Corp., 6.00%, 2/01/23		100	86,679
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		100	103,526

			396,437
Commercial Services & Supplies — 0.1%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	100	132,599
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (e)	EUR	100	83,327
Verisure Holding AB, 6.00%, 11/01/22		100	111,715

			327,641
Construction & Engineering — 0.3%
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	650	637,782
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21	EUR	100	94,951
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		37	41,785
Pfleiderer GmbH, 7.88%, 8/01/19		100	111,742

			248,478
Consumer Finance — 0.1%
Synchrony Financial, 4.50%, 7/23/25	USD	250	251,604
Containers & Packaging — 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 1/15/22	EUR	200	214,167
Ball Corp., 3.50%, 12/15/20		100	111,065
Crown European Holdings SA:
4.00%, 7/15/22		100	110,418
3.38%, 5/15/25		100	100,069
Horizon Holdings III SASU, 5.13%, 8/01/22		200	220,992
OI European Group BV, 6.75%, 9/15/20	USD	112	137,405
Progroup AG, 5.13%, 5/01/22		100	111,588
Sealed Air Corp., 4.50%, 9/15/23	EUR	100	111,579
SGD Group SAS, 5.63%, 5/15/19		100	106,488

			1,223,771

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.4%
Altice Financing SA, 5.25%, 2/15/23	EUR	100	$105,269
Cognita Financing PLC, 7.75%, 8/15/21	GBP	100	144,628
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22		100	139,890
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (e)	EUR	200	206,909
United Group BV, 7.88%, 11/15/20		100	114,071
Worldpay Finance PLC, 3.75%, 11/15/22		100	109,142

			819,909
Diversified Telecommunication Services — 0.7%
eircom Finance Ltd., 9.25%, 5/15/20		121	138,535
OTE PLC, 3.50%, 7/09/20	USD	100	100,356
SoftBank Group Corp., 5.25%, 7/30/27		145	143,333
Telecom Italia SpA:
3.25%, 1/16/23	EUR	100	108,583
5.88%, 5/19/23	GBP	100	151,388
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	100	117,537
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		320	330,015
UPC Holding BV, 6.75%, 3/15/23		119	138,258
Wind Acquisition Finance SA:
4.00%, 7/15/20		150	158,838
7.00%, 4/23/21		100	104,809

			1,491,652
Electric Utilities — 0.1%
Viridian Group Fundco II Ltd., 7.50%, 3/01/20		100	114,721
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 5.50%, 4/15/23		100	105,242
Energy Equipment & Services — 0.1%
Trionista TopCo GmbH, 6.88%, 4/30/21		100	113,230
Food & Staples Retailing — 0.1%
Brakes Capital, 7.13%, 12/15/18	GBP	100	146,053
Tesco Corporate Treasury Services PLC, 2.13%, 11/12/20	USD	100	105,435

			251,488
Food Products — 0.3%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	100	152,465
Boparan Finance PLC, 4.38%, 7/15/21	EUR	100	95,878
Darling Global Finance BV, 4.75%, 5/30/22		100	101,803
FPC Treasury Ltd., 4.50%, 4/16/23	USD	200	198,601
R&R Pik PLC, 9.75% (9.25% Cash or 9.75% PIK), 5/15/18 (e)	EUR	127	138,074

			686,821
Health Care Providers & Services — 0.2%
Ephios Bondco PLC, 6.25%, 7/01/22		200	221,393
Ephios Holdco II PLC, 8.25%, 7/01/23		100	104,592
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	100	140,724

			466,709
Hotels, Restaurants & Leisure — 0.6%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23	EUR	100	100,746
International Game Technology PLC, 4.75%, 2/15/23		100	102,317
Merlin Entertainments PLC, 2.75%, 3/15/22		100	103,455
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	146,799
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	109,386
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	100	136,992

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Series A7, 5.27%, 3/30/24	GBP	127	$162,022
Snai SpA, 7.63%, 6/15/18	EUR	100	107,255
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	100	142,669
Vougeot Bidco PLC, 7.88%, 7/15/20		100	148,914

			1,260,555
Household Durables — 0.1%
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	100	110,902
Magnolia BC SA, 9.00%, 8/01/20		100	114,829

			225,731
Insurance — 0.3%
Generali Finance BV, 4.60%, 11/30/49 (a)	USD	100	100,757
Genworth Holdings, Inc., 4.80%, 2/15/24		300	174,000
QBE Insurance Group Ltd., 6.75%, 12/02/44 (a)		200	206,830
UNIQA Insurance Group AG, 6.00%, 7/27/46 (a)	EUR	100	104,492

			586,079
Media — 1.0%
Altice Luxembourg SA, 7.25%, 5/15/22		390	399,776
CCO Safari II LLC:
4.91%, 7/23/25 (b)	USD	185	185,183
6.38%, 10/23/35 (b)		100	100,475
6.83%, 10/23/55 (b)		75	74,671
Numericable-SFR SAS:
5.38%, 5/15/22	EUR	100	111,038
5.63%, 5/15/24		200	219,592
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23		80	91,529
4.00%, 1/15/25		200	211,520
3.50%, 1/15/27		200	204,201
Virgin Media Secured Finance PLC:
4.88%, 1/15/27	GBP	300	396,480
6.25%, 3/28/29		100	141,693
Ziggo Secured Finance BV, 3.75%, 1/15/25	USD	100	100,703

			2,236,861
Metals & Mining — 0.1%
Constellium NV, 4.63%, 5/15/21	EUR	100	89,913
Vedanta Resources PLC, 6.00%, 1/31/19	USD	300	184,890

			274,803
Multiline Retail — 0.1%
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	100	139,285
Oil, Gas & Consumable Fuels — 1.4%
CE Energy A/S, 7.00%, 2/01/21	USD	100	105,621
Energy Transfer Partners LP, 5.15%, 3/15/45		375	256,856
Enterprise Products Operating LLC, 4.90%, 5/15/46		350	290,670
Greenko Dutch BV, 8.00%, 8/01/19		200	209,445
Kinder Morgan Energy Partners LP, 6.38%, 3/01/41		75	60,261
Kinder Morgan, Inc., 5.05%, 2/15/46		375	273,086
Petron Corp., 7.50% (a)(f)		200	204,000
PTTEP Canada International Finance Ltd., 5.69%, 4/05/21		200	225,219
Rapid Holding Gmbh, 6.63%, 11/15/20	EUR	200	222,021
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23	USD	175	139,984
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	549,624

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Repsol International Finance BV, 4.50%, 3/25/75 (a)	USD	100	$77,618
Williams Cos., Inc., 4.55%, 6/24/24		575	376,873

			2,991,278
Personal Products — 0.1%
Douglas GmbH, 6.25%, 7/15/22	EUR	127	143,082
Pharmaceuticals — 0.4%
Actavis Funding SCS:
3.80%, 3/15/25	USD	250	253,655
4.75%, 3/15/45		376	375,978
Valeant Pharmaceuticals International, Inc., 4.50%, 5/15/23	EUR	300	278,775

			908,408
Real Estate Management & Development — 1.8%
Agile Property Holdings Ltd., 8.38%, 2/18/19	USD	200	202,718
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)	GBP	100	163,864
China Aoyuan Property Group Ltd., 10.88%, 5/26/18	USD	200	209,002
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	196,074
Country Garden Holdings Co. Ltd., 7.50%, 1/10/23		200	204,318
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		200	194,681
KWG Property Holding Ltd., 8.98%, 1/14/19		300	310,818
Lodha Developers International Ltd., 12.00%, 3/13/20		400	348,000
Logan Property Holdings Co. Ltd., 11.25%, 6/04/19		200	217,640
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19		250	246,550
Shimao Property Holdings Ltd., 8.38%, 2/10/22		200	211,642
Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	87	122,482
Vingroup JSC, 11.63%, 5/07/18	USD	300	315,071
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		200	205,046
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		400	401,360
Yuzhou Properties Co. Ltd.:
8.75%, 10/04/18		200	206,211
9.00%, 12/08/19		200	206,772

			3,962,249
Road & Rail — 0.1%
EC Finance PLC, 5.13%, 7/15/21	EUR	100	109,954
Silk Bidco A/S, 7.50%, 2/01/22		100	109,413

			219,367
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	600	438,000
Software — 0.1%
Rolta LLC, 10.75%, 5/16/18		450	245,264
Specialty Retail — 0.2%
Dufry Finance SCA, 4.50%, 7/15/22	EUR	128	142,125
House of Fraser Funding PLC, 6.34%, 9/15/20 (a)	GBP	100	140,375
Pacific Emerald Pte Ltd., 9.75%, 7/25/18	USD	200	190,000

			472,500
Transportation Infrastructure — 0.1%
Swissport Investments SA, 6.75%, 12/15/21	EUR	100	111,850

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19	USD	200	$201,000
Matterhorn Telecom SA, 3.88%, 5/01/22	EUR	100	97,957

			298,957
Total Corporate Bonds — 13.6%			29,345,739

Equity-Linked Notes
Air Freight & Logistics — 0.3%
Credit Suisse AG (FedEx Corp.), 11.90%, 3/16/16	USD	5	656,245
Airlines — 0.7%
Canadian Imperial Bank of Commerce (Delta Air Lines, Inc.), 24.76%, 3/08/16		15	698,361
Nomura International Funding Pte. Ltd. (Southwest Airlines Co.), 20.61%, 3/17/16		18	691,898

			1,390,259
Auto Components — 0.6%
Merrill Lynch International & Co. (Sumitomo Electric Industries Ltd.):
14.53%, 2/02/16		27	342,595
14.55%, 2/03/16		23	286,128
14.50%, 2/03/16		5	60,589
Nomura International Funding Pte. Ltd. (Goodyear Tire & Rubber Co.):
20.58%, 2/10/16		8	219,815
20.67%, 2/12/16		8	219,487
18.89%, 2/17/16		8	221,158

			1,349,772
Automobiles — 0.5%
Merrill Lynch International & Co. (Mazda Motor Corp.), 18.35%, 2/02/16		10	179,233
Merrill Lynch International & Co. (Nissan Motor Co. Ltd.):
12.90%, 2/02/16		15	141,306
12.80%, 2/02/16		6	58,587
Société Générale SA (Ford Motor Co.), 1.38%, 3/17/16		60	704,111

			1,083,237
Banks — 1.3%
Canadian Imperial Bank of Commerce (Bank of America Corp.), 23.62%, 3/08/16		53	698,699
Canadian Imperial Bank of Commerce (U.S. Bancorp), 9.97%, 2/19/16		17	691,212
Deutsche Bank AG (Wells Fargo & Co.), 10.22%, 2/19/16		14	684,944
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 14.23%, 4/11/16		12	715,033

			2,789,888
Biotechnology — 0.6%
Deutsche Bank AG (Gilead Sciences, Inc.), 14.04%, 2/01/16		7	642,452
HSBC Bank PLC (AbbVie, Inc.), 19.75%, 3/07/16		10	567,109

			1,209,561
Building Products — 0.6%
Deutsche Bank AG (Masco Corp.):
13.53%, 2/04/16		9	227,375
13.19%, 2/08/16		9	227,317
13.54%, 2/09/16		9	227,324

Equity-Linked Notes		Par (000)	Value
JP Morgan Structured Products BV (Owens Corning):
14.70%, 2/10/16	USD	8	$349,989
14.80%, 2/11/16		8	350,085

			1,382,090
Chemicals — 0.5%
Nomura International Funding Pte. Ltd. (LyondellBasell Industries NV, Class A), 14.12%, 2/02/16		6	447,395
Société Générale SA (Sherwin-Williams Co.), 1.90%, 3/17/16		3	697,485

			1,144,880
Commercial Services & Supplies — 0.3%
Royal Bank of Canada (Cintas Corp.):
7.66%, 3/17/16		3	300,513
7.65%, 3/18/16		3	300,422

			600,935
Construction & Engineering — 0.2%
Nomura International Funding Pte. Ltd. (Chicago Bridge & Iron Co. NV):
20.08%, 2/11/16		6	239,813
20.07%, 2/12/16		6	239,642

			479,455
Construction Materials — 0.2%
Nomura International Funding Pte. Ltd. (Vulcan Materials Co.):
14.19%, 2/02/16		3	251,687
14.19%, 2/03/16		3	251,593

			503,280
Consumer Finance — 0.3%
Credit Suisse AG (Capital One Financial Corp.), 19.34%, 3/14/16		11	700,447
Containers & Packaging — 0.6%
Canadian Imperial Bank of Commerce (Ball Corp.), 16.54%, 3/17/16		10	699,854
Credit Suisse Securities (USA) LLC (Sealed Air Corp.), 23.25%, 3/07/16		7	301,144
Morgan Stanley (Sealed Air Corp.), 22.70%, 3/08/16		7	294,991

			1,295,989
Diversified Telecommunication Services — 0.5%
Deutsche Bank AG (Koninklijke KPN NV), 18.06%, 2/02/16		83	319,953
Merrill Lynch International & Co. (Nippon Telegraph & Telephone Corp.), 12.90%, 2/04/16		20	784,082

			1,104,035
Energy Equipment & Services — 0.3%
Nomura International Funding Pte. Ltd. (Transocean Ltd.), 35.02%, 2/19/16		58	625,034
Food & Staples Retailing — 0.5%
Royal Bank of Canada (Costco Wholesale Corp.), 8.11%, 3/02/16		4	584,140
Royal Bank of Canada (Kroger Co.), 13.50%, 3/01/16		15	575,865

			1,160,005
Health Care Providers & Services — 0.3%
Credit Suisse AG (McKesson Corp.), 10.02%, 2/04/16		4	682,911

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Hotels, Restaurants & Leisure — 1.0%
BNP Paribas Arbitrage Issuance BV (Hilton Worldwide Holdings, Inc.):
13.28%, 2/16/16	USD	11	$193,956
13.30%, 2/17/16		11	194,014
Credit Suisse Securities (USA) LLC (Starbucks Corp.), 12.50%, 3/15/16		10	611,907
Royal Bank of Canada (Darden Restaurants, Inc.):
11.34%, 3/16/16		5	304,257
11.13%, 3/17/16		5	304,176
Royal Bank of Canada (Domino’s Pizza, Inc.):
11.36%, 2/19/16		2	208,627
10.63%, 2/22/16		2	208,306
10.63%, 2/23/16		2	208,181

			2,233,424
Household Durables — 0.6%
Canadian Imperial Bank of Commerce (Whirlpool Corp.):
23.12%, 2/03/16		2	324,307
22.93%, 2/04/16		2	324,327
Credit Suisse AG (Newell Rubbermaid, Inc.), 22.35%, 3/21/16		18	705,003

			1,353,637
Industrial Conglomerates — 0.7%
Merrill Lynch International & Co. (3M Co.), 13.56%, 3/04/16		5	724,461
Merrill Lynch International & Co. (Danaher Corp.), 8.80%, 4/06/16		8	710,112

			1,434,573
Insurance — 0.4%
HSBC Bank PLC (AIA Group Ltd.), 14.62%, 2/16/16		36	200,262
Royal Bank of Canada (Assurant, Inc.):
11.53%, 2/10/16		4	360,534
11.72%, 2/12/16		4	360,246

			921,042
Leisure Products — 0.4%
Royal Bank of Canada (Hasbro, Inc.), 17.63%, 2/09/16		10	765,848
Machinery — 0.7%
JP Morgan Structured Products BV (Deere & Co.), 14.40%, 2/19/16		9	732,129
Société Générale SA (Illinois Tool Works, Inc.), 2.05%, 4/06/16		8	699,682

			1,431,811
Media — 0.3%
Société Générale SA (Time Warner Cable, Inc.), 2.24%, 4/06/16		4	701,829
Oil, Gas & Consumable Fuels — 0.9%
Credit Suisse AG (Phillips 66), 21.00%, 3/03/16		9	710,813
Deutsche Bank AG (Marathon Oil Corp.), 25.32%, 2/17/16		46	462,604
Merrill Lynch International & Co. (Hess Corp.), 37.28%, 3/14/16		19	704,083

			1,877,500
Pharmaceuticals — 0.3%
Barclays Bank PLC (Teva Pharmaceutical Industries Ltd.), 12.28%, 2/09/16		10	611,980
Real Estate Investment Trusts (REITs) — 0.3%
Canadian Imperial Bank of Commerce (Simon Property Group, Inc.), 16.50%, 3/19/16		4	703,391

Equity-Linked Notes		Par (000)	Value
Real Estate Management & Development — 0.3%
Credit Suisse AG (CBRE Group, Inc., Class A):
16.20%, 2/03/16	USD	10	$293,129
16.60%, 2/04/16		10	293,163

			586,292
Semiconductors & Semiconductor Equipment — 0.3%
Royal Bank of Canada (Applied Materials, Inc.), 15.16%, 2/18/16		40	704,638
Software — 0.3%
Barclays Bank PLC (Activision Blizzard, Inc.), 16.11%, 2/08/16		17	580,181
Specialty Retail — 0.7%
Deutsche Bank AG (L Brands, Inc.):
14.32%, 2/24/16		4	353,718
14.31%, 2/25/16		4	353,429
Goldman Sachs International (Lowe’s Cos., Inc.), 8.70%, 2/22/16		10	699,687

			1,406,834
Tobacco — 0.3%
Royal Bank of Canada (Reynolds American, Inc.), 7.98%, 2/10/16		13	643,236
Trading Companies & Distributors — 0.3%
Canadian Imperial Bank of Commerce (HD Supply Holdings, Inc.):
11.48%, 3/23/16		12	312,021
11.43%, 3/24/16		12	312,116

			624,137
Total Equity-Linked Notes — 16.1%			34,738,376

Floating Rate Loan Interests (a)
Hotels, Restaurants & Leisure — 0.2%
Starwood Schulte, Mezzanine, 8.05%, 6/30/17		500	497,500

Foreign Agency Obligations
China — 0.5%
CCCI Treasure Ltd., 3.50% (a)(f)		200	197,337
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	190,047
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	521,216
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		200	197,604

			1,106,204
Germany — 0.0%
HSH Nordbank AG, 0.76%, 2/14/17 (a)	EUR	100	96,684
India — 0.1%
State Bank of India, 7.14% (a)(f)	USD	100	101,646
Indonesia — 0.2%
Majapahit Holding BV, 7.88%, 6/29/37		200	214,200
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		200	155,000

			369,200

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	15

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Foreign Agency Obligations		Par (000)	Value
Mongolia — 0.3%
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	500	$465,385
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		250	221,903

			687,288
Sri Lanka — 0.2%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	364,640
Total Foreign Agency Obligations — 1.3%			2,725,662

Foreign Government Obligations
Argentina — 0.3%
Republic of Argentina, 9.00%, 11/29/18		750	775,500
Indonesia — 0.5%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	410,329
4.75%, 1/08/26	USD	247	251,038
5.13%, 1/15/45		400	373,998

			1,035,365
Mongolia — 0.1%
Mongolian People’s Republic, 5.13%, 12/05/22		200	148,243
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	201,790
Sri Lanka — 0.2%
Republic of Sri Lanka:
5.88%, 7/25/22		200	180,725
6.85%, 11/03/25		400	363,960

			544,685
Total Foreign Government Obligations — 1.2%			2,705,583

Investment Companies		Shares
AllianceBernstein Global High Income Fund, Inc.		112,595	1,214,900
BlackRock Floating Rate Income Portfolio, Institutional Class (g)		5,184	50,955
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.		42,620	973,867
Eaton Vance Limited Duration Income Fund		201,190	2,480,673
Eaton Vance Senior Income Trust		144,029	786,398
First Trust High Income Long/Short Fund		95,230	1,307,508
Invesco Senior Income Trust		480,370	1,849,425
iShares iBoxx $ High Yield Corporate Bond ETF (g)		85,934	6,812,848
MFS Charter Income Trust		107,703	841,160
MFS Multimarket Income Trust		126,569	701,192
Nuveen Floating Rate Income Opportunity Fund		91,512	862,043
Nuveen Senior Income Fund		146,497	815,988
Voya Prime Rate Trust		376,286	1,809,936
Wells Fargo Advantage Income Opportunities Fund		135,920	962,314
Wells Fargo Advantage Multi-Sector Income Fund		71,089	779,135
Total Investment Companies — 10.3%			22,248,342

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 3.0%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)(h)	USD	485	$477,034
Alternative Loan Trust:
Series 2005-16, Class A1, 1.93%, 6/25/35 (a)		150	137,948
Series 2005-72, Class A3, 0.73%, 1/25/36 (a)		221	181,101
Series 2006-OA6, Class 1A2, 0.64%, 7/25/46 (a)		211	175,668
Series 2006-OA8, Class 1A1, 0.62%, 7/25/46 (a)		482	394,318
Series 2006-OA14, Class 1A1, 2.02%, 11/25/46 (a)		196	164,215
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (a)		486	407,047
American Home Mortgage Assets Trust, Series 2006-5, Class A1 1.21%, 11/25/46 (a)		1,334	642,781
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (a)		996	748,936
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.63%, 2/25/47 (a)		380	292,550
Series 2007-OA2, Class A1, 1.01%, 4/25/47 (a)		184	156,299
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.58%, 1/25/25 (a)		400	386,747
Series 2015-DNA1, Class M3, 3.73%, 10/25/27 (a)		550	511,579
Series 2015-DNA2, Class M3, 4.33%, 12/25/27 (a)		500	465,587
LSTAR Securities Investment Trust, Series 2014-2, Class A, 2.43%, 12/01/21 (a)(b)		420	414,772
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.76%, 6/25/35 (a)(b)		152	134,117
Structured Asset Mortgage Investments II Trust:
Series 2005-AR8, Class A1A, 0.71%, 2/25/36 (a)		203	156,062
Series 2006-AR1, Class 2A1, 0.65%, 2/25/36 (a)		224	184,954
Series 2006-AR3, Class 11A1, 0.64%, 4/25/36 (a)		293	207,260
Series 2006-AR6, Class 1A3, 0.62%, 7/25/46 (a)		225	150,533
Series 2006-AR6, Class 2A1, 0.62%, 7/25/46 (a)		178	139,385

			6,528,893
Commercial Mortgage-Backed Securities — 7.4%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		230	229,299
Series 2007-3, Class AJ, 5.74%, 6/10/49 (a)		150	149,693
Series 2015-UBS7, Class D, 3.17%, 9/15/48		500	342,638
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.22%, 5/15/29 (a)(b)		500	466,368
Series 2015-JWRZ, Class GL3, 4.00%, 5/15/29 (a)(b)		500	463,731

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Carefree Portfolio Trust, Series 2014-CARE, Class D, 3.68%, 11/15/19 (a)(b)	USD	150	$148,223
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.58%, 12/15/27 (a)(b)		150	142,050
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		700	428,148
Commercial Mortgage Trust:
Series 2014-CR21, Class D, 4.07%, 12/10/47 (a)(b)		500	390,011
Series 2014-FL5, Class D, 4.43%, 10/15/31 (a)(b)		150	144,529
Series 2014-LC15, Class D, 5.11%, 4/10/47 (a)(b)		500	429,543
Series 2015-CR23, Class D, 4.40%, 5/10/48 (a)		1,000	754,990
Series 2015-CR25, Class D, 3.95%, 8/10/48 (a)		500	355,447
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		500	324,222
Core Industrial Trust, Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		150	138,690
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class F, 4.25%, 9/15/38 (a)(b)		120	115,222
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.94%, 4/15/50 (a)(b)		500	382,816
Series 2015-C3, Class D, 3.51%, 8/15/48 (a)		500	352,943
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.91%, 8/25/25 (a)(b)		500	398,703
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		500	455,985
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		150	136,216
Great Wolf Trust, Series 2015-WOLF, Class D, 3.93%, 5/15/34 (a)(b)		500	480,134
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)		500	379,527
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	697,524
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		650	651,097
Impac CMB Trust, Series 2005-6, Class 1A1, 0.93%, 10/25/35 (a)		573	472,721
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		500	363,754
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (a)		780	779,999
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (a)		150	150,759
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		650	628,402
Series 2015-JP1, Class D, 4.40%, 1/15/49 (a)		500	404,673
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		500	466,227
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		150	142,104
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.03%, 9/15/28 (a)(b)		482	472,847

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48	USD	500	$334,650
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		500	332,244
Morgan Stanley Capital I Trust, Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		500	375,210
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (a)		220	221,597
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		500	332,845
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		500	369,721
Series 2015-C31, Class D, 3.85%, 11/15/48		500	356,699
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		500	324,865
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (a)		500	379,603

			15,866,669
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.47%, 2/10/47 (a)		2,064	119,392
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		4,650	512,663

			632,055
Total Non-Agency Mortgage-Backed Securities — 10.7%			23,027,617

Preferred Securities
Capital Trusts
Banks — 4.3%
ABN AMRO Bank NV, 5.75% (a)(f)	EUR	200	210,549
Banco Bilbao Vizcaya Argentaria SA, 7.00% (a)(f)		200	203,832
Banco Popular Espanol SA, 11.50% (a)(f)		100	107,111
Banco Santander SA, 6.25% (a)(f)	USD	100	99,663
Bank of America Corp.:
6.10% (a)(f)		1,105	1,123,453
6.25% (a)(f)		143	143,000
Bank of Ireland, 7.38% (f)	EUR	200	219,731
Barclays PLC, 7.88% (a)(f)	GBP	200	272,497
Chong Hing Bank Ltd., 6.50% (a)(f)	USD	200	205,750
Citigroup, Inc.:
5.95% (a)(f)		500	485,150
6.13% (a)(f)		486	488,882
6.30% (a)(f)		375	363,750
Citizens Financial Group, Inc., 5.50% (a)(b)(f)		75	72,915
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.50% (a)(f)	EUR	200	213,138
Credit Agricole SA, 8.13% (a)(b)(f)	USD	650	649,610
ICICI Bank Ltd., 7.25% (a)(f)		400	401,160
Intesa Sanpaolo SpA, 7.00% (a)(f)		400	427,913
JPMorgan Chase & Co., 7.90% (a)(f)		525	529,922
JPMorgan Chase Capital XXI, 1.28%, 2/02/37 (a)		1,100	833,250

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	17

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
JPMorgan Chase Capital XXIII, 1.36%, 5/15/47 (a)	USD	20	$15,010
Lloyds Banking Group PLC, 7.00% (a)(f)	GBP	200	279,692
Société Générale SA, 8.00% (a)(b)(f)	USD	650	641,875
Swedbank AB, 5.50% (a)(f)		200	194,500
Wells Fargo & Co., 5.90% (a)(f)		995	1,003,706
Woori Bank, 5.00%, 6/10/45 (a)		200	200,807

			9,386,866
Capital Markets — 2.0%
Bank of New York Mellon Corp.:
4.50% (a)(f)		375	339,413
4.95% (a)(f)		900	887,940
Credit Suisse Group AG:
6.25% (a)(b)(f)		725	707,720
7.50% (a)(b)(f)		225	230,981
Goldman Sachs Group, Inc., 5.38% (a)(f)		965	942,081
Morgan Stanley:
5.45% (a)(f)		450	434,250
5.55% (a)(f)		90	89,044
State Street Capital Trust IV, 1.51%, 6/15/37 (a)		135	106,043
State Street Corp., 5.25% (a)(f)		280	281,400
UBS Group AG, 5.75% (a)(f)	EUR	200	223,700

			4,242,572
Consumer Finance — 0.4%
Capital One Financial Corp., 5.55% (a)(f)	USD	800	795,500
Diversified Financial Services — 0.1%
Voya Financial, Inc., 5.65%, 5/15/53 (a)		250	242,500
Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 6.13% (a)(f)	EUR	100	112,026
Orange SA, 5.00% (a)(f)		200	210,599

			322,625
Electric Utilities — 0.2%
Enel SpA, 6.50%, 1/10/74 (a)		100	115,102
Gas Natural Fenosa Finance BV, 4.13% (a)(f)	USD	200	194,733

			309,835
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (a)(f)		100	85,597
Industrial Conglomerates — 0.0%
General Electric Co., 5.00% (a)(f)		47	48,293
Insurance — 1.9%
Allstate Corp.:
5.75%, 8/15/53 (a)		676	688,675
6.50%, 5/15/67 (a)		125	135,688
AXA SA, 6.38% (a)(b)(f)		150	159,750
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		125	116,250
7.80%, 3/07/87 (b)		860	980,400
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (a)		200	209,510
MetLife Capital Trust IV, 7.88%, 12/15/67 (b)		161	193,200
Nationwide Financial Services, Inc., 6.75%, 5/15/67		175	175,000

Preferred Securities		Par (000)	Value
Insurance (continued)
Nippon Life Insurance Co., 5.00%, 1/20/46 (a)(b)	USD	450	$452,250
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		418	412,902
XLIT Ltd., 6.50% (a)(f)		860	623,930
			4,147,555
Oil, Gas & Consumable Fuels — 0.0%
Noble Group Ltd., 6.00% (f)		200	61,000
Real Estate Management & Development — 0.1%
Central Plaza Development Ltd., 7.13% (a)(f)		300	308,055
Wireless Telecommunication Services — 0.2%
Telefonica Europe BV:
4.20% (a)(f)	EUR	200	205,684
6.50% (a)(f)		200	223,159

			428,843
Total Capital Trusts — 9.4%			20,379,241

Preferred Stocks		Shares
Electric Utilities — 0.0%
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	140,244
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53 (a)		6,000	151,860
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (f)		6,000	150,960
Total Preferred Stocks — 0.2%			443,064

Trust Preferreds
Diversified Financial Services — 0.1%
RBS Capital Funding Trust V, Series E, 5.90% (f)		5,000	123,100
RBS Capital Funding Trust VII, Series G, 6.08% (f)		5,000	124,500

			247,600
Total Trust Preferreds — 0.1%			247,600
Total Preferred Securities — 9.7%			21,069,905
Total Long-Term Investments (Cost — $195,416,077) — 84.7%			183,034,131

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.32% (g)(i)		39,619,444	39,619,444
Total Short-Term Securities (Cost — $39,619,444) — 18.3%			39,619,444
Total Investments (Cost — $235,035,521) — 103.0%			222,653,575
Liabilities in Excess of Other Assets — (3.0)%			(6,504,303)

Net Assets — 100.0%			$216,149,272

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $163 and an original cost of $163 which was less than 0.05% of its net assets.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates. (f) Perpetual security with no stated maturity date.

(g)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	10,065,056	29,554,388	[1]	—		39,619,444	$39,619,444	$12,491		$294
BlackRock Liquidity Series, LLC, Money Market Series	$1,456,614	—		$1,456,614	[2]	—	—	$21,733	[3]	—
BlackRock Floating Rate Income Portfolio, Institutional Class	412,515	1,233		408,564		5,184	$50,955	$12,470		$(73,130)
iShares 10+ Year Credit Bond ETF	38,600	—		38,600		—	—	$16,412		$(28,110)
iShares iBoxx $ High Yield Corporate Bond ETF	68,020	91,186		73,272		85,934	$6,812,848	$237,039		$(640,606)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end. (i) Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
18	Australian Government Bonds (10 Year)	March 2016	USD	1,648,650	$32,193
376	Euro STOXX 50 Index	March 2016	USD	12,333,611	(844,900)
20	Mini MSCI Emerging Markets Index	March 2016	USD	747,800	(35,750)
38	Nikkei 225 Yen Index	March 2016	USD	5,536,860	(473,988)
195	S&P 500 E-Mini Index	March 2016	USD	18,818,475	(89,476)
11	U.S. Treasury Bonds (30 Year)	March 2016	USD	1,771,344	87,330
44	U.S. Treasury Notes (2 Year)	March 2016	USD	9,619,500	48,302
(74)	U.S. Treasury Notes (10 Year)	March 2016	USD	9,588,781	(262,509)
5	U.S. Ultra Treasury Bonds	March 2016	USD	830,938	41,546
Total					$(1,497,252)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	160,000	USD	173,188	Barclays Bank PLC	2/16/16	$ 210
USD	97,445	EUR	90,000	Bank of New York Mellon	2/16/16	(92)
USD	54,603	EUR	50,000	Barclays Bank PLC	2/16/16	416
USD	389,376	EUR	360,000	Deutsche Bank AG	2/16/16	(771)
USD	65,385	EUR	60,000	Deutsche Bank AG	2/16/16	360
USD	497,458	EUR	460,000	Goldman Sachs International	2/16/16	(1,063)
USD	563,770	EUR	520,000	Goldman Sachs International	2/16/16	224
USD	87,332	EUR	80,000	Goldman Sachs International	2/16/16	632
USD	3,726,867	EUR	3,430,000	Goldman Sachs International	2/16/16	9,633
USD	5,244,345	EUR	4,820,000	Morgan Stanley & Co. International PLC	2/16/16	$20,710

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	19

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	228,368	EUR	210,000	UBS AG	2/16/16	782
USD	338,539	EUR	310,000	UBS AG	2/16/16	2,579
USD	3,118,401	EUR	2,860,000	UBS AG	2/16/16	18,900
USD	156,971	GBP	110,000	Goldman Sachs International	2/16/16	228
USD	1,720,500	GBP	1,190,000	Goldman Sachs International	2/16/16	24,831
USD	1,085,937	GBP	760,000	JPMorgan Chase Bank N.A.	2/16/16	2,989
USD	709,042	GBP	500,000	UBS AG	2/16/16	(3,424)
USD	127,555	GBP	90,000	UBS AG	2/16/16	(689)
USD	425,794	EUR	389,504	Citibank N.A.	3/10/16	3,407
Total						$79,862

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$1,101	$1,004	$97
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	551	524	27
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	275	267	8
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(317)	(549)	232
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(209)	(399)	190
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	69	(1,889)	(1,735)	(154)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	69	(1,889)	(1,685)	(204)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	62	(1,685)	(1,501)	(184)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	53	(969)	(631)	(338)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	50	(915)	(551)	(364)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	50	(915)	(551)	(364)
Republic of Korea	1.00%	BNP Paribas S.A.	12/20/20	USD	48	(880)	(573)	(307)
Total						$(7,741)	$(6,380)	$(1,361)

OTC Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	4,000	$(519,788)	$(123,235)	$(396,553)
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	600	(77,969)	(86,807)	8,838
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	500	(64,973)	(25,991)	(38,982)
Total							$(662,730)	$(236,033)	$(426,697)

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$209,371	—	$209,371
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$85,901	—	—	85,901
	Unrealized appreciation on
	OTC swaps;
Swaps — OTC	Swap premiums paid	—	$11,187	—	—	—	—	11,187
Total		—	$11,187	—	$85,901	$209,371	—	$306,459

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	$1,444,114	—	$262,509	—	$1,706,623
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$6,039	—	—	6,039
	Unrealized depreciation on
	OTC swaps;
Swaps — OTC	Swap premiums received	—	$681,657	—	—	—	—	681,657
Total		—	$681,657	$1,444,114	$6,039	$262,509	—	$2,394,319

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$(2,262,540)	$215,849	$13,866	—	$(2,032,825)
Foreign currency transactions	—	—	—	8,929	—	—	8,929
Options purchased[1]	—	—	(457,210)	—	—	—	(457,210)
Swaps	—	$47,807	—	—	—	—	47,807

Total	—	$47,807	$(2,719,750)	$224,778	$13,866	—	$(2,433,299)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(1,855,838)	—	$(146,201)	—	$(2,002,039)
Foreign currency translations	—	—	—	$73,749	—	—	73,749
Options purchased[2]	—	—	177,921	—	—	—	177,921
Swaps	—	$(428,057)	—	—	—	—	(428,057)

Total	—	$(428,057)	$(1,677,917)	$73,749	$(146,201)	—	$(2,178,426)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	21

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$47,978,458
Average notional value of contracts — short	$8,165,897
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$9,532,697
Average amounts sold — in USD	$86,594
Options:
Average value of option contracts purchased	$20,035
Credit default swaps:
Average notional value — buy protection	$677,403
Average notional value — sell protection	$5,932,500

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$941,659	$40,468
Forward foreign currency exchange contracts	85,901	6,039
Swaps — OTC[1]	11,187	681,657

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$1,038,747	$728,164
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(941,659)	(40,468)

Total derivative assets and liabilities subject to an MNA	$97,088	$687,696

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$9,464	$(9,464)	—	—	—
BNP Paribas S.A.	1,652	(1,652)	—	—	—
Citibank N.A.	3,407	(3,407)	—	—	—
Deutsche Bank AG	360	(360)	—	—	—
Goldman Sachs International	35,548	(1,063)	—	—	$34,485
JPMorgan Chase Bank N.A.	3,411	(948)	—	—	2,463
Morgan Stanley & Co. International PLC	20,710	—	—	—	20,710
Morgan Stanley Capital Services LLC	275	—	—	—	275
UBS AG	22,261	(4,113)	—	—	18,148
Total	$97,088	$(21,007)	—	—	$76,081

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable due to the counterparty in the event of default.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2]
Barclays Bank PLC	$606,595	$(9,464)	—	—	$597,131
BNP Paribas S.A.	3,678	(1,652)	—	—	2,026
Citibank N.A.	5,463	(3,407)	—	—	2,056
Credit Suisse International	64,973	—	—	—	64,973
Deutsche Bank AG	771	(360)	—	—	411
Goldman Sachs International	1,063	(1,063)	—	—	—
JPMorgan Chase Bank N.A.	948	(948)	—	—	—
Bank of New York Mellon	92	—	—	—	92
UBS AG	4,113	(4,113)	—	—	—
Total	$687,696	$(21,007)	—	—	$666,689

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$20,031,241	$5,929,655	$25,960,896
Common Stocks[1]	$14,150,612	6,563,736	163	20,714,511
Corporate Bonds[1]	—	29,345,739	—	29,345,739
Equity-Linked Notes[1]	—	33,329,260	1,409,116	34,738,376
Floating Rate Loan Interests[1]	—	—	497,500	497,500
Foreign Agency Obligations	—	2,725,662	—	2,725,662
Foreign Government Obligations	—	2,705,583	—	2,705,583
Investment Companies	22,248,342	—	—	22,248,342
Non-Agency Mortgage-Backed Securities	—	22,097,518	930,099	23,027,617
Preferred Securities[1]	690,664	20,379,241	—	21,069,905
Short-Term Securities	39,619,444	—	—	39,619,444

Total	$76,709,062	$137,177,980	$8,766,533	$222,653,575

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Credit contracts	—	$9,393	—	$9,393
Foreign currency exchange contracts	—	85,901	—	85,901
Interest rate contracts	$209,371	—	—	209,371
Liabilities:
Credit contracts	—	(437,450)	—	(437,450)
Equity contracts	(1,444,114)	—	—	(1,444,114)
Foreign currency exchange contracts	—	(6,039)	—	(6,039)
Interest rate contracts	(262,509)	—	—	(262,509)

Total	$(1,497,252)	$(348,195)	—	$(1,845,447)

[2]

Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	23

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$2,629,740	—	—	$2,629,740
Foreign currency at value	999,091	—	—	999,091
Liabilities:
Bank overdraft	—	$(61,688)	—	(61,688)

Total	$3,628,831	$(61,688)	—	$3,567,143

During the six months ended January 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$5,374,987	—	$500,000	—	—	$1,970,137	$7,845,124
Transfers into Level 3	292,383	—	—	—	—	—	292,383
Transfers out of Level 3	—	—	—	—	—	(1,009,395)	(1,009,395)
Other[1]	—	—	(500,000)	—	$500,000	—	—
Accrued discounts/premiums	11,387	—	—	—	—	1,815	13,202
Net realized gain (loss)	6,414	—	—	—	—	—	6,414
Net change in unrealized appreciation (depreciation)[2]	(455,720)	—	—	$(152,962)	(2,500)	(32,458)	(643,640)
Purchases	706,475	$163	—	1,562,078	—	—	2,268,716
Sales	(6,271)	—	—	—	—	—	(6,271)

Closing Balance, as of January 31, 2016	$5,929,655	$163	—	$1,409,116	$497,500	$930,099	$8,766,533

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016	$(455,720)	—	—	$(152,962)	$(2,500)	$(32,458)	$(643,640)

[1]	Certain Level 3 investments were re-classified between Corporate Bonds and Floating Rate Loan Interests.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2015-1A, Class A1, 2.11%, 4/18/27 (a)(b)	USD	2,400	$2,366,916
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.69%, 7/25/36 (b)		4,000	2,157,444
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.97%, 4/15/24 (a)(b)		2,500	2,300,551
ALM V Ltd.:
Series 2012-5A, Class A2R, 2.77%, 10/18/27 (a)(b)		7,000	6,898,500
Series 2012-5A, Class BR, 3.62%, 10/18/27 (a)(b)		2,000	1,958,200
Series 2012-5A, Class CR, 4.52%, 10/18/27 (a)(b)		3,000	2,820,000
Series 2012-5A, Class DR, 6.62%, 10/18/27 (a)(b)		5,000	4,436,500
ALM VI Ltd., Series 2012-6A, Class B2R, 3.12%, 7/15/26 (a)(b)		1,950	1,858,350
ALM VII Ltd., Series 2012-7A, Class C, 5.12%, 10/19/24 (a)(b)		1,000	975,068
ALM VII R Ltd.:
Series 2013-7RA, Class C, 4.07%, 4/24/24 (a)(b)		1,750	1,610,098
Series 2013-7RA, Class D, 5.62%, 4/24/24 (a)(b)		2,000	1,911,103
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class A2, 2.47%, 4/24/24 (a)(b)		4,250	4,216,125
Series 2013-7R2A, Class B, 3.22%, 4/24/24 (a)(b)		2,000	1,975,750
Series 2013-7R2A, Class D, 5.62%, 4/24/24 (a)(b)		500	428,320
ALM VIII Ltd.:
Series 2013-8A, Class C, 3.82%, 1/20/26 (a)(b)		3,200	2,863,214
Series 2013-8A, Class D, 4.82%, 1/20/26 (a)(b)		1,250	838,562
ALM X Ltd., Series 2013-10A, Class A2, 2.62%, 1/15/25 (a)(b)		1,500	1,467,933
ALM XI Ltd., Series 2014-11A, Class C, 4.12%, 10/17/26 (a)(b)		1,000	905,957
ALM XII Ltd., Series 2015-12A, Class B, 3.87%, 4/16/27 (a)(b)		1,000	992,500
ALM XIV Ltd., Series 2014-14A, Class A1, 1.75%, 7/28/26 (a)(b)		4,500	4,443,546
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class B, 3.52%, 7/15/27 (a)(b)		6,000	5,865,000
Series 2015-16A, Class C1, 4.12%, 7/15/27 (a)(b)		3,000	2,805,300
Series 2015-16A, Class D, 5.97%, 7/15/27 (a)(b)		1,750	1,501,675
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.00%, 1/15/28 (a)(b)		2,600	2,600,000
Series 2015-17A, Class C1, 4.75%, 1/15/28 (a)(b)		1,000	962,840
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19		1,750	1,756,216
Series 2013-2, Class C, 1.79%, 3/08/19		1,200	1,202,895
Series 2013-4, Class B, 1.66%, 9/10/18		1,000	1,000,761
Series 2013-4, Class C, 2.72%, 9/09/19		900	911,558
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,004,104
Series 2016-1, Class A3, 1.81%, 10/08/20		4,000	4,012,799
AMMC CLO Ltd.:
Series 2014-15A, Class C1, 3.94%, 12/09/26 (a)(b)		1,000	995,000

Asset-Backed Securities		Par (000)	Value
Series 2014-15A, Class D, 4.68%, 12/09/26 (a)(b)	USD	2,350	$2,209,000
Anchorage Capital CLO Ltd.:
Series 2015-6A, Class A1, 2.16%, 4/15/27 (a)(b)		14,500	14,317,300
Series 2015-6A, Class B, 2.67%, 4/15/27 (a)(b)		3,750	3,663,000
Series 2015-6A, Class C, 3.47%, 4/15/27 (a)(b)		1,000	949,900
Series 2015-7A, Class D, 4.05%, 10/15/27 (a)(b)		1,500	1,350,000
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.47%, 7/15/23 (a)(b)		1,500	1,468,200
Series 2012-9AR, Class CR, 3.52%, 7/15/23 (a)(b)		2,250	2,189,700
Apidos CLO XI, Series 2012-11A, Class D, 4.87%, 1/17/23 (a)(b)		1,600	1,523,787
Apidos CLO XII:
Series 2013-12A, Class A, 1.72%, 4/15/25 (a)(b)		15,000	14,739,000
Series 2013-12A, Class D, 3.37%, 4/15/25 (a)(b)		1,500	1,332,929
Apidos CLO XXI, Series 2015-21A, Class A1, 2.05%, 7/18/27 (a)(b)		4,375	4,316,813
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.12%, 10/17/24 (a)(b)		3,500	3,137,979
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.66%, 11/15/25 (a)(b)		2,500	2,497,798
Series 2014-32A, Class B, 3.61%, 11/15/25 (a)(b)		1,500	1,447,920
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.35%, 10/15/26 (a)(b)		2,000	1,795,000
Atrium IX, Series -9A, Class C, 3.66%, 2/28/24 (a)(b)		5,000	4,879,735
Atrium X, Series 10A, Class D, 4.12%, 7/16/25 (a)(b)		1,000	911,606
Atrium XII, Series -12A, Class B, 2.25%, 10/22/26 (a)(b)		5,000	4,980,500
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.17%, 4/17/23 (a)(b)		1,000	994,873
Babson CLO Ltd.:
Series 2015-2A, Class E, 5.84%, 7/20/27 (a)(b)		750	654,000
Series 2016-1A, 7.17%, 1/22/28		1,450	1,251,350
Battalion CLO IX Ltd., Series 2015-9A, Class D, 4.52%, 7/15/28 (a)(b)		2,000	1,665,400
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 3.17%, 10/17/26 (a)(b)		3,000	3,001,048
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 1.67%, 1/25/35 (b)		2,885	2,583,370
Series 2005-HE5, Class M3, 1.50%, 6/25/35 (b)		6,872	5,250,121
Series 2006-EC2, Class M2, 0.85%, 2/25/36 (b)		5,801	4,988,758
Series 2006-HE7, Class 1A2, 0.60%, 9/25/36 (b)		2,473	1,988,603
Series 2006-HE9, Class 2A, 0.57%, 11/25/36 (b)		17,689	14,720,689
Series 2006-HE9, Class 3A, 0.57%, 11/25/36 (b)		26,222	22,028,182
Series 2007-HE1, Class 21A2, 0.59%, 1/25/37 (b)		2,671	2,404,895
Series 2007-HE2, Class 22A, 0.57%, 3/25/37 (b)		6,845	5,353,850
Series 2007-HE2, Class 23A, 0.57%, 3/25/37 (b)		9,540	7,172,308

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2007-HE3, Class 2A, 0.57%, 4/25/37 (b)	USD	10,882	$8,475,575
Series 2007-HE5, Class 2A, 0.65%, 6/25/47 (b)		31,011	26,992,651
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.15%, 4/25/34 (b)		5,709	5,194,704
Series 2005-4, Class M2, 1.22%, 1/25/36 (b)		7,500	6,983,575
Series 2006-1, Class M1, 0.93%, 2/25/36 (b)		3,300	3,133,515
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.12%, 7/15/24 (a)(b)		1,000	901,674
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.42%, 7/20/26 (a)(b)		2,000	1,950,000
Series 2014-IVA, Class C, 3.82%, 7/20/26 (a)(b)		500	438,835
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.77%, 10/20/26 (a)(b)		2,000	1,354,940
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.87%, 4/18/27 (a)(b)		4,500	4,466,250
Series 2015-VIA, Class B, 3.67%, 4/18/27 (a)(b)		1,500	1,473,750
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.57%, 7/18/27 (a)(b)		4,250	4,067,675
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 2.57%, 1/20/28 (a)(b)		1,000	978,110
Series 2015-8A, Class C, 4.22%, 1/20/28 (a)(b)		1,000	913,950
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.07%, 7/15/26 (a)(b)		1,500	1,314,746
BlueMountain CLO Ltd.:
Series 2012-1A, Class D, 4.97%, 7/20/23 (a)(b)		1,850	1,785,074
Series 2014-1A, Class C, 3.07%, 4/30/26 (a)(b)		1,500	1,448,437
Series 2015-1A, Class B, 3.77%, 4/13/27 (a)(b)		1,000	981,666
Series 2015-4A, Class E, 6.96%, 1/20/27 (a)(b)		1,000	882,000
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,770	1,788,551
Canyon Capital CLO Ltd.:
Series 2015-1A, Class B, 2.72%, 4/15/27 (a)(b)		3,500	3,395,868
Series 2015-1A, Class C, 3.77%, 4/15/27 (a)(b)		1,250	1,208,169
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class D, 5.12%, 1/20/25 (a)(b)		600	583,624
Series 2013-1A, Class C, 4.36%, 2/14/25 (a)(b)		2,000	1,882,255
Series 2013-2A, Class D, 4.37%, 4/18/25 (a)(b)		2,250	2,065,032
Series 2015-1A, Class C, 3.77%, 4/20/27 (a)(b)		1,000	981,773
Series 2015-2A, Class A1, 2.09%, 4/27/27 (a)(b)		6,000	5,961,000
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21		3,800	3,828,173
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,016,586
Series 2015-4, Class A3, 1.56%, 11/16/20		5,000	5,006,709

Asset-Backed Securities		Par (000)	Value
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.54%, 7/25/36 (b)	USD	3,738	$3,687,515
Series 2006-FRE1, Class A4, 0.68%, 7/25/36 (b)		2,876	1,676,112
Series 2006-NC2, Class A3, 0.58%, 6/25/36 (b)		8,001	6,679,806
Series 2006-NC4, Class A4, 0.67%, 10/25/36 (b)		36,000	21,814,430
Series 2006-NC5, Class A3, 0.58%, 1/25/37 (b)		4,000	2,285,844
Series 2007-FRE1, Class A2, 0.63%, 2/25/37 (b)		9,984	9,310,873
Series 2007-HE1, Class A2, 0.58%, 6/25/37 (b)		9,441	8,483,557
C-BASS Mortgage Loan Trust:
Series 2006-CB6, Class A23, 0.57%, 7/25/36 (b)		14,156	12,397,859
Series 2007-CB3, Class A1, 3.97%, 3/25/37 (b)(c)		8,609	4,211,380
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 1.65%, 10/29/25 (a)(b)		2,250	2,204,995
CFIP CLO Ltd., Series 2013-1A, Class D, 4.37%, 4/20/24 (a)(b)		1,500	1,293,539
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,834,497
Series 2015-A2, Class A2, 1.59%, 2/18/20		5,085	5,124,224
Series 2015-A5, Class A5, 1.36%, 4/15/20		7,000	7,019,132
Chrysler Capital Auto Receivables Trust, Series 2014-BA, Class A4, 1.76%, 12/16/19 (a)		1,990	1,997,710
CIFC Funding Ltd.:
Series 2011-1A, Class D, 5.62%, 1/19/23 (a)(b)		2,675	2,556,543
Series 2012-1AR, Class B1R, 4.46%, 8/14/24 (a)(b)		1,750	1,650,347
Series 2014-1A, Class C, 3.42%, 4/18/25 (a)(b)		1,500	1,414,151
Series 2014-5A, Class A1, 2.20%, 1/17/27 (a)(b)		4,500	4,457,804
Series 2014-5A, Class C, 3.97%, 1/17/27 (a)(b)		1,500	1,436,250
Series 2015-1A, Class A1, 2.14%, 1/22/27 (a)(b)		5,000	4,948,373
Series 2015-1A, Class B, 2.82%, 1/22/27 (a)(b)		1,250	1,227,869
Series 2015-1A, Class C, 3.62%, 1/22/27 (a)(b)		1,500	1,454,102
Series 2015-2A, Class A, 2.07%, 4/15/27 (a)(b)		2,750	2,715,430
Series 2015-4A, Class C1, 4.11%, 10/20/27 (a)(b)		1,100	999,856
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,754,472
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,054,607
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M2, 0.73%, 10/25/36 (b)		2,500	1,941,239
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.18%, 9/01/33 (b)		3,000	2,708,211
Conseco Financial Corp.:
Series 1997-7, Class M1, 7.03%, 7/15/28		5,813	5,577,773
Series 1998-8, Class A1, 6.28%, 9/01/30		13,463	14,225,205

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2006-9, Class 2AV, 0.55%, 8/25/46 (b)	USD	12,458	$10,679,509
Series 2006-12, Class 2A2, 0.58%, 12/25/36 (b)		1,037	980,234
Series 2006-19, Class 2A2, 0.59%, 3/25/37 (b)		4,884	4,522,157
Series 2006-BC4, Class 2A3, 0.67%, 11/25/36 (b)		6,924	5,467,745
Series 2006-BC5, Class 2A3, 0.60%, 3/25/37		5,073	5,262,041
Series 2007-13, Class 1A, 1.27%, 10/25/47 (b)		14,244	11,745,009
Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1, Class A, 0.74%, 5/25/46 (a)(b)		2,373	1,997,999
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.58%, 10/15/36 (b)		2,936	2,486,081
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		4,000	4,002,878
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,086,017
Series 2015-A2, Class A, 1.90%, 10/17/22		3,240	3,258,674
Dryden 34 Senior Loan Fund, Series 2014-34A, Class D, 4.22%, 10/15/26 (a)(b)		1,000	803,171
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.69%, 11/09/25 (a)(b)		2,000	1,992,000
Series 2014-36A, Class C, 3.39%, 11/09/25 (a)(b)		2,750	2,638,023
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.16%, 11/13/24 (a)(b)		3,500	3,368,532
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.98%, 3/21/24 (a)(b)		5,900	5,634,500
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 0.80%, 1/25/36 (b)		10,000	7,839,924
Flatiron CLO Ltd., Series 2012-1A, Class C, 5.12%, 10/25/24 (a)(b)		725	700,881
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, 1/15/20		3,765	3,766,297
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.12%, 4/20/23 (a)(b)		1,900	1,860,651
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.76%, 11/15/24 (a)(b)		4,365	4,206,121
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(c)		6,129	6,101,322
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.60%, 12/25/36 (b)		19,063	16,627,407
Series 2006-HE4, Class A2, 0.60%, 12/25/36 (b)		3,692	3,219,914
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class B, 2.97%, 4/17/22 (a)(b)		2,000	1,999,997
Series 2012-6A, Class E, 6.12%, 4/17/23 (a)(b)		600	541,528
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.92%, 4/25/25 (a)(b)		1,500	1,363,008
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.12%, 7/17/23 (a)(b)		1,000	922,196
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		9,964	9,702,200
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		10,535	11,073,174

Asset-Backed Securities		Par (000)	Value
GSAA Home Equity Trust:
Series 2005-10, Class M4, 1.08%, 6/25/35 (b)	USD	3,250	$2,969,205
Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		5,066	2,684,526
GSAMP Trust:
Series 2006-HE6, Class A4, 0.67%, 8/25/36 (b)		3,039	2,293,920
Series 2006-NC1, Class A3, 0.72%, 2/25/36 (b)		8,500	7,387,874
Highbridge Loan Management Ltd.:
Series 4A-2014, Class B, 3.62%, 7/28/25 (a)(b)		1,750	1,637,970
Series 5A-2015, Class B1, 2.67%, 1/29/26 (a)(b)		7,000	6,956,250
Series 5A-2015, Class C1, 3.52%, 1/29/26 (a)(b)		6,000	5,850,000
Series 6A-2015, Class C, 3.40%, 5/05/27 (a)(b)		2,100	2,013,177
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2005-C, Class M1, 0.91%, 10/25/35 (b)		8,000	7,129,638
Series 2006-A, Class A4, 0.73%, 3/25/36 (b)		3,263	2,167,835
Invitation Homes Trust:
Series 2013-SFR1, Class A, 1.58%, 12/17/30 (a)(b)		1,948	1,919,913
Series 2014-SFR2, Class E, 3.84%, 9/17/31 (a)(b)		1,500	1,429,716
Series 2014-SFR3, Class E, 4.93%, 12/17/31 (a)(b)		5,400	5,374,710
Series 2015-SFR3, Class D, 3.18%, 8/17/32 (a)(b)		10,000	9,507,437
Series 2015-SFR3, Class E, 4.18%, 8/17/32 (a)(b)		7,500	7,363,711
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.33%, 11/05/24 (a)(b)		2,300	2,085,980
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A5, 0.69%, 4/25/36 (b)		8,000	6,884,477
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		4,560	2,630,312
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,724	3,299,851
LCM XIII LP, Series 13A, Class D, 4.12%, 1/19/23 (a)(b)		1,500	1,378,643
LCM XVII LP, Series 17A, Class D, 4.12%, 10/15/26 (a)(b)		1,000	876,038
LCM XVIII LP, Series 18A, Class C1, 3.77%, 4/20/27 (a)(b)		1,500	1,471,796
Lehman XS Trust, Series 2007-1, Class 2A1, 5.38%, 2/25/37 (b)		3,348	2,850,455
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.65%, 2/25/36 (b)		20,765	16,584,791
Series 2006-4, Class 1A, 0.58%, 5/25/36 (b)		41,690	21,841,556
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(b)		3,750	3,740,303
Series 2012-9AR, Class B2R, 2.54%, 8/15/22 (a)(c)		2,500	2,557,321
Madison Park Funding Ltd., Series 2012-9A, Class E, 5.61%, 8/15/22 (a)(b)		2,750	2,360,978
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.12%, 10/23/25 (a)(b)		5,000	4,578,147
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.37%, 1/19/25 (a)(b)		1,000	954,423

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Madison Park Funding XIX Ltd., Series 2015-19A, Class D 6.86%, 1/22/29 (a)(b)	USD	1,000	$915,500
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.87%, 1/27/26 (a)(b)		1,450	1,413,608
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.82%, 4/20/26 (a)(b)		4,750	4,748,100
Series 2015-16A, Class B, 3.62%, 4/20/26 (a)(b)		1,000	985,300
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.82%, 12/25/36 (b)		1,500	1,232,262
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.50%, 11/25/36 (b)		10,211	4,304,966
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (b)(c)		895	474,203
Muir Woods CLO Ltd., Series 2012-1A, Class B, 3.10%, 9/14/23 (a)(b)		2,000	1,988,347
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.87%, 10/15/25 (a)(b)		2,500	2,212,807
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.51%, 11/14/25 (a)(b)		3,000	2,948,160
Series 2014-18A, Class C, 4.11%, 11/14/25 (a)(b)		1,250	1,088,469
Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,769,486
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.62%, 4/16/21 (a)(b)		4,000	3,994,417
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27 (a)(b)		1,850	1,826,875
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.62%, 11/15/25 (a)(b)		6,000	5,860,112
Series 2014-A2, Class C, 3.56%, 11/15/25 (a)(b)		4,000	3,793,824
Series 2015-B1A, Class A, 1.91%, 2/15/26 (a)(b)		14,625	14,449,858
Series 2015-B1A, Class B, 2.66%, 2/15/26 (a)(b)		2,550	2,493,485
Series 2015-B1A, Class C, 3.46%, 2/15/26 (a)(b)		1,500	1,447,941
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,288	1,286,431
Series 1999-C, Class A2, 7.48%, 8/15/27		8,065	8,063,043
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		662	514,315
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		149	159,033
OCP CLO Ltd.:
Series 2015-8A, Class A1, 2.15%, 4/17/27 (a)(b)		4,750	4,673,680
Series 2015-8A, Class A2A, 2.72%, 4/17/27 (a)(b)		5,250	5,126,823
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.83%, 5/05/23 (a)(b)		1,000	924,048
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.62%, 1/15/24 (a)(b)		2,000	1,856,365
Octagon Investment Partners XV Ltd., Series 2013-1A, Class D, 4.17%, 1/19/25 (a)(b)		4,000	3,624,586

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.97%, 7/17/25 (a)(b)	USD	500	$444,733
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.82%, 10/25/25 (a)(b)		1,000	879,226
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 1.80%, 8/12/26 (a)(b)		5,500	5,422,279
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.87%, 11/22/25 (a)(b)		2,000	1,929,321
OHA Credit Partners VII Ltd., Series 2012-7A, Class A, 1.79%, 11/20/23 (a)(b)		8,000	7,972,491
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,990	3,967,556
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		3,990	3,958,240
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)		2,825	2,817,937
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)		1,000	986,797
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.52%, 1/22/25 (a)(b)		4,250	3,956,435
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.82%, 7/22/25 (a)(b)		1,250	1,119,431
OZLM Funding Ltd.:
Series 2012-1A, Class BR, 3.62%, 7/22/27 (a)(b)		2,000	1,967,262
Series 2012-1A, Class DR, 7.32%, 7/22/27 (a)(b)		1,500	1,362,039
Series 2012-2A, Class B, 3.57%, 10/30/23 (a)(b)		1,500	1,489,908
OZLM IX Ltd., Series 2014-9A, Class B, 3.92%, 1/20/27 (a)(b)		1,000	967,782
OZLM VI Ltd., Series 2014-6A, Class B, 3.52%, 4/17/26 (a)(b)		500	476,653
OZLM VII Ltd., Series 2014-7A, Class A2A, 2.67%, 7/17/26 (a)(b)		1,600	1,559,972
OZLM VIII Ltd., Series 2014-8A, Class B, 3.62%, 10/17/26 (a)(b)		2,500	2,373,745
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 1.87%, 1/30/27 (a)(b)		8,750	8,676,026
Series 2015-11A, Class B, 3.32%, 1/30/27 (a)(b)		3,750	3,638,751
OZLM XII Ltd.:
Series 2015-12A, Class A1, 1.77%, 4/30/27 (a)(b)		2,750	2,699,851
Series 2015-12A, Class A2, 2.32%, 4/30/27 (a)(b)		3,750	3,639,086
Series 2015-12A, Class D, 5.72%, 4/30/27 (a)(b)		1,250	881,255
OZLM XIII Ltd.:
Series 2015-13A, Class B, 2.98%, 7/30/27 (a)(b)		4,600	4,358,086
Series 2015-13A, Class C, 4.78%, 7/30/27 (a)(b)		1,000	943,050
Series 2015-13A, Class D, 5.73%, 7/30/27 (a)(b)		1,000	796,570
OZLM XIV Ltd.:
Series 2015-14A, Class C, 4.73%, 1/15/29 (a)(b)		1,200	1,109,743
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		1,000	810,192
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.47%, 10/17/22 (a)(b)		1,250	1,204,933
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.72%, 4/15/26 (a)(b)		1,500	1,450,929

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Prestige Auto Receivables Trust, Series 2013-1A, Class B, 1.74%, 5/15/19 (a)	USD	2,500	$2,499,697
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		11,653	11,635,266
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.58%, 10/17/31 (a)(b)		4,000	3,925,116
Series 2015-SFR1, Class E, 4.43%, 2/17/32 (a)(b)		500	488,110
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,637,566
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (a)(b)		1,500	1,512,676
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.62%, 2/20/25 (a)(b)		3,500	3,456,250
Regatta Funding LP, Series 2013-2A, Class C, 4.62%, 1/15/25 (a)(b)		1,750	1,633,372
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18		2,500	2,538,474
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		4,202	4,203,913
Series 2013-3, Class C, 1.81%, 4/15/19		1,000	1,001,336
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		2,150	2,183,241
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,016,837
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		537	537,203
Seneca Park CLO Ltd., Series 2014-1A, Class D, 3.82%, 7/17/26 (a)(b)		4,000	3,534,481
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.67%, 4/15/25 (a)(b)		6,700	6,559,971
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.81%, 5/15/26 (a)(b)		2,000	1,962,000
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.69%, 3/15/23 (b)		711	703,791
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,350	1,394,690
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,864,549
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,039,157
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	517,244
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	798,593
Series 2013-B, Class A2B, 1.53%, 6/17/30 (a)(b)		1,455	1,436,964
SoFi Professional Loan Program LLC:
Series 2014-A, Class A2, 3.02%, 10/25/27 (a)		964	975,978
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		2,350	2,353,029
Sound Point CLO I Ltd., Series 2012-1A, Class C, 3.92%, 10/20/23 (a)(b)		1,000	996,423
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.17%, 7/20/27 (a)(b)		1,000	899,600
Series 2015-2A, Class E, 6.12%, 7/20/27 (a)(b)		1,000	857,200
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 2.12%, 1/23/27 (a)(b)		4,250	4,210,050
Sound Point CLO VIII Ltd., Series 2015-1A, Class C, 3.62%, 4/16/27 (a)(b)		1,000	966,207
Soundview Home Loan Trust:
Series 2006-EQ1, Class A3, 0.59%, 10/25/36 (b)		17,407	15,392,733

Asset-Backed Securities		Par (000)	Value
Series 2007-NS1, Class A4, 0.73%, 1/25/37 (b)	USD	35,445	$23,631,905
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.59%, 7/23/23 (a)(b)		1,000	996,157
Series 2012-10AR, Class CR, 3.17%, 7/23/23 (a)(b)		2,500	2,466,718
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.92%, 7/28/21 (a)(b)		1,250	1,242,003
Symphony CLO XI Ltd., Series 2013-11A, Class C, 3.77%, 1/17/25 (a)(b)		6,000	5,823,653
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.92%, 10/15/25 (a)(b)		1,500	1,473,575
Symphony CLO XV Ltd., Series 2014-15A, Class A, 2.07%, 10/17/26 (a)(b)		15,000	14,771,895
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20		3,140	3,150,604
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.12%, 4/26/26 (a)(b)		2,000	1,973,710
Series 2015-1A, Class A, 2.12%, 7/20/27 (a)(b)		2,250	2,218,507
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.16%, 1/20/27 (a)(b)		4,000	3,946,846
Series 2014-3A, Class B1, 2.97%, 1/20/27 (a)(b)		5,000	4,943,191
Series 2014-3A, Class C, 3.87%, 1/20/27 (a)(b)		750	680,149
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.48%, 4/20/27 (a)(b)		1,000	912,500
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.82%, 7/15/25 (a)(b)		1,250	1,138,866
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.22%, 1/15/27 (a)(b)		2,350	2,324,972
Series 2014-19A, Class B, 3.07%, 1/15/27 (a)(b)		2,500	2,479,127
Series 2014-19A, Class C, 3.92%, 1/15/27 (a)(b)		3,000	2,974,440
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.72%, 4/15/27 (a)(b)		1,000	960,600
Series 2015-20A, Class C, 3.77%, 4/15/27 (a)(b)		1,100	1,066,560
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.20%, 3/14/22 (a)(b)		4,000	3,805,612
Series 2012-2AR, Class BR, 2.57%, 10/15/22 (a)(b)		11,750	11,588,907
Series 2012-2AR, Class CR, 3.57%, 10/15/22 (a)(b)		2,500	2,477,125
Series 2012-3A, Class AR, 1.94%, 10/15/22 (a)(b)		1,000	992,882
Series 2013-2A, Class A1, 1.77%, 4/25/25 (a)(b)		3,500	3,436,496
Series 2014-4A, Class A1, 2.12%, 10/14/26 (a)(b)		5,000	4,965,723
Series 2014-4A, Class A2A, 3.02%, 10/14/26 (a)(b)		2,000	1,988,793
Series 2014-4A, Class B, 3.97%, 10/14/26 (a)(b)		1,800	1,758,632
Series 2015-1A, Class A2, 2.72%, 4/18/27 (a)(b)		5,750	5,598,775
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.57%, 7/25/37 (a)(b)		6,151	5,180,718
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 3.61%, 1/20/27 (a)(b)		4,300	4,257,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-1A, Class C, 4.56%, 1/20/27 (a)(b)	USD	4,600	$4,393,000
Series 2015-1A, Class D, 6.61%, 1/20/27 (a)(b)		2,250	1,981,125
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		9,315	9,206,538
Wind River CLO Ltd., Series 2012-1A, Class D, 5.32%, 1/15/24 (a)(b)		1,000	1,000,100
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.20%, 10/17/26 (a)(b)		4,000	3,980,800
Total Asset-Backed Securities — 9.6%			1,143,595,358

Common Stocks
Aerospace & Defense — 0.2%
Boeing Co.		15,837	1,902,499
Embraer SA — ADR		115,192	3,315,226
Northrop Grumman Corp.		336	62,180
United Technologies Corp.		157,847	13,841,603

			19,121,508
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.		13,249	858,138
Deutsche Post AG, Registered Shares		426,455	10,335,852
Expeditors International of Washington, Inc.		23,735	1,070,923
Royal Mail PLC		61,956	407,323
United Parcel Service, Inc., Class B		70,383	6,559,696

			19,231,932
Airlines — 0.0%
ANA Holdings, Inc.		126,000	369,817
Deutsche Lufthansa AG, Registered Shares (d)		80,578	1,181,562
Japan Airlines Co. Ltd.		50,500	1,895,434
Singapore Airlines Ltd.		22,000	171,151
Southwest Airlines Co.		18,663	702,102
Turk Hava Yollari AO (d)		326,975	811,953

			5,132,019
Auto Components — 0.0%
Bridgestone Corp.		6,900	251,381
Continental AG		2,505	525,665
Nokian Renkaat Oyj		58,412	1,986,011
Sumitomo Rubber Industries Ltd.		3,700	46,960
Yokohama Rubber Co. Ltd.		11,500	172,405

			2,982,422
Automobiles — 0.1%
Bayerische Motoren Werke AG, Preference Shares		25,955	1,787,059
Ford Motor Co.		112,787	1,346,677
Fuji Heavy Industries Ltd.		31,900	1,305,441
Harley-Davidson, Inc.		21,710	868,400
Hero MotoCorp Ltd.		177,498	6,742,005
Isuzu Motors Ltd.		12,100	122,609
Peugeot SA (d)		38,700	575,457

			12,747,648
Banks — 1.1%
ABN AMRO Group NV — CVA (d)		465,288	9,697,805
Banco de Chile	34,530,765		3,556,175
Bank Central Asia Tbk PT	1,229,166		1,178,575
Bank of Nova Scotia		49,918	2,044,967
China Construction Bank Corp., H Shares	5,800,000		3,540,872

Common Stocks	Shares	Value
Banks (continued)
Chongqing Rural Commercial Bank Co. Ltd., H Shares	408,000	$208,834
Citizens Financial Group, Inc.	300,269	6,380,716
Credicorp Ltd.	20,260	2,053,554
DBS Group Holdings Ltd.	689,900	6,858,531
HSBC Holdings PLC	585,652	4,140,046
Industrial & Commercial Bank of China Ltd., H Shares	18,631,000	9,696,340
ING Groep NV — CVA	733,384	8,354,880
Intesa Sanpaolo SpA	2,426,350	6,573,109
Itau UniBanco Holding SA — ADR, Preference Shares	817,558	5,142,438
Itausa - Investimentos Itau SA, Preference Shares	61,800	106,301
Kasikornbank Pcl — NVDR	518,200	2,475,939
Komercni Banka A/S	6,220	1,308,011
Lloyds Banking Group PLC	20,843,166	19,527,202
M&T Bank Corp.	65,332	7,198,280
Nordea Bank AB	1,269,847	12,786,982
Regions Financial Corp.	19,155	155,539
Royal Bank of Canada	17,544	908,571
Siam Commercial Bank Pcl — NVDR	508,200	1,866,052
Standard Bank Group Ltd.	6,113	43,524
Svenska Handelsbanken AB, A Shares	228,642	2,876,866
Swedbank AB, A Shares	9,471	198,634
U.S. Bancorp	178,730	7,159,924
Wells Fargo & Co.	140,202	7,042,346

		133,081,013
Beverages — 0.4%
Ambev SA	7,900	36,855
Anheuser-Busch InBev SA/NV	50,034	6,292,569
Coca-Cola Co.	427,780	18,360,318
Diageo PLC	504,526	13,582,684
Fomento Economico Mexicano SAB de CV — ADR	23,472	2,225,615
PepsiCo, Inc.	93,143	9,249,100
Suntory Beverage & Food Ltd.	2,200	101,746

		49,848,887
Biotechnology — 0.1%
AbbVie, Inc.	103,916	5,704,988
Gilead Sciences, Inc.	9,009	747,747

		6,452,735
Building Products — 0.1%
Assa Abloy AB, Class B	218,032	4,621,219
Geberit AG, Registered Shares	20,547	7,283,273

		11,904,492
Capital Markets — 0.1%
CETIP SA — Mercados Organizados	365,624	3,495,540
Jupiter Fund Management PLC	477,546	2,842,356
UBS Group AG, Registered Shares	487,760	8,060,318

		14,398,214
Chemicals — 0.4%
BASF SE	53,780	3,584,592
Braskem SA, Class A, Preference Shares	23,600	141,607
Covestro AG (d)	185,984	6,194,977
Givaudan SA, Registered Shares	4,311	8,073,142
Mitsubishi Gas Chemical Co., Inc.	131,000	626,136
Petronas Chemicals Group BHD	110,000	190,962
Sika AG	2,157	7,719,123

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Chemicals (continued)
Syngenta AG, Registered Shares	30,133	$11,095,431
Yara International ASA	94,442	3,580,273

		41,206,243
Commercial Services & Supplies — 0.0%
Cleanaway Co. Ltd.	299,000	1,488,291
Edenred	102,610	1,930,578
Sohgo Security Services Co. Ltd.	800	39,083

		3,457,952
Communications Equipment — 0.2%
Cisco Systems, Inc.	459,120	10,922,465
Telefonaktiebolaget LM Ericsson, B Shares	1,412,582	12,547,236

		23,469,701
Construction & Engineering — 0.2%
Boskalis Westminster	8,459	333,226
Bouygues SA	115,564	4,523,628
CIMIC Group Ltd.	15,985	275,697
Skanska AB, B Shares	197,917	3,818,532
SPIE SA (d)	271,020	4,793,505
Vinci SA	92,118	6,240,708

		19,985,296
Construction Materials — 0.0%
Anhui Conch Cement Co. Ltd., H Shares	20,500	40,249
Asia Cement Corp.	185,000	145,521
Siam Cement Pcl — NVDR	67,200	817,973
Siam City Cement Pcl — NVDR	122,221	950,096
Taiwan Cement Corp.	521,000	419,113

		2,372,952
Containers & Packaging — 0.0%
DS Smith PLC	819,659	4,288,674
Distributors — 0.1%
Genuine Parts Co.	170,612	14,701,636
Jardine Cycle & Carriage Ltd. (e)	68,700	1,815,175

		16,516,811
Diversified Consumer Services — 0.2%
H&R Block, Inc.	412,748	14,054,069
Kroton Educacional SA	1,633,745	3,471,882

		17,525,951
Diversified Financial Services — 0.1%
Bolsa Mexicana de Valores SAB de CV	1,850,098	2,514,365
Fubon Financial Holding Co. Ltd.	692,000	764,047
IG Group Holdings PLC	498,734	5,232,129
Industrivarden AB, C Shares	73,273	1,160,492
London Stock Exchange Group PLC	138,383	4,900,082

		14,571,115
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	123,505	4,453,590
BCE, Inc.	34,426	1,386,722
Bezeq The Israeli Telecommunication Corp. Ltd.	1,615,226	3,482,038
BT Group PLC	2,423,252	16,864,966
CenturyLink, Inc.	35,268	896,513
China Telecom Corp. Ltd., H Shares	548,000	257,749
China Unicom Hong Kong Ltd.	496,000	549,522
Chunghwa Telecom Co. Ltd.	514,000	1,592,519
Deutsche Telekom AG, Registered Shares	504,609	8,786,648
Elisa Oyj	83,758	3,033,629
Koninklijke KPN NV	3,218,160	12,453,091
Nippon Telegraph & Telephone Corp.	76,400	3,252,548
PCCW Ltd.	1,696,000	1,017,350

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd.	883,000	$2,189,532
Swisscom AG, Registered Shares	14,487	7,206,185
TDC A/S	501,919	2,155,465
Telekomunikasi Indonesia Persero Tbk PT	10,375,800	2,545,591
Telenor ASA	408,747	6,667,577
TeliaSonera AB	1,442,325	6,812,079
TELUS Corp.	647,506	18,012,213
Turk Telekomunikasyon A/S	73,791	135,172
Verizon Communications, Inc.	498,624	24,916,241

		128,666,940
Electric Utilities — 0.3%
CEZ A/S	12,468	207,348
Chubu Electric Power Co., Inc.	18,000	231,182
Cia Energetica de Minas Gerais, Preference Shares	86,900	128,401
CLP Holdings Ltd.	6,000	50,401
EDP — Energias de Portugal SA	3,274,982	11,436,389
EDP — Energias do Brasil SA	43,900	133,024
Endesa SA	61,365	1,187,975
Enel SpA	869,119	3,568,306
Energa SA	39,770	132,200
Fortum Oyj	297,163	4,672,706
Power Assets Holdings Ltd.	53,000	484,437
Southern Co.	181,617	8,884,704
SSE PLC	34,630	718,554
Terna Rete Elettrica Nazionale SpA	1,212,498	6,497,726
Tohoku Electric Power Co., Inc.	29,400	369,214
Transmissora Alianca de Energia Eletrica SA	55,000	239,124

		38,941,691
Electronic Equipment, Instruments & Components — 0.1%
Citizen Holdings Co. Ltd.	253,600	1,547,337
Hexagon AB, B Shares	221,954	7,401,360
Hon Hai Precision Industry Co. Ltd.	1,210,050	2,846,771
Simplo Technology Co. Ltd.	422,000	1,277,196
Synnex Technology International Corp.	933,000	877,615
Tripod Technology Corp.	866,000	1,429,810
WPG Holdings Ltd.	153,000	148,965
Yageo Corp.	850,732	1,342,882
Zhen Ding Technology Holding Ltd.	212,000	450,677

		17,322,613
Energy Equipment & Services — 0.0%
Technip SA	51,136	2,382,648
Food & Staples Retailing — 0.2%
BIM Birlesik Magazalar A/S	8,289	140,288
CVS Health Corp.	68,097	6,577,489
Empire Co. Ltd., Class A	2,481	46,896
FamilyMart Co. Ltd.	27,700	1,296,261
Jean Coutu Group PJC, Inc.	4,999	70,262
Koninklijke Ahold NV	422,237	9,550,806
Kroger Co.	17,686	686,394
Lawson, Inc.	41,300	3,260,900
President Chain Store Corp.	58,000	383,528
Rite Aid Corp. (d)	16,494	128,488
Sun Art Retail Group Ltd.	375,000	211,556
Wal-Mart de Mexico SAB de CV	19,200	48,196
Wal-Mart Stores, Inc.	52,914	3,511,373
Whole Foods Market, Inc.	26,783	785,010

		26,697,447
Food Products — 0.3%
Archer-Daniels-Midland Co.	60,999	2,156,315

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Food Products (continued)
Astra Agro Lestari Tbk PT	180,900	$226,273
BRF SA	35,400	426,857
Bunge Ltd.	11,039	684,528
Calbee, Inc.	1,300	54,024
General Mills, Inc.	147,593	8,340,480
Gruma SAB de CV, B Shares	16,235	244,719
Hershey Co.	11,224	988,947
Indofood Sukses Makmur Tbk PT	1,293,300	588,476
JBS SA	269,600	727,956
Nestlé SA, Registered Shares	191,624	14,117,405
NH Foods Ltd.	8,000	155,234
Nissin Foods Holdings Co. Ltd.	1,000	50,976
Orkla ASA	472,194	3,825,441
Thai Union Group Pcl — NVDR	82,600	42,815
Toyo Suisan Kaisha Ltd.	13,800	477,905
WH Group Ltd. (d)	186,500	106,793
Wilmar International Ltd.	355,300	718,362
Yakult Honsha Co. Ltd.	1,900	87,523

		34,021,029
Gas Utilities — 0.2%
ENN Energy Holdings Ltd.	18,000	81,163
Gas Natural SDG SA	188,783	3,708,443
Osaka Gas Co. Ltd.	378,000	1,433,690
Snam SpA	1,575,143	8,837,871
Toho Gas Co. Ltd.	34,000	223,610
Tokyo Gas Co. Ltd.	971,000	4,474,026

		18,758,803
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	597,524	8,587,447
Hoya Corp.	2,500	96,506

		8,683,953
Health Care Providers & Services — 0.4%
Aetna, Inc.	5,317	541,483
AmerisourceBergen Corp.	104,482	9,357,408
Anthem, Inc.	47,476	6,195,143
Bumrungrad Hospital Pcl — NVDR	15,400	95,373
Cardinal Health, Inc.	86,420	7,031,995
Express Scripts Holding Co. (d)	44,763	3,217,117
Life Healthcare Group Holdings Ltd.	47,002	103,823
McKesson Corp.	22,772	3,665,837
Netcare Ltd.	22,604	48,096
Patterson Cos., Inc.	4,765	202,322
Quest Diagnostics, Inc.	31,631	2,077,208
Sonic Healthcare Ltd.	445,419	5,872,115
UnitedHealth Group, Inc.	59,737	6,879,313

		45,287,233
Hotels, Restaurants & Leisure — 0.2%
Berjaya Sports Toto BHD	428,539	322,822
Marriott International, Inc., Class A	995	60,974
McDonald’s Corp.	109,641	13,571,363
OPAP SA	154,382	1,144,386
Paddy Power PLC	57,503	8,568,359
Sands China Ltd.	979,200	3,420,096
Wyndham Worldwide Corp.	14,722	955,458

		28,043,458
Household Durables — 0.0%
Iida Group Holdings Co. Ltd.	5,200	92,700
Nikon Corp.	3,500	51,490

		144,190

Common Stocks	Shares	Value
Household Products — 0.2%
Church & Dwight Co., Inc.	14,707	$1,235,388
Clorox Co.	36,051	4,652,382
Kimberly-Clark Corp.	21,340	2,740,483
Kimberly-Clark de Mexico SAB de CV, A Shares	2,322,630	5,543,502
Svenska Cellulosa AB SCA, B Shares	292,755	8,676,571

		22,848,326
Independent Power and Renewable Electricity Producers — 0.0%
China Power International Development Ltd.	101,000	45,110
China Resources Power Holdings Co. Ltd.	564,000	959,396
Cia Energetica de Sao Paulo, B Shares, Preference Shares	83,100	274,036
Huaneng Power International, Inc., H Shares	734,000	603,900
NTPC Ltd.	1,670,416	3,524,524

		5,406,966
Industrial Conglomerates — 0.2%
3M Co.	57,994	8,757,094
Alliance Global Group, Inc.	5,844,800	1,818,588
General Electric Co.	312,886	9,104,983
LG Corp.	48,446	2,997,655
NWS Holdings Ltd.	60,000	89,457

		22,767,777
Insurance — 1.6%
Ageas	1,608	65,302
Allianz SE, Registered Shares	88,266	14,284,580
Allstate Corp.	30,971	1,876,843
Arch Capital Group Ltd.	4,163	281,211
Aviva PLC	1,550,187	10,691,333
AXA SA	991,817	24,510,386
AXIS Capital Holdings Ltd.	103,821	5,596,990
Baloise Holding AG, Registered Shares	1,177	144,282
BB Seguridade Participacoes SA	371,973	2,151,041
Cathay Financial Holding Co. Ltd.	486,000	530,774
Chubb Ltd.	14,069	1,590,782
Cincinnati Financial Corp.	5,439	313,450
CNP Assurances	81,978	1,096,245
Dai-ichi Life Insurance Co. Ltd.	28,600	395,302
Everest Re Group Ltd.	20,120	3,600,273
Gjensidige Forsikring ASA	101,539	1,615,697
Helvetia Holding AG, Registered Shares	1,790	932,811
Hyundai Marine & Fire Insurance Co. Ltd.	143,440	3,883,599
Legal & General Group PLC	3,495,951	12,202,056
Mapfre SA	1,333,996	2,996,474
Medibank Private Ltd.	28,625	51,305
MS&AD Insurance Group Holdings, Inc.	10,100	274,326
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	99,218	19,116,376
PartnerRe Ltd.	9,099	1,277,500
Powszechny Zaklad Ubezpieczen SA	264,715	2,109,233
Progressive Corp.	17,275	539,844
Prudential PLC	549,897	10,803,431
Sampo Oyj, A Shares	401,003	19,418,180
Samsung Life Insurance Co. Ltd.	31,888	2,937,102
Sanlam Ltd.	550,535	2,027,247
SCOR SE	91,124	3,176,405
Sony Financial Holdings, Inc.	8,000	132,377
Swiss Re AG	144,562	13,456,739
Tryg A/S	75,909	1,451,464
UnipolSai SpA	505,651	1,074,435
Zurich Insurance Group AG	116,327	25,785,680

		192,391,075

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Internet & Catalog Retail — 0.0%
Liberty Interactive Corp. QVC Group, Class A (d)	14,538	$378,860
Internet Software & Services — 0.0%
NetEase, Inc. — ADR	3,071	479,506
IT Services — 0.1%
Automatic Data Processing, Inc.	4,625	384,291
International Business Machines Corp.	24,526	3,060,600
Itochu Techno-Solutions Corp.	3,900	63,329
Otsuka Corp.	1,100	54,570
Paychex, Inc.	41,069	1,965,562

		5,528,352
Leisure Products — 0.1%
Mattel, Inc.	573,484	15,822,424
Life Sciences Tools & Services — 0.1%
Lonza Group AG, Registered Shares	43,070	6,598,295
Machinery — 0.2%
Cummins, Inc.	5,181	465,720
Kone Oyj, Class B	366,158	16,094,077
MAN SE	6,763	683,352
Metso Oyj	49,635	1,024,165
Sandvik AB	546,286	4,571,484
Yangzijiang Shipbuilding Holdings Ltd.	482,500	317,904

		23,156,702
Marine — 0.0%
MISC BHD	142,700	302,157
Nippon Yusen KK	41,000	87,959

		390,116
Media — 0.5%
Axel Springer SE	28,723	1,495,670
BEC World Pcl — NVDR	352,200	297,719
Eutelsat Communications SA	290,604	9,392,124
Lagardere SCA	152,378	4,330,227
Media Nusantara Citra Tbk PT	10,141,451	887,188
ProSiebenSat.1 Media SE	152,417	7,615,306
RELX NV	415,337	6,930,474
Rightmove PLC	73,884	4,215,742
SES SA	542,478	14,184,356
Sun TV Network Ltd.	396,048	2,224,515
UBM PLC	730,623	5,465,671

		57,038,992
Metals & Mining — 0.1%
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	1,464,161	1,536,970
Franco-Nevada Corp.	34,316	1,519,467
Glencore PLC	246,233	317,469
Mitsubishi Materials Corp.	264,000	814,334
MMC Norilsk Nickel PJSC — ADR	364,286	4,200,218
Newcrest Mining Ltd. (d)	11,566	108,728
Newmont Mining Corp.	169,247	3,378,170
Zijin Mining Group Co. Ltd., H Shares	7,904,000	1,797,503

		13,672,859
Multiline Retail — 0.1%
Dollar Tree, Inc.	470	38,198
Kohl’s Corp.	39,654	1,972,787
Macy’s, Inc.	37,166	1,501,878
Nordstrom, Inc. (e)	36,134	1,774,179
Target Corp.	90,578	6,559,659

		11,846,701
Multi-Utilities — 0.1%
Atco Ltd., Class I	5,070	140,530

Common Stocks	Shares	Value
Multi-Utilities (continued)
Consolidated Edison, Inc.	33,624	$2,333,169
E.ON SE	263,243	2,697,389
RWE AG	9,706	135,956
Suez Environnement Co.	250,240	4,638,801
YTL Corp. BHD	462,400	174,100
YTL Power International BHD	262,700	93,078

		10,213,023
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Partners LP — MLP	95,300	1,892,658
China Petroleum & Chemical Corp., H Shares	456,000	257,612
China Shenhua Energy Co. Ltd., H Shares	588,500	888,581
Columbia Pipeline Partners LP — MLP	363,490	5,561,397
Delek Logistics Partners LP — MLP	184,740	5,189,347
Dominion Midstream Partners LP — MLP (d)	353,660	9,867,114
Energy Transfer Equity LP — MLP	143,800	1,248,184
Energy Transfer Partners LP — MLP	123,634	3,676,875
Enterprise Products Partners LP — MLP	814,318	19,470,343
EQT Midstream Partners LP — MLP	94,086	6,404,434
Genesis Energy LP — MLP	208,839	5,935,204
HollyFrontier Corp.	27,815	972,691
Idemitsu Kosan Co. Ltd.	13,000	194,984
JX Holdings, Inc.	545,200	2,082,121
Magellan Midstream Partners LP — MLP	266,580	17,122,433
Marathon Petroleum Corp.	40,831	1,706,327
MPLX LP — MLP	470,144	14,466,331
Novatek OAO — GDR	67,406	5,729,416
OMV AG	89,032	2,291,701
ONEOK Partners LP — MLP	109,265	2,987,305
ONEOK, Inc.	65,781	1,638,605
Phillips 66	55,569	4,453,855
Phillips 66 Partners LP — MLP	55,210	3,129,303
Plains All American Pipeline LP — MLP	341,743	7,214,195
Polski Koncern Naftowy ORLEN SA	9,058	138,915
Polskie Gornictwo Naftowe i Gazownictwo SA	77,460	98,862
PTT Pcl — NVDR	1,028,000	6,882,460
Repsol YPF SA	723,124	7,497,664
Rose Rock Midstream LP — MLP	40,304	442,538
Royal Dutch Shell PLC, B Shares	836,144	18,217,945
Shell Midstream Partners LP — MLP	497,720	17,698,923
Showa Shell Sekiyu KK	17,900	146,096
Statoil ASA	583,259	7,981,010
Sunoco Logistics Partners LP — MLP	298,850	6,655,390
Targa Resources Corp.	20,090	451,422
Targa Resources Partners LP — MLP	114,350	1,571,169
Tesoro Corp.	36,999	3,228,163
Tesoro Logistics LP — MLP	118,264	5,242,643
Thai Oil Pcl — NVDR	1,394,300	2,530,620
TonenGeneral Sekiyu KK	147,000	1,198,377
TOTAL SA	276,021	12,261,046
Tupras Turkiye Petrol Rafinerileri A/S (d)	111,965	2,846,117
Valero Energy Corp.	83,801	5,687,574
Valero Energy Partners LP — MLP	81,150	3,601,437
Williams Cos., Inc.	20,570	397,001
Williams Partners LP — MLP	299,529	6,595,629
Woodside Petroleum Ltd.	29,749	599,571

		236,351,588
Paper & Forest Products — 0.1%
International Paper Co.	118,358	4,049,027
UPM-Kymmene Oyj	274,565	4,474,514

		8,523,541
Personal Products — 0.2%
Hengan International Group Co. Ltd.	993,000	8,895,220

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Personal Products (continued)
Kao Corp.	4,800	$257,594
Unilever PLC	287,854	12,655,504

		21,808,318
Pharmaceuticals — 1.4%
Astellas Pharma, Inc.	36,800	509,554
AstraZeneca PLC	624,632	40,220,602
Bayer AG, Registered Shares	606	68,203
China Medical System Holdings Ltd.	314,000	369,140
GlaxoSmithKline PLC	260,697	5,370,510
Johnson & Johnson	238,998	24,960,951
Novartis AG, Registered Shares	384,692	29,803,416
Novo Nordisk A/S, Class B	300,025	16,761,919
Orion Oyj	59,745	1,971,108
Otsuka Holdings Co. Ltd.	140,900	4,740,095
Pfizer, Inc.	440,446	13,429,199
Richter Gedeon Nyrt	135,308	2,640,626
Roche Holding AG	22,219	5,755,261
Sanofi	254,780	21,187,569
Sihuan Pharmaceutical Holdings Group Ltd.	266,000	34,186
Sino Biopharmaceutical Ltd.	939,000	647,053
Teva Pharmaceutical Industries Ltd.	2,587	158,964
UCB SA	3,658	312,761

		168,941,117
Professional Services — 0.0%
SGS SA, Registered Shares	2,328	4,524,353
Real Estate Investment Trusts (REITs) — 2.5%
American Capital Agency Corp.	86,604	1,478,330
Annaly Capital Management, Inc.	232,640	2,210,080
Assura PLC	20,918,469	16,244,746
British Land Co. PLC	1,007,182	10,669,542
CapitaLand Commercial Trust Ltd.	158,000	144,574
CapitaLand Mall Trust	372,200	522,933
Charter Hall Retail REIT	5,988,710	17,604,747
Community Healthcare Trust, Inc.	292,582	5,418,619
CyrusOne, Inc.	434,800	16,022,380
Empiric Student Property PLC	4,354,350	6,995,623
EPR Properties	343,232	20,576,758
Gramercy Property Trust	667,513	4,879,520
H&R Real Estate Investment Trust	12,865	173,107
Hyprop Investments Ltd.	6,605	42,173
Japan Rental Housing Investments, Inc.	18,584	12,611,657
Japan Senior Living Investment Corp. (d)(e)(f)	4,562	5,171,706
Kenedix Retail REIT Corp.	3,471	7,055,782
Klepierre	198,980	8,624,150
Link REIT	23,000	131,951
National Storage REIT	8,655,286	9,268,376
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $8,213) (d)(g)	8,213	8,213
Parkway Life Real Estate Investment Trust (e)	3,594,500	5,702,352
Physicians Realty Trust	671,000	11,453,970
Prologis, Inc.	374,880	14,796,514
Ramco-Gershenson Properties Trust	784,101	13,400,286
Retail Properties of America, Inc., Class A	1,093,750	16,964,063
Smart Real Estate Investment Trust	32,543	719,203
SPH REIT	7,274,300	4,708,131
STAG Industrial, Inc.	1,112,123	18,828,242
Suntec Real Estate Investment Trust	155,700	173,905
Target Healthcare REIT Ltd.	2,099,880	3,270,426
UDR, Inc.	650,821	23,162,719
Unibail-Rodamco SE	3,579	902,124
Vastned Retail NV	226,340	9,909,772
Vicinity Centres	8,690,997	18,093,542
Wereldhave NV	185,030	10,108,391

		298,048,607

Common Stocks	Shares	Value
Real Estate Management & Development — 0.8%
Brookfield Asset Management, Inc., Class A	11,142	$336,352
Central Pattana Pcl — NVDR	38,800	48,874
Cheung Kong Property Holdings Ltd.	1,764,500	9,564,186
China Overseas Land & Investment Ltd. (e)	466,000	1,361,469
China Vanke Co. Ltd., H Shares	623,000	1,427,025
Croesus Retail Trust	16,679,642	9,483,722
Daito Trust Construction Co. Ltd.	4,900	622,966
Daiwa House Industry Co. Ltd.	3,700	104,463
Entra ASA	568,563	4,477,094
Evergrande Real Estate Group Ltd.	185,000	122,610
First Capital Realty, Inc.	695,430	9,292,919
Hysan Development Co. Ltd.	169,000	654,823
Kerry Properties Ltd.	94,000	217,555
LEG Immobilien AG	373,479	30,315,980
Multiplan Empreendimentos Imobiliarios SA	217,222	2,248,360
New Europe Property Investments PLC	19,140	206,350
Nomura Real Estate Holdings, Inc.	2,100	36,878
Picton Property Income Ltd.	6,528,826	6,535,336
Sino Land Co. Ltd.	38,000	48,819
Sponda Oyj	2,532,843	10,359,874
Swiss Prime Site AG, Registered Shares	39,034	3,123,818

		90,589,473
Road & Rail — 0.0%
Canadian National Railway Co.	16,377	887,881
Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV	77,912	7,150,894
Linear Technology Corp.	301,996	12,904,289
Siliconware Precision Industries Co. Ltd.	433,000	670,545
SK Hynix, Inc.	90,000	2,077,292
Taiwan Semiconductor Manufacturing Co. Ltd.	822,000	3,539,474
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	505,184	11,290,862
Vanguard International Semiconductor Corp.	620,000	890,069

		38,523,425
Software — 0.1%
Microsoft Corp.	214,340	11,807,991
VMware, Inc., Class A (d)	4,955	226,691

		12,034,682
Specialty Retail — 0.2%
AutoNation, Inc. (d)	1,265	54,711
AutoZone, Inc. (d)	3,787	2,906,106
Best Buy Co., Inc.	41,610	1,162,167
Dick’s Sporting Goods, Inc.	74,555	2,913,609
Fast Retailing Co. Ltd.	800	258,677
GameStop Corp., Class A	10,477	274,602
Home Depot, Inc.	17,884	2,249,092
Lowe’s Cos., Inc.	46,847	3,357,056
Mr. Price Group Ltd.	271,762	2,804,690
Nitori Holdings Co. Ltd.	93,400	7,586,494
O’Reilly Automotive, Inc. (d)	11,079	2,890,511
Truworths International Ltd.	11,682	72,554
USS Co. Ltd.	7,600	116,749

		26,647,018
Technology Hardware, Storage & Peripherals — 0.1%
Canon, Inc.	100,600	2,811,008
Chicony Electronics Co. Ltd.	608,140	1,262,779
Lite-On Technology Corp.	1,885,165	2,005,774
NetApp, Inc.	30,770	674,786

		6,754,347
Textiles, Apparel & Luxury Goods — 0.2%
ANTA Sports Products Ltd.	109,000	263,496

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Belle International Holdings Ltd.	74,000	$49,858
Eclat Textile Co. Ltd.	114,000	1,624,409
Feng TAY Enterprise Co. Ltd.	36,000	193,634
HUGO BOSS AG	117,064	9,323,244
Li & Fung Ltd. (e)	648,000	372,759
Pandora A/S	57,815	7,734,811
Shenzhou International Group Holdings Ltd.	17,000	91,156
Yue Yuen Industrial Holdings Ltd.	49,500	170,958

		19,824,325
Thrifts & Mortgage Finance — 0.0%
Housing Development Finance Corp. Ltd.	157,077	2,749,673
Indiabulls Housing Finance Ltd.	132,360	1,388,386

		4,138,059
Tobacco — 0.9%
Altria Group, Inc.	392,043	23,957,748
British American Tobacco Malaysia BHD	102,500	1,428,339
British American Tobacco PLC	385,280	21,469,254
Imperial Brands PLC	320,283	17,342,016
ITC Ltd.	854,432	4,051,510
Japan Tobacco, Inc.	349,300	13,679,898
KT&G Corp.	35,667	3,079,101
Philip Morris International, Inc.	172,716	15,546,167
Reynolds American, Inc.	134,485	6,717,527

		107,271,560
Trading Companies & Distributors — 0.0%
ITOCHU Corp.	10,900	128,107
Rexel SA	149,386	1,769,126

		1,897,233
Transportation Infrastructure — 0.3%
Abertis Infraestructuras SA	297,313	4,429,460
Airports of Thailand Pcl — NVDR	26,100	277,621
Atlantia SpA	401,830	10,528,847
Beijing Capital International Airport Co. Ltd., H Shares	2,312,000	2,100,417
China Merchants Holdings International Co. Ltd.	1,487,196	4,104,845
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	668,670	5,631,313
Grupo Aeroportuario del Sureste SAB de CV — ADR	36,549	4,996,248
Jiangsu Expressway Co. Ltd., H Shares	4,370,000	5,258,094
Zhejiang Expressway Co. Ltd., H Shares	1,420,000	1,245,340

		38,572,185
Water Utilities — 0.0%
Aguas Andinas SA, Class A	89,244	44,757
Guangdong Investment Ltd.	640,000	818,843

		863,600
Wireless Telecommunication Services — 0.5%
Advanced Info Service Pcl — NVDR	905,300	4,309,528
China Mobile Ltd. (e)	821,500	9,023,504
China Mobile Ltd. — ADR	75,591	4,121,977
DiGi.Com BHD	313,000	368,426
Far EasTone Telecommunications Co. Ltd.	5,242,402	10,834,858
KCell JSC — GDR	81,782	253,524
MTN Group Ltd.	47,891	423,208
NTT DOCOMO, Inc.	49,600	1,100,041
Rogers Communications, Inc., Class B	377,528	12,927,417
SK Telecom Co. Ltd.	22,209	3,895,714
SK Telecom Co. Ltd. — ADR	62,973	1,241,198
Taiwan Mobile Co. Ltd.	412,000	1,239,622
Tim Participacoes SA	35,800	57,014

Common Stocks		Shares	Value
Wireless Telecommunication Services (continued)
Vodacom Group Ltd.		68,722	$630,518
Vodafone Group PLC	2,113,174		6,792,519

			57,219,068
Total Common Stocks — 19.3%			2,299,205,924

Corporate Bonds		Par (000)
Aerospace & Defense — 0.3%
Boeing Co.:
2.35%, 10/30/21	USD	270	274,779
5.88%, 2/15/40		845	1,085,746
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		100	87,500
General Dynamics Corp., 2.25%, 11/15/22		695	677,736
Honeywell International, Inc., 4.25%, 3/01/21		750	834,121
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (a)		1,686	1,740,795
5.00%, 11/15/25 (a)		90	92,700
KLX, Inc., 5.88%, 12/01/22 (a)		845	789,991
Lockheed Martin Corp.:
3.10%, 1/15/23		110	111,783
3.55%, 1/15/26		1,000	1,025,932
3.60%, 3/01/35		220	200,317
4.07%, 12/15/42		295	281,261
3.80%, 3/01/45		500	453,784
4.70%, 5/15/46		665	702,785
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		300	271,500
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,048,818
5.05%, 11/15/40		400	428,657
Precision Castparts Corp.:
2.25%, 6/15/20		600	604,042
4.20%, 6/15/35		400	408,788
Raytheon Co., 4.70%, 12/15/41		645	712,653
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,119,250
Textron, Inc., 3.65%, 3/01/21		500	512,891
TransDigm, Inc.:
5.50%, 10/15/20		720	702,000
6.00%, 7/15/22		7,116	6,973,680
6.50%, 7/15/24		2,854	2,789,785
6.50%, 5/15/25 (a)		1,884	1,810,995
United Technologies Corp.:
5.38%, 12/15/17		990	1,064,140
1.78%, 5/04/18 (c)		2,500	2,486,245
3.10%, 6/01/22		525	542,967
4.15%, 5/15/45		500	486,413

			30,322,054
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.90%, 2/01/35		325	297,697
5.10%, 1/15/44		325	334,782
United Parcel Service, Inc., 6.20%, 1/15/38		455	592,993
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	1,478	1,613,150
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	5,040	5,027,400
5.75%, 6/15/21	EUR	410	395,391
6.50%, 6/15/22 (a)	USD	2,083	1,864,285

			10,125,698

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Airlines — 0.3%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)	USD	410	$405,900
4.63%, 3/01/20 (a)		1,042	993,807
American Airlines Pass-Through Trust:
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		3,311	3,319,220
Series 2016-1, Class A, 4.10%, 7/15/29		3,700	3,725,900
Series 2016-1, Class B, 5.25%, 7/15/25		8,775	8,796,937
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,238,325
Continental Airlines Pass-Through Trust, 9.00%, 1/08/18		807	831,382
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		5,882	5,985,037
Heathrow Finance PLC:
5.38%, 9/01/19	GBP	732	1,096,258
5.75%, 3/03/25		272	395,859
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNH	8,400	1,264,838
U.S. Airways Group, Inc., 6.13%, 6/01/18	USD	150	153,375
United Airlines Pass-Through Trust, 3.75%, 9/03/26		970	980,913
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 4/23/25 (a)		1,223	1,259,627
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		1,181	1,186,931

			31,634,309
Auto Components — 0.3%
Affinia Group, Inc., 7.75%, 5/01/21		1,010	1,035,250
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	500,000
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (h)	EUR	1,175	1,216,865
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	401,491
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		370	402,991
Goodyear Tire & Rubber Co.:
6.50%, 3/01/21	USD	4,760	4,998,000
7.00%, 5/15/22		1,335	1,427,783
5.13%, 11/15/23		615	628,837
Johnson Controls, Inc., 4.63%, 7/02/44		500	452,735
Lear Corp., 5.25%, 1/15/25		500	519,375
MPG Holdco I, Inc., 7.38%, 10/15/22		500	481,565
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		900	904,500
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	683	695,696
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	1,850	1,836,125
4.75%, 5/15/21 (a)		700	700,000
4.75%, 5/15/23 (a)		2,040	1,978,800
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (h)	EUR	1,400	1,565,220
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(h)	USD	1,440	1,479,600
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(h)		942	982,035
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (h)	EUR	700	803,805
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(h)	USD	2,332	2,436,940
Tenneco, Inc., 6.88%, 12/15/20		100	103,750
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		800	798,600
4.50%, 4/29/22 (a)		825	795,094
2.75%, 4/27/23	EUR	1,200	1,197,192

Corporate Bonds		Par (000)	Value
Auto Components (continued)
4.75%, 4/29/25 (a)	USD	1,000	$937,500

			29,279,749
Automobiles — 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/31		350	515,899
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,035,487
5.25%, 4/15/23		1,000	932,500
Fiat Chrysler Finance Europe:
6.63%, 3/15/18	EUR	1,997	2,314,773
4.75%, 7/15/22		1,330	1,491,209
Ford Motor Co.:
7.45%, 7/16/31	USD	500	607,947
4.75%, 1/15/43		500	456,655
General Motors Co.:
3.50%, 10/02/18		1,395	1,400,845
5.00%, 4/01/35		500	450,615
6.25%, 10/02/43		50	50,230
5.20%, 4/01/45		500	444,261
Hyundai Capital America, 3.75%, 4/06/16 (a)		1,177	1,182,068
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	251,875
4.25%, 11/15/19 (a)		200	201,000
3.50%, 3/15/20 (a)		850	822,375
5.00%, 2/15/22	GBP	187	263,793
5.63%, 2/01/23 (a)	USD	150	147,750

			12,569,282
Banks — 3.1%
Abbey National Treasury Services PLC, 2.00%, 8/24/18		1,535	1,544,538
ABN AMRO Bank NV, 1.80%, 6/04/18 (a)		2,000	1,995,284
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	865	664,134
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)		525	547,971
ANZ New Zealand International Ltd., 2.75%, 2/03/21	USD	2,200	2,211,154
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19		730	736,381
3.83%, 11/16/25		1,600	1,664,059
Banca Monte dei Paschi di Siena SpA, 3.63%, 4/01/19		3,400	3,480,625
Banca Popolare di Milano Scarl, 7.13%, 3/01/21	EUR	2,683	3,034,829
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(i)		800	298,989
4.75%, 1/15/18 (d)(i)		1,500	560,605
4.00%, 1/21/19 (d)(i)		5,400	2,018,178
Banco Popolare SC:
3.50%, 3/14/19		1,330	1,422,719
2.75%, 7/27/20		2,211	2,288,460
Bank of America Corp.:
6.50%, 8/01/16	USD	1,200	1,231,194
5.30%, 3/15/17		1,240	1,285,248
5.42%, 3/15/17		800	830,374
1.70%, 8/25/17		4,390	4,387,967
6.40%, 8/28/17		720	768,143
6.00%, 9/01/17		780	827,086
5.75%, 12/01/17		630	670,052
2.00%, 1/11/18		1,770	1,763,913
5.65%, 5/01/18		760	815,257
2.60%, 1/15/19		2,150	2,158,462
2.25%, 4/21/20		5,185	5,054,758
5.63%, 7/01/20		930	1,028,541
2.63%, 10/19/20		350	346,268

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
5.00%, 5/13/21	USD	1,350	$1,478,891
3.30%, 1/11/23		520	512,201
4.13%, 1/22/24		500	513,867
4.00%, 4/01/24		750	764,749
4.20%, 8/26/24		750	744,514
3.95%, 4/21/25		500	487,491
4.25%, 10/22/26		1,000	985,948
5.88%, 2/07/42		290	334,765
5.00%, 1/21/44		300	309,369
4.88%, 4/01/44		900	918,959
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,487	4,930,232
Bank of Montreal:
1.40%, 9/11/17	USD	1,090	1,092,231
1.80%, 7/31/18		600	600,940
Bankia SA, 4.00%, 5/22/24 (b)	EUR	10,400	10,760,791
Barclays PLC:
2.00%, 3/16/18	USD	3,500	3,496,059
3.25%, 1/12/21		900	904,232
4.38%, 9/11/24		20,500	19,980,530
5.25%, 8/17/45		800	817,846
BB&T Corp., 4.90%, 6/30/17		500	521,855
Bear Stearns Cos. LLC, 5.55%, 1/22/17		650	673,608
BNP Paribas SA:
2.38%, 9/14/17		740	748,643
2.40%, 12/12/18		1,360	1,373,522
6.13%, 12/29/49 (b)	EUR	1,670	1,775,181
BPCE SA:
1.63%, 2/10/17	USD	500	499,950
1.61%, 7/25/17		150	149,710
2.50%, 12/10/18		840	853,390
CIT Group, Inc.:
5.00%, 5/15/17		1,200	1,225,500
4.25%, 8/15/17		1,325	1,338,250
5.25%, 3/15/18		550	568,216
6.63%, 4/01/18 (a)		890	940,730
5.50%, 2/15/19 (a)		4,127	4,261,127
3.88%, 2/19/19		900	892,800
5.00%, 8/15/22		1,400	1,415,785
5.00%, 8/01/23		5,725	5,721,422
Citigroup, Inc.:
1.80%, 2/05/18		800	793,736
1.70%, 4/27/18		800	794,470
2.50%, 9/26/18		950	958,647
2.05%, 12/07/18		900	894,448
2.50%, 7/29/19		1,100	1,103,971
2.65%, 10/26/20		1,300	1,297,760
4.50%, 1/14/22		570	613,681
4.05%, 7/30/22		750	764,527
3.75%, 6/16/24		480	485,186
3.30%, 4/27/25		500	487,968
4.40%, 6/10/25		750	749,009
4.45%, 9/29/27		1,200	1,184,350
8.13%, 7/15/39		396	574,033
6.68%, 9/13/43		750	896,418
Citizens Bank N.A., 2.30%, 12/03/18		790	793,056
Commerzbank AG:
7.75%, 3/16/21	EUR	5,800	7,411,963
8.13%, 9/19/23 (a)	USD	17,666	19,844,571
Commonwealth Bank of Australia, 1.75%, 11/02/18		1,085	1,082,118
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/20		750	754,100
4.50%, 1/11/21		430	472,807
3.88%, 2/08/22		820	869,332

Corporate Bonds		Par (000)	Value
Banks (continued)
4.38%, 8/04/25	USD	700	$712,465
5.25%, 5/24/41		540	626,406
5.25%, 8/04/45		250	262,290
Deutsche Bank AG:
6.00%, 9/01/17		1,040	1,103,592
2.50%, 2/13/19		965	959,072
3.70%, 5/30/24		450	440,437
4.50%, 4/01/25		1,000	890,463
4.30%, 5/24/28 (b)		23,550	21,114,129
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,011,422
Fifth Third Bank:
1.45%, 2/28/18		400	396,895
2.88%, 10/01/21		610	617,954
HSBC Bank USA N.A., 4.88%, 8/24/20		670	726,578
HSBC Holdings PLC:
4.25%, 3/14/24		600	593,509
6.50%, 5/02/36		600	686,177
6.80%, 6/01/38		430	521,162
6.10%, 1/14/42		400	491,186
5.25%, 3/14/44		470	480,665
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,008,279
2.00%, 8/07/18		3,510	3,506,006
2.38%, 11/13/19		800	799,705
2.35%, 3/05/20		1,000	989,916
5.00%, 9/27/20		380	415,154
Huntington National Bank, 2.00%, 6/30/18		2,985	2,985,116
Ibercaja Banco SA, 5.00%, 7/28/25 (b)	EUR	3,000	2,988,918
Intesa Sanpaolo SpA:
5.02%, 6/26/24 (a)	USD	1,300	1,246,835
2.86%, 4/23/25	EUR	1,595	1,683,981
5.71%, 1/15/26 (a)	USD	10,475	10,291,834
3.93%, 9/15/26	EUR	4,200	4,580,853
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,089,892
6.00%, 1/15/18		3,257	3,509,714
1.80%, 1/25/18		1,420	1,419,196
1.70%, 3/01/18		1,650	1,647,659
6.30%, 4/23/19		800	900,129
2.20%, 10/22/19		1,345	1,343,588
2.25%, 1/23/20		1,000	991,800
4.95%, 3/25/20		1,000	1,090,236
2.55%, 10/29/20		2,600	2,592,057
4.35%, 8/15/21		1,380	1,473,781
3.88%, 2/01/24		855	877,274
3.88%, 9/10/24		500	497,023
3.13%, 1/23/25		750	727,290
4.25%, 10/01/27		1,100	1,096,548
6.40%, 5/15/38		270	330,163
5.40%, 1/06/42		550	614,746
5.63%, 8/16/43		850	927,908
4.95%, 6/01/45		600	600,178
Keybank N.A., 1.70%, 6/01/18		1,505	1,500,298
Lloyds Bank PLC:
1.75%, 5/14/18		935	935,389
2.00%, 8/17/18		1,000	1,004,862
Lloyds Banking Group PLC, 6.66% (a)(b)(j)		3,000	3,345,000
Merrill Lynch & Co., 7.75%, 5/14/38		500	673,737
Mizuho Bank Ltd., 2.15%, 10/20/18 (a)		1,505	1,508,370
National Australia Bank Ltd., 3.38%, 1/14/26		1,800	1,829,934

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
PNC Bank N.A.:
2.25%, 7/02/19 (k)	USD	1,520	$1,531,307
2.70%, 11/01/22 (k)		300	296,649
PNC Funding Corp.:
4.38%, 8/11/20 (k)		750	815,803
3.30%, 3/08/22 (k)		510	527,512
Popular, Inc., 7.00%, 7/01/19		21,520	20,040,500
Provident Funding Associates LP/PFG Finance Corp., 6.75%, 6/15/21 (a)		75	71,438
Regions Financial Corp., 2.00%, 5/15/18		1,560	1,551,036
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	469,862
3.45%, 2/02/21		2,100	2,125,477
Royal Bank of Scotland Group PLC:
6.00%, 12/19/23		26,700	28,310,090
5.13%, 5/28/24		1,500	1,505,850
Santander UK Group Holdings PLC, 4.75%, 9/15/25 (a)		500	496,138
Security Bank Corp., 3.95%, 2/03/20		967	995,175
Société Générale SA:
8.25% (b)(j)		3,120	3,251,814
4.75%, 11/24/25 (a)		10,005	9,487,802
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,334,962
2.50%, 7/19/18		1,750	1,777,941
Swedbank AB, 1.60%, 3/02/18 (a)		2,000	1,991,470
U.S. Bancorp, 1.95%, 11/15/18		730	736,885
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,126,475
UA Finance BVI Ltd., 6.90%, 5/02/18 UBS AG:	CNH	28,000	4,191,885
1.38%, 6/01/17	USD	2,090	2,088,524
1.80%, 3/26/18	EUR	2,025	2,028,343
UniCredit SpA:
6.95%, 10/31/22		4,066	4,929,686
5.75%, 10/28/25 (b)		7,390	8,366,116
United Overseas Bank Ltd., 3.75%, 9/19/24 (b)	USD	1,200	1,232,892
Wachovia Corp.:
5.75%, 6/15/17		1,000	1,057,230
5.75%, 2/01/18		2,350	2,537,330
Wells Fargo & Co.:
1.40%, 9/08/17		700	699,857
2.60%, 7/22/20		820	827,142
2.55%, 12/07/20		1,110	1,114,440
3.50%, 3/08/22		1,200	1,253,795
4.48%, 1/16/24		800	856,163
3.55%, 9/29/25		1,000	1,017,632
4.10%, 6/03/26		500	507,104
5.38%, 2/07/35		540	615,141
5.38%, 11/02/43		350	377,164
5.61%, 1/15/44		300	328,918
4.65%, 11/04/44		460	446,411
3.90%, 5/01/45		200	182,531
4.90%, 11/17/45		175	175,780
Woori Bank Co. Ltd., 4.75%, 4/30/24		1,800	1,867,986

			368,858,671
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,352,527
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		3,485	3,506,300
3.65%, 2/01/26		2,500	2,533,717
4.90%, 2/01/46		1,065	1,102,886
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,386,579
2.50%, 7/15/22		825	803,431

Corporate Bonds		Par (000)	Value
Beverages (continued)
Constellation Brands, Inc.:
7.25%, 9/01/16	USD	200	$206,000
7.25%, 5/15/17		750	791,250
3.88%, 11/15/19		1,000	1,030,000
3.75%, 5/01/21		500	502,750
6.00%, 5/01/22		350	389,375
4.25%, 5/01/23		500	511,875
Cott Beverages, Inc.:
6.75%, 1/01/20		400	412,000
5.38%, 7/01/22		400	388,000
Diageo Investment Corp.:
2.88%, 5/11/22		500	506,087
7.45%, 4/15/35		350	473,779
Dr. Pepper Snapple Group, Inc., 4.50%, 11/15/45		210	211,407
PepsiCo, Inc.:
2.75%, 3/05/22		1,270	1,302,033
2.75%, 4/30/25		800	794,358
3.60%, 8/13/42		575	529,848
4.45%, 4/14/46		270	283,109
SABMiller Holdings, Inc., 2.45%, 1/15/17 (a)		1,560	1,572,758

			20,590,069
Biotechnology — 0.1%
AbbVie, Inc.:
1.80%, 5/14/18		1,740	1,734,931
2.50%, 5/14/20		830	823,826
4.50%, 5/14/35		300	293,373
4.40%, 11/06/42		300	280,993
4.70%, 5/14/45		300	294,338
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		385	349,387
Amgen, Inc.:
2.20%, 5/22/19		750	754,851
2.70%, 5/01/22		750	740,947
3.13%, 5/01/25		1,600	1,553,768
5.15%, 11/15/41		500	512,911
Baxalta, Inc., 2.00%, 6/22/18 (a)		800	790,216
Biogen, Inc., 2.90%, 9/15/20		1,750	1,762,351
Celgene Corp.:
2.13%, 8/15/18		1,300	1,303,250
3.55%, 8/15/22		1,000	1,014,415
Gilead Sciences, Inc.:
1.85%, 9/04/18		165	166,271
2.35%, 2/01/20		1,115	1,125,395
3.50%, 2/01/25		885	909,122
3.65%, 3/01/26		840	858,068
4.50%, 2/01/45		720	709,150
4.75%, 3/01/46		460	469,260

			16,446,823
Building Products — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (a)		1,700	1,727,625
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		2,140	2,182,800
5.75%, 12/15/23 (a)		419	427,380
Builders FirstSource, Inc., 10.75%, 8/15/23 (a)		822	769,597
Building Materials Corp. of America:
5.38%, 11/15/24 (a)		720	709,200
6.00%, 10/15/25 (a)		4,505	4,595,100
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,350	2,256,000
Griffon Corp., 5.25%, 3/01/22		375	358,125
HD Supply, Inc.:
7.50%, 7/15/20		3,431	3,568,240
5.25%, 12/15/21 (a)		12,045	12,391,294

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Building Products (continued)
Masco Corp.:
6.13%, 10/03/16	USD	550	$563,063
7.13%, 3/15/20		100	114,250
4.45%, 4/01/25		500	500,000
Masonite International Corp., 5.63%, 3/15/23 (a)		1,360	1,394,000
Nortek, Inc., 8.50%, 4/15/21		500	516,250
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,685	1,495,437
USG Corp.:
9.75%, 1/15/18		4,050	4,455,000
5.88%, 11/01/21 (a)		1,368	1,409,040
5.50%, 3/01/25 (a)		184	186,530

			39,618,931
Capital Markets — 0.8%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,530,733
Bank of New York Mellon Corp.:
2.30%, 9/11/19		365	369,579
2.15%, 2/24/20		750	751,520
Charles Schwab Corp.:
4.45%, 7/22/20		550	605,631
3.45%, 2/13/26		430	442,812
CPUK Finance Ltd., 7.00%, 8/28/42	GBP	3,700	5,338,058
Credit Suisse AG:
6.00%, 2/15/18	USD	1,800	1,939,642
1.70%, 4/27/18		2,190	2,181,187
2.30%, 5/28/19		2,385	2,396,572
5.30%, 8/13/19		750	827,837
3.00%, 10/29/21		580	587,201
6.50%, 8/08/23 (a)		10,000	10,625,000
Credit Suisse Group Funding Guernsey Ltd.:
3.75%, 3/26/25		1,000	972,142
4.88%, 5/15/45		650	640,909
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	456,948
E*TRADE Financial Corp.:
5.38%, 11/15/22		1,748	1,839,770
4.63%, 9/15/23		1,660	1,635,100
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	773	801,865
Goldman Sachs Group, Inc.:
6.25%, 9/01/17	USD	3,808	4,050,585
2.38%, 1/22/18		2,140	2,150,882
2.90%, 7/19/18		5,817	5,919,786
2.63%, 1/31/19		2,750	2,769,995
2.55%, 10/23/19		630	630,621
2.60%, 4/23/20		1,500	1,492,965
5.25%, 7/27/21		1,450	1,608,466
3.85%, 7/08/24		680	689,620
3.50%, 1/23/25		750	739,272
3.75%, 5/22/25		895	898,950
4.25%, 10/21/25		155	154,491
6.13%, 2/15/33		970	1,123,573
6.45%, 5/01/36		500	560,165
6.75%, 10/01/37		750	865,838
5.15%, 5/22/45		500	487,351
4.75%, 10/21/45		525	519,624
KCG Holdings, Inc., 6.88%, 3/15/20 (a)		350	301,875
Morgan Stanley:
5.45%, 1/09/17		930	964,474
5.55%, 4/27/17		2,700	2,827,767
1.88%, 1/05/18		1,000	996,463
6.63%, 4/01/18		2,726	2,977,547
2.13%, 4/25/18		3,020	3,021,900
2.20%, 12/07/18		225	226,661
2.45%, 2/01/19		2,715	2,724,777
2.65%, 1/27/20		2,000	2,002,648
5.75%, 1/25/21		1,370	1,539,048

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
4.10%, 5/22/23	USD	1,000	$1,012,303
3.88%, 4/29/24		860	872,977
4.00%, 7/23/25		365	372,249
4.35%, 9/08/26		500	502,027
3.95%, 4/23/27		1,000	965,248
6.38%, 7/24/42		340	412,739
4.30%, 1/27/45		415	389,776
UBS AG:
1.38%, 8/14/17		1,200	1,197,719
4.75%, 2/12/26 (b)	EUR	4,400	5,021,427
Walter Investment Management Corp., 7.88%, 12/15/21	USD	225	162,563
Zhongrong International Bonds 2015 Ltd., 6.00%, 6/15/18		1,000	985,600

			89,082,478
Chemicals — 0.4%
Agrium, Inc.:
3.38%, 3/15/25		500	447,949
5.25%, 1/15/45		500	447,729
Air Products & Chemicals, Inc.:
1.20%, 10/15/17		500	498,699
3.35%, 7/31/24		500	509,161
Airgas, Inc., 2.95%, 6/15/16		630	633,214
Ashland, Inc.:
3.88%, 4/15/18		1,212	1,242,300
4.75%, 8/15/22		825	784,781
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding, 7.38%, 5/01/21 (a)		3,050	3,200,579
Blue Cube Spinco, Inc.:
9.75%, 10/15/23 (a)		475	510,625
10.00%, 10/15/25 (a)		325	351,000
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		350	338,625
CF Industries, Inc., 4.95%, 6/01/43		750	581,845
Chemours Co.:
6.63%, 5/15/23 (a)		885	542,063
7.00%, 5/15/25 (a)		737	449,570
Dow Chemical Co.:
3.00%, 11/15/22		750	722,723
3.50%, 10/01/24		500	485,441
4.38%, 11/15/42		500	425,820
4.63%, 10/01/44		500	443,505
E.I. Du Pont de Nemours & Co., 6.50%, 1/15/28		400	460,485
Eagle Spinco, Inc., 4.63%, 2/15/21		500	484,375
Ecolab, Inc., 2.00%, 1/14/19		1,200	1,199,878
Huntsman International LLC:
4.88%, 11/15/20		3,010	2,671,375
5.13%, 4/15/21	EUR	1,153	1,136,625
5.13%, 11/15/22 (a)	USD	2,020	1,737,200
INEOS Finance PLC, 4.00%, 5/01/23	EUR	3,955	4,005,942
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	199,750
5.88%, 2/15/19 (a)		2,620	2,547,950
LYB International Finance BV, 4.88%, 3/15/44		750	644,832
LyondellBasell Industries NV:
5.00%, 4/15/19		1,550	1,635,562
5.75%, 4/15/24		750	813,233
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	1,347	1,413,598
Monsanto Co.:
4.20%, 7/15/34	USD	695	590,683
4.40%, 7/15/44		335	270,645
4.70%, 7/15/64		150	114,026
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		131	122,158

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
6.50%, 2/01/22 (a)	USD	4,183	$3,283,655
PolyOne Corp., 5.25%, 3/15/23		400	391,500
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	545,463
3.63%, 3/15/24		825	819,230
5.63%, 12/01/40		200	214,225
PPG Industries, Inc.:
6.65%, 3/15/18		230	251,839
5.50%, 11/15/40		335	372,876
Praxair, Inc., 3.55%, 11/07/42		200	178,253
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	2,590	2,244,979
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	301,500
Sherwin-Williams Co., 1.35%, 12/15/17		500	497,963
TPC Group, Inc., 8.75%, 12/15/20 (a)		600	399,000
WR Grace & Co.:
5.13%, 10/01/21 (a)		450	452,250
5.63%, 10/01/24 (a)		1,020	1,014,900
Yingde Gases Investment Ltd., 8.13%, 4/22/18		2,500	1,987,500

			45,619,079
Commercial Services & Supplies — 0.2%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	1,730	2,293,963
ACCO Brands Corp., 6.75%, 4/30/20	USD	100	102,875
Acosta, Inc., 7.75%, 10/01/22 (a)		1,100	904,750
ADT Corp.:
2.25%, 7/15/17		350	347,375
4.13%, 4/15/19		575	592,250
6.25%, 10/15/21		925	959,687
3.50%, 7/15/22		650	586,625
4.13%, 6/15/23		375	345,000
4.88%, 7/15/42		425	301,750
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	317,550
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		750	585,000
Bilbao Luxembourg SA, 10.50% (10.50% Cashor 11.25% PIK), 12/01/18 (h)	EUR	2,423	2,019,117
Cenveo Corp., 6.00%, 8/01/19 (a)	USD	300	206,250
Clean Harbors, Inc.:
5.25%, 8/01/20		450	458,437
5.13%, 6/01/21		450	452,250
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	319,313
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	421,177
6.38%, 10/15/17 (a)		470	503,110
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,911,780
Loxam SAS, 4.88%, 7/23/21	EUR	742	817,871
Mobile Mini, Inc., 7.88%, 12/01/20	USD	1,501	1,531,020
Modular Space Corp., 10.25%, 1/31/19 (a)		3,130	1,009,071
Republic Services, Inc.:
5.00%, 3/01/20		800	869,878
6.20%, 3/01/40		250	293,415
Royal Capital BV, 6.25% (b)(j)		2,150	2,140,647
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,040	2,979,200
SPX FLOW, Inc., 6.88%, 9/01/17		500	528,125
Verisure Holding AB, 6.00%, 11/01/22	EUR	3,558	3,974,811
Waste Management, Inc., 4.10%, 3/01/45	USD	400	383,993
West Corp., 5.38%, 7/15/22 (a)		725	610,813

			28,767,103
Communications Equipment — 0.2%
Cisco Systems, Inc.:
1.65%, 6/15/18		900	909,355
2.13%, 3/01/19		750	763,967
2.45%, 6/15/20		600	613,261
3.50%, 6/15/25		320	335,158
5.90%, 2/15/39		570	686,702

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)	USD	3,376	$3,283,160
Harris Corp., 5.05%, 4/27/45		600	604,975
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	801,540
7.63%, 6/15/21		500	538,750
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,069,463
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		1,050	952,875
7.25%, 10/15/20		5,466	4,700,760
7.50%, 4/01/21		525	448,875
5.50%, 8/01/23		1,820	1,451,450
Juniper Networks, Inc., 4.35%, 6/15/25		1,000	990,484
Motorola Solutions, Inc., 3.50%, 9/01/21		650	616,530
Plantronics, Inc., 5.50%, 5/31/23 (a)		636	640,770
Proven Honour Capital Ltd., 4.13%, 5/19/25		2,625	2,607,528
QUALCOMM, Inc.:
1.40%, 5/18/18		645	642,001
2.25%, 5/20/20		600	601,681
3.00%, 5/20/22		665	668,860
3.45%, 5/20/25		500	486,612
4.65%, 5/20/35		400	373,548
4.80%, 5/20/45		50	44,510
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		542	495,253
Telesat Canada/Telesat LLC, 6.00%, 5/15/17 (a)		400	403,000
ViaSat, Inc., 6.88%, 6/15/20		100	105,250

			25,836,318
Construction & Engineering — 0.1%
Abengoa Finance SAU, 6.00%, 3/31/21	EUR	481	76,920
AECOM:
5.75%, 10/15/22	USD	1,050	1,061,813
5.88%, 10/15/24		1,032	1,028,130
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNH	20,000	2,931,408
Novafives SAS, 4.50%, 6/30/21	EUR	663	576,375
Obrascon Huarte Lain SA, 5.50%, 3/15/23		926	769,903
Officine Maccaferri SpA, 5.75%, 6/01/21		1,128	1,070,457
Pratama Agung Pte. Ltd., 6.25%, 2/24/20	USD	6,000	5,887,218
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		1,070	1,037,900

			14,440,124
Construction Materials — 0.1%
Cemex Finance LLC, 5.25%, 4/01/21		1,296	1,230,562
HeidelbergCement Finance Luxembourg SA, 3.25%, 10/21/21		1,070	1,208,388
Kerneos Corp. SAS, 5.75%, 3/01/21	EUR	673	718,194
Pfleiderer GmbH, 7.88%, 8/01/19		3,455	3,860,680
Vulcan Materials Co., 7.50%, 6/15/21	USD	300	345,600

			7,363,424
Consumer Finance — 0.7%
Ally Financial, Inc.:
5.50%, 2/15/17		1,125	1,139,063
6.25%, 12/01/17		200	207,500
3.25%, 2/13/18		750	736,406
3.60%, 5/21/18		850	839,375
4.75%, 9/10/18		125	126,328
3.50%, 1/27/19		150	146,438
3.75%, 11/18/19		750	732,187
8.00%, 3/15/20		400	448,000
4.13%, 3/30/20		1,200	1,182,000
7.50%, 9/15/20		375	417,187
5.13%, 9/30/24		3,540	3,588,675
4.63%, 3/30/25		5,455	5,304,987
5.75%, 11/20/25		475	473,813

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
8.00%, 11/01/31	USD	8,963	$10,083,375
American Express Co.:
1.55%, 5/22/18		580	576,249
4.05%, 12/03/42		370	356,252
American Express Credit Corp.:
1.13%, 6/05/17		850	846,151
2.13%, 7/27/18		910	919,580
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	2,011,557
2.45%, 4/24/19		4,350	4,356,099
3.20%, 2/05/25		1,000	954,589
Capital One N.A.:
1.65%, 2/05/18		1,000	992,510
1.50%, 3/22/18		1,400	1,379,273
2.95%, 7/23/21		1,000	996,170
Discover Bank, 2.00%, 2/21/18		1,500	1,486,926
Enova International, Inc., 9.75%, 6/01/21		300	216,000
Ford Motor Credit Co. LLC:
4.21%, 4/15/16		100	100,599
3.98%, 6/15/16		100	100,902
8.00%, 12/15/16		620	652,344
1.72%, 12/06/17		4,040	3,979,303
2.38%, 1/16/18		1,500	1,497,924
5.00%, 5/15/18		2,030	2,128,177
2.88%, 10/01/18		930	932,659
3.16%, 8/04/20		1,000	994,237
5.88%, 8/02/21		750	827,937
General Motors Financial Co., Inc.:
3.20%, 7/13/20		2,250	2,206,615
3.70%, 11/24/20		485	483,021
3.45%, 4/10/22		750	720,307
4.00%, 1/15/25		750	700,949
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		1,715	1,432,025
6.88%, 4/15/22 (a)		1,351	1,063,913
Navient Corp.:
6.00%, 1/25/17		500	506,250
4.63%, 9/25/17		125	122,813
8.45%, 6/15/18		1,400	1,449,000
5.50%, 1/15/19		800	750,000
4.88%, 6/17/19		1,000	915,000
8.00%, 3/25/20		875	861,875
5.00%, 10/26/20		500	432,500
5.88%, 3/25/21		1,000	865,000
7.25%, 1/25/22		175	155,750
5.50%, 1/25/23		645	524,063
6.13%, 3/25/24		695	570,769
5.88%, 10/25/24		670	530,975
5.63%, 8/01/33		75	49,125
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,456,920
5.25%, 12/15/19		600	549,000
7.75%, 10/01/21		250	235,000
Synchrony Financial:
1.88%, 8/15/17		665	662,453
2.60%, 1/15/19		515	514,226
4.50%, 7/23/25		10,775	10,844,132
Toyota Motor Credit Corp.:
2.00%, 10/24/18		990	1,000,618
2.13%, 7/18/19		500	505,388
Unican Ltd.:
5.80%, 5/30/17	CNH	13,500	1,991,742

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
5.15%, 7/02/18	USD	6,000	$859,497

			84,689,698
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
3.51%, 12/15/19 (a)(b)		500	478,125
9.13%, 10/15/20 (a)		915	917,287
6.00%, 6/30/21 (a)		1,935	1,746,337
4.25%, 1/15/22	EUR	3,207	3,434,173
Ball Corp.:
4.38%, 12/15/20	USD	1,479	1,532,155
5.00%, 3/15/22		2,590	2,680,650
4.00%, 11/15/23		300	288,000
4.38%, 12/15/23	EUR	934	1,035,827
5.25%, 7/01/25	USD	1,050	1,078,875
Berry Plastics Corp.:
5.50%, 5/15/22		150	149,625
5.13%, 7/15/23		600	585,000
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is:
5.63%, 12/15/16 (a)		230	227,125
6.00%, 6/15/17 (a)		751	724,715
Cascades, Inc., 5.50%, 7/15/22 (a)		425	406,937
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		700	723,625
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,950	1,930,500
Crown European Holdings SA:
4.00%, 7/15/22	EUR	618	682,383
3.38%, 5/15/25		1,211	1,211,840
Horizon Holdings I SASU, 7.25%, 8/01/23		2,431	2,698,009
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (h)		350	390,148
OI European Group BV, 6.75%, 9/15/20		957	1,174,077
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	336,000
5.88%, 8/15/23 (a)		450	441,563
ProGroup AG, 5.13%, 5/01/22	EUR	881	983,090
Sealed Air Corp.:
6.50%, 12/01/20 (a)	USD	1,390	1,532,475
5.25%, 4/01/23 (a)		1,450	1,468,125
4.50%, 9/15/23	EUR	547	610,339
5.13%, 12/01/24 (a)	USD	1,564	1,564,000
5.50%, 9/15/25 (a)		307	313,140
SGD Group SAS, 5.63%, 5/15/19	EUR	1,226	1,305,541
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	101,875

			32,751,561
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)		2,880	2,390,400
LKQ Corp., 4.75%, 5/15/23		100	94,250

			2,484,650
Diversified Consumer Services — 0.0%
Block Financial LLC, 4.13%, 10/01/20		900	918,185
Cleveland Clinic Foundation, 4.86%, 1/01/14		125	128,441
IHS, Inc., 5.00%, 11/01/22		500	500,000
Service Corp. International, 5.38%, 5/15/24		3,450	3,648,375

			5,195,001

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75%, 5/15/19	USD	650	$640,250
4.25%, 7/01/20		1,000	972,500
4.63%, 10/30/20		2,348	2,312,780
4.50%, 5/15/21		1,150	1,127,000
5.00%, 10/01/21		1,750	1,750,000
4.63%, 7/01/22		3,302	3,211,195
Aircastle Ltd.:
6.75%, 4/15/17		300	311,625
6.25%, 12/01/19		100	105,500
7.63%, 4/15/20		880	963,600
5.13%, 3/15/21		1,065	1,051,687
5.50%, 2/15/22		1,520	1,512,400
Altice Financing SA:
6.50%, 1/15/22 (a)		2,650	2,636,750
5.25%, 2/15/23	EUR	3,215	3,384,403
6.63%, 2/15/23 (a)	USD	3,522	3,460,365
Altice U.S. Finance SA, 7.75%, 7/15/25 (a)		760	680,200
Bear Stearns Cos. LLC, 7.25%, 2/01/18		1,430	1,572,667
BP Capital Markets PLC:
1.85%, 5/05/17		750	751,719
2.24%, 5/10/19		825	820,329
2.52%, 1/15/20		275	273,201
4.50%, 10/01/20		825	880,849
4.74%, 3/11/21		715	772,934
3.06%, 3/17/22		425	417,151
3.99%, 9/26/23		855	856,865
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	307,500
CME Group, Inc.:
3.00%, 9/15/22		560	574,078
3.00%, 3/15/25		850	854,304
5.30%, 9/15/43		225	255,425
CNH Industrial Capital LLC:
6.25%, 11/01/16		200	203,500
3.25%, 2/01/17		300	299,250
3.63%, 4/15/18		200	194,000
3.88%, 7/16/18		500	485,000
3.38%, 7/15/19		250	230,000
4.38%, 11/06/20		315	299,250
CNO Financial Group. Inc.:
4.50%, 5/30/20		10	10,250
5.25%, 5/30/25		370	373,700
Cognita Financing PLC, 7.75%, 8/15/21	GBP	2,982	4,312,809
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	750	660,000
Far East Horizon Ltd., 5.55% (b)(j)		1,000	1,010,981
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	815	1,140,105
Globe Luxembourg SCA, 9.63%, 5/01/18 (a)	USD	200	138,000
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,021,266
Hyundai Capital America, 2.40%, 10/30/18 (a)		335	335,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		1,620	1,607,850
4.88%, 3/15/19		2,569	2,363,480
6.00%, 8/01/20		2,757	2,587,858
5.88%, 2/01/22		5,060	4,522,375
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,273,907
2.75%, 12/01/20		295	299,696
3.75%, 12/01/25		690	707,294
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	958,428
LeasePlan Corp. NV, 3.00%, 10/23/17 (a)		300	302,299

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Lock A/S, 7.00%, 8/15/21	EUR	352	$391,280
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNH	10,000	1,467,788
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)	EUR	5,016	5,188,772
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,239,886
5.25%, 7/15/44		500	528,796
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	649,687
5.75%, 8/15/25 (a)		1,325	1,401,187
Nasdaq, Inc., 4.25%, 6/01/24		750	765,496
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	608,701
2.35%, 6/15/20		400	401,125
Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		100	102,750
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	346,500
7.25%, 12/15/21 (a)		700	693,000
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	3,613,330
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	774,469
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,619,189
6.10%, 6/10/23		650	692,320
3.63%, 3/25/24 (b)	EUR	2,700	2,979,070
Santander Issuances SAU, 2.50%, 3/18/25		3,300	3,355,039
Sun Hung Kai & Co. BVI Ltd., 6.38%, 9/26/17	USD	1,500	1,541,783
TMX Finance LLC /TitleMax Finance Corp., 8.50%, 9/15/18 (a)		75	54,000
Total Capital Canada Ltd.:
1.45%, 1/15/18		1,300	1,293,053
2.75%, 7/15/23		1,500	1,422,031
Total Capital International SA, 1.55%, 6/28/17		715	714,655
Total Capital SA, 4.45%, 6/24/20		615	662,627
United Group BV, 7.88%, 11/15/20	EUR	2,585	2,948,733
Voya Financial, Inc., 2.90%, 2/15/18	USD	4,200	4,260,530
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	1,925,850
Worldpay Finance PLC, 3.75%, 11/15/22	EUR	1,510	1,648,043
Yufu Eternity Ltd., 5.63%, 11/26/17	CNH	8,000	1,176,909

			104,260,718
Diversified Telecommunication Services — 1.3%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	500	521,250
6.75%, 11/15/20 (a)		2,446	2,629,450
6.45%, 3/15/29		6,090	6,303,150
Altice Finco SA, 9.00%, 6/15/23	EUR	980	1,169,586
AT&T, Inc.:
5.50%, 2/01/18	USD	1,000	1,070,614
2.38%, 11/27/18		2,000	2,014,078
2.45%, 6/30/20		1,440	1,424,004
2.63%, 12/01/22		1,000	958,246
3.40%, 5/15/25		1,000	958,027
4.50%, 5/15/35		750	676,421
6.55%, 2/15/39		750	816,793
5.35%, 9/01/40		750	715,925
4.80%, 6/15/44		500	444,219
4.35%, 6/15/45		750	623,960
4.75%, 5/15/46		750	665,013
Avaya, Inc., 7.00%, 4/01/19 (a)		675	448,875
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (i)		1,000	27,500

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
British Telecommunications PLC, 9.63%, 12/15/30	USD	300	$431,986
Cable & Wireless International Finance BV, 8.63%, 3/25/19	GBP	730	1,153,042
CenturyLink, Inc.:
6.00%, 4/01/17	USD	750	772,500
5.63%, 4/01/20		2,281	2,238,231
6.45%, 6/15/21		1,319	1,285,207
5.80%, 3/15/22		650	601,250
6.75%, 12/01/23		300	283,875
5.63%, 4/01/25		750	637,500
7.60%, 9/15/39		725	543,750
7.65%, 3/15/42		200	150,000
Cincinnati Bell, Inc., 8.38%, 10/15/20		450	457,875
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(h)		125	127,500
CommScope, Inc.:
4.38%, 6/15/20 (a)		2,253	2,292,427
5.00%, 6/15/21 (a)		450	433,125
5.50%, 6/15/24 (a)		2,508	2,413,950
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	874,575
Digicel Ltd., 6.00%, 4/15/21 (a)		4,320	3,763,800
eircom Finance Ltd., 9.25%, 5/15/20	EUR	1,038	1,188,423
Frontier Communications Corp.:
8.25%, 4/15/17	USD	200	209,500
8.13%, 10/01/18		150	153,188
8.50%, 4/15/20		750	743,437
8.88%, 9/15/20 (a)		1,080	1,084,050
6.25%, 9/15/21		2,530	2,131,525
10.50%, 9/15/22 (a)		1,185	1,152,413
7.13%, 1/15/23		735	611,887
7.63%, 4/15/24		2,347	1,959,745
6.88%, 1/15/25		1,327	1,054,965
11.00%, 9/15/25 (a)		6,034	5,815,267
9.00%, 8/15/31		450	357,750
Level 3 Communications, Inc., 5.75%, 12/01/22		300	309,000
Level 3 Financing, Inc.:
7.00%, 6/01/20		500	525,000
6.13%, 1/15/21		25	26,188
5.38%, 8/15/22		4,687	4,757,305
5.63%, 2/01/23		3,948	4,036,830
5.13%, 5/01/23		4,179	4,199,895
5.38%, 1/15/24 (a)		1,136	1,147,360
5.38%, 5/01/25		7,002	7,045,763
Orange SA, 4.13%, 9/14/21		750	800,849
OTE PLC, 3.50%, 7/09/20	EUR	617	619,199
Play Finance 2 SA, 5.25%, 2/01/19		1,710	1,889,945
Qwest Corp., 6.75%, 12/01/21	USD	500	521,250
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,099,834
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,592,992
5.25%, 7/30/27	EUR	1,658	1,638,943
Telecom Italia Capital SA:
7.00%, 6/04/18	USD	725	779,375
7.18%, 6/18/19		225	249,188
6.38%, 11/15/33		425	400,563
6.00%, 9/30/34		5,420	4,850,900
7.20%, 7/18/36		1,985	1,935,375
7.72%, 6/04/38		125	128,725
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	1,075	1,500,209
Telecom Italia SpA:
3.25%, 1/16/23		3,036	3,296,581
5.88%, 5/19/23	GBP	1,350	2,043,732
5.30%, 5/30/24 (a)	USD	1,200	1,170,000

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,689	$1,955,475
6.75%, 8/15/24		1,600	1,880,599
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27		4,516	4,657,334
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)	USD	650	624,000
4.00%, 1/15/27	EUR	1,825	1,853,449
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	450	477,000
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		585	617,175
Verizon Communications, Inc.:
1.35%, 6/09/17		1,000	998,822
3.65%, 9/14/18		1,000	1,046,631
2.63%, 2/21/20		1,000	1,005,757
4.50%, 9/15/20		1,000	1,082,748
3.50%, 11/01/21		1,250	1,288,355
2.45%, 11/01/22		500	478,917
5.15%, 9/15/23		1,500	1,659,450
6.40%, 9/15/33		350	395,478
5.05%, 3/15/34		500	487,558
4.40%, 11/01/34		350	318,800
5.85%, 9/15/35		350	372,090
4.27%, 1/15/36		500	446,287
6.55%, 9/15/43		1,000	1,167,456
4.86%, 8/21/46		1,300	1,205,581
4.52%, 9/15/48		1,000	876,118
5.01%, 8/21/54		750	674,828
4.67%, 3/15/55		750	630,611
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	206,000
4.00%, 7/15/20	EUR	5,585	5,914,070
4.75%, 7/15/20 (a)	USD	1,000	982,500
7.00%, 4/23/21	EUR	415	434,956
7.38%, 4/23/21 (a)	USD	2,000	1,901,240
Windstream Services LLC:
7.88%, 11/01/17		750	783,750
7.75%, 10/15/20		500	413,750
7.75%, 10/01/21		575	448,500
7.50%, 4/01/23		500	383,750
6.38%, 8/01/23		350	252,875
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20		1,070	1,150,250
6.00%, 4/01/23		4,169	4,075,197

			153,102,212
Electric Utilities — 0.3%
AES Gener SA, 5.00%, 7/14/25 (a)		2,375	2,251,540
Alabama Power Co., 3.75%, 3/01/45		130	121,650
Appalachian Power Co., 4.45%, 6/01/45		1,000	975,284
Arizona Public Service Co.:
4.70%, 1/15/44		250	275,215
4.35%, 11/15/45		400	422,014
Berkshire Hathaway Energy Co., 5.75%, 4/01/18		1,000	1,082,950
Commonwealth Edison Co., 6.15%, 9/15/17		400	429,049
Connecticut Light & Power Co., 4.30%, 4/15/44		125	129,802
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (a)		200	179,500
Duke Energy Carolinas LLC, 6.05%, 4/15/38		805	1,018,047
Duke Energy Corp., 4.80%, 12/15/45		900	936,255
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,857,784
Duke Energy Progress LLC:
4.10%, 5/15/42		515	510,576
4.15%, 12/01/44		500	501,809
Entergy Arkansas, Inc., 3.05%, 6/01/23		250	249,831

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Exelon Corp.:
1.55%, 6/09/17	USD	600	$598,585
3.95%, 6/15/25 (a)		750	751,165
5.10%, 6/15/45 (a)		1,000	1,006,145
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,314
4.25%, 3/15/23		1,000	1,023,170
7.38%, 11/15/31		600	741,232
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	872,207
Florida Power & Light Co., 3.80%, 12/15/42		725	707,377
Georgia Power Co.:
2.85%, 5/15/22		670	675,403
5.95%, 2/01/39		470	560,227
4.30%, 3/15/42		500	485,506
Jersey Central Power & Light Co., 5.63%, 5/01/16		1,400	1,415,903
Kentucky Utilities Co., 4.65%, 11/15/43		100	109,973
MidAmerican Energy Co.:
2.40%, 3/15/19		1,005	1,025,011
6.75%, 12/30/31		575	761,464
Northern States Power Co., 4.13%, 5/15/44		530	539,652
NSTAR Electric Co., 4.40%, 3/01/44		250	265,909
Oglethorpe Power Corp., 4.20%, 12/01/42		400	372,355
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	239,957
Oncor Electric Delivery Co. LLC, 5.30%, 6/01/42		500	545,705
PacifiCorp.:
2.95%, 6/01/23		300	303,289
6.35%, 7/15/38		310	400,105
PECO Energy Co., 5.95%, 10/01/36		865	1,083,605
Potomac Electric Power Co., 4.15%, 3/15/43		450	454,487
Public Service Co. of Colorado, 4.30%, 3/15/44		450	473,565
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	308,216
5.64%, 4/15/41		250	306,611
Sierra Pacific Power Co., 3.38%, 8/15/23		580	599,331
Southern California Edison Co.:
6.05%, 3/15/39		665	846,221
4.65%, 10/01/43		300	325,439
Southern Power Co., 1.85%, 12/01/17		1,000	1,001,952
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)		900	688,500
4.60%, 12/15/21		600	345,000
6.50%, 6/01/25		285	193,800
Toledo Edison Co., 6.15%, 5/15/37		500	573,494
Viridian Group Fundco II Ltd., 7.50%, 3/01/20	EUR	817	937,270
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	559,703

			33,089,154
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		3,350	3,433,646
General Cable Corp., 5.75%, 10/01/22		425	321,406
GrafTech International Ltd., 6.38%, 11/15/20		413	235,410
Sensata Technologies BV:
4.88%, 10/15/23 (a)		75	73,500
5.63%, 11/01/24 (a)		150	153,000
5.00%, 10/01/25 (a)		2,837	2,730,613
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		500	510,000

			7,457,575
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,006,201
Belden, Inc.:
5.50%, 9/01/22 (a)		575	549,125

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
5.50%, 4/15/23	EUR	2,049	$2,156,410
Corning, Inc.:
1.45%, 11/15/17	USD	250	248,451
4.75%, 3/15/42		200	193,742
Zebra Technologies Corp., 7.25%, 10/15/22		750	780,000

			4,933,929
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		425	150,875
Ensco PLC:
4.70%, 3/15/21		1,000	664,880
4.50%, 10/01/24		400	240,000
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,436	1,313,940
Halliburton Co.:
2.00%, 8/01/18		500	497,552
3.38%, 11/15/22		1,500	1,473,259
3.80%, 11/15/25		140	131,237
4.85%, 11/15/35		165	151,883
5.00%, 11/15/45		665	592,975
McDermott International, Inc., 8.00%, 5/01/21 (a)		300	206,250
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	79,500
Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.38%, 1/15/22 (a)		440	158,400
PHI, Inc., 5.25%, 3/15/19		300	242,250
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)		1,500	1,480,038
Transocean, Inc.:
5.80%, 12/15/16		500	485,000
3.00%, 10/15/17		667	566,950
6.00%, 3/15/18		3,406	2,699,255
6.50%, 11/15/20		702	423,833
7.13%, 12/15/21		750	440,625
4.30%, 10/15/22		500	241,250
7.50%, 4/15/31		500	242,500
6.80%, 3/15/38		550	258,500
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	3,657	4,140,831
Weatherford International LLC, 6.35%, 6/15/17	USD	400	352,000
Weatherford International Ltd.:
6.00%, 3/15/18		300	246,000
9.63%, 3/01/19		650	510,250
5.13%, 9/15/20		500	356,250
4.50%, 4/15/22		400	263,000

			18,609,283
Food & Staples Retailing — 0.3%
Brakes Capital, 7.13%, 12/15/18	GBP	1,000	1,460,530
Costco Wholesale Corp., 1.70%, 12/15/19	USD	625	628,936
CVS Health Corp.:
1.90%, 7/20/18		2,250	2,259,180
2.80%, 7/20/20		1,000	1,016,172
4.88%, 7/20/35		750	778,588
5.13%, 7/20/45		550	590,962
Ingles Markets, Inc., 5.75%, 6/15/23		500	501,250
Kroger Co.:
3.85%, 8/01/23		1,000	1,050,014
5.15%, 8/01/43		500	543,121
Rite Aid Corp.:
9.25%, 3/15/20		1,000	1,053,750
6.75%, 6/15/21		550	581,625
6.13%, 4/01/23 (a)		8,181	8,630,955
Sysco Corp.:
2.60%, 10/01/20		835	849,679

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
3.75%, 10/01/25	USD	600	$617,530
Tesco Corporate Treasury Services PLC:
2.13%, 11/12/20	EUR	700	738,046
2.50%, 7/01/24		800	783,361
Tesco PLC:
2.70%, 1/05/17 (a)	USD	250	249,690
5.50%, 11/15/17 (a)		1,000	1,041,836
6.15%, 11/15/37 (a)		700	591,630
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/21		750	750,151
3.80%, 11/18/24		600	590,645
4.50%, 11/18/34		400	361,379
4.80%, 11/18/44		500	442,715
Wal-Mart Stores, Inc.:
4.25%, 4/15/21		1,000	1,115,241
7.55%, 2/15/30		445	635,582
6.50%, 8/15/37		805	1,053,802
6.20%, 4/15/38		365	463,247

			29,379,617
Food Products — 0.4%
Aramark Services, Inc., 5.75%, 3/15/20		1,958	2,031,474
B&G Foods, Inc., 4.63%, 6/01/21		475	473,813
Bakkavor Finance 2 PLC, 8.25%, 2/15/18	GBP	3,694	5,369,172
Bestfoods, 6.63%, 4/15/28	USD	125	165,135
Boparan Finance PLC:
4.38%, 7/15/21	EUR	813	779,489
5.50%, 7/15/21	GBP	1,518	1,914,263
ConAgra Foods, Inc., 3.20%, 1/25/23		1,500	1,456,507
Darling Global Finance BV, 4.75%, 5/30/22	EUR	792	806,277
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	515,000
Diamond Foods, Inc., 7.00%, 3/15/19 (a)		1,590	1,645,650
FPC Finance Ltd., 6.00%, 6/28/19		1,000	1,068,318
FPC Treasury Ltd., 4.50%, 4/16/23		1,500	1,489,505
Hershey Co., 4.13%, 12/01/20		400	438,072
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	94,500
7.25%, 6/01/21 (a)		1,100	996,875
7.25%, 6/01/21 (a)		100	90,625
5.88%, 7/15/24 (a)		500	400,000
5.75%, 6/15/25 (a)		500	382,500
JM Smucker Co., 1.75%, 3/15/18		1,000	1,000,573
Kraft Heinz Foods Co.:
2.00%, 7/02/18 (a)		1,000	999,127
2.80%, 7/02/20 (a)		1,000	1,006,973
3.50%, 7/15/22 (a)		1,250	1,272,395
3.95%, 7/15/25 (a)		750	768,735
5.00%, 7/15/35 (a)		400	410,142
5.20%, 7/15/45 (a)		1,000	1,051,693
Mead Johnson Nutrition Co., 3.00%, 11/15/20		815	827,246
Mondelez International, Inc., 4.00%, 2/01/24		700	722,735
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		335	322,438
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		269	278,415
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	523,050
7.38%, 2/15/22		1,000	1,053,750
6.00%, 12/15/22 (a)		400	397,000
7.75%, 3/15/24 (a)		4,523	4,816,995
8.00%, 7/15/25 (a)		467	502,025
R&R Ice Cream PLC:
9.75% (9.25% Cash or 9.75% PIK), 5/15/18 (h)	EUR	3,163	3,445,618
4.75%, 5/15/20		105	115,821
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	1,861,764

Corporate Bonds		Par (000)	Value
Food Products (continued)
Tingyi Cayman Islands Holding Corp., 4.38%, 8/06/18	CNH	8,000	$1,152,849
Treehouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	867	891,926
WhiteWave Foods Co., 5.38%, 10/01/22		725	770,313
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,119,573

			47,428,331
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	390,860
ENN Energy Holdings Ltd., 6.00%, 5/13/21		2,000	2,217,620
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,245,375

			4,853,855
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.55%, 3/15/22		500	498,160
6.00%, 4/01/39		435	541,695
5.30%, 5/27/40		450	519,959
Alere, Inc.:
7.25%, 7/01/18		1,210	1,250,837
6.38%, 7/01/23 (a)		1,346	1,271,970
Becton Dickinson and Co.:
3.25%, 11/12/20		1,000	1,030,511
3.88%, 5/15/24		1,000	1,023,567
Boston Scientific Corp.:
2.85%, 5/15/20		2,000	2,003,116
3.85%, 5/15/25		1,000	993,788
Covidien International Finance SA:
3.20%, 6/15/22		445	456,880
6.55%, 10/15/37		165	207,087
Hologic, Inc., 5.25%, 7/15/22 (a)		4,014	4,154,490
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,269,471
4.38%, 3/15/35		315	321,541
4.63%, 3/15/45		1,095	1,148,539
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,448,895
3.25%, 4/15/23		345	344,716
3.88%, 9/15/25		165	168,936
4.75%, 4/15/43		450	437,892
Stryker Corp.:
3.38%, 5/15/24		635	641,913
3.38%, 11/01/25		350	347,639
4.38%, 5/15/44		600	599,950
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	176,000
Zimmer Biomet Holdings, Inc., 2.00%, 4/01/18		405	403,719

			21,261,271
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		2,844	2,680,470
Aetna, Inc.:
2.20%, 3/15/19		760	763,670
2.75%, 11/15/22		450	444,284
4.13%, 11/15/42		1,080	1,006,811
AmerisourceBergen Corp.:
3.40%, 5/15/24		535	533,106
4.25%, 3/01/45		500	469,445
Amsurg Corp., 5.63%, 7/15/22		6,144	6,167,040
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,051,799
5.88%, 6/15/17		683	721,649
3.30%, 1/15/23		250	246,819

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.63%, 5/15/42	USD	750	$702,048
5.10%, 1/15/44		300	299,119
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,096,827
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	483	607,363
Centene Corp., 4.75%, 5/15/22	USD	1,907	1,830,720
Centene Escrow Corp.:
5.63%, 2/15/21 (a)		1,694	1,723,645
6.13%, 2/15/24 (a)		1,002	1,029,555
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		2,395	2,406,975
8.00%, 11/15/19		1,400	1,389,500
7.13%, 7/15/20		750	716,250
5.13%, 8/01/21		675	669,937
6.88%, 2/01/22		4,056	3,670,680
Cigna Corp.:
4.38%, 12/15/20		1,100	1,192,970
5.38%, 2/15/42		325	349,843
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		1,000	1,035,000
5.13%, 7/15/24		5,013	5,041,198
5.00%, 5/01/25		2,053	2,019,639
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,193,640
Ephios Bondco PLC, 6.25%, 7/01/22	EUR	3,220	3,564,426
Ephios Holdco II PLC, 8.25%, 7/01/23		1,490	1,558,422
ExamWorks Group, Inc., 5.63%, 4/15/23	USD	1,809	1,817,819
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	757,750
4.13%, 10/15/20 (a)		400	404,750
5.88%, 1/31/22 (a)		500	541,250
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)		500	537,500
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (a)		510	511,275
HCA Holdings, Inc., 6.25%, 2/15/21		1,515	1,598,325
HCA, Inc.:
8.00%, 10/01/18		100	112,000
3.75%, 3/15/19		1,500	1,511,250
6.50%, 2/15/20		4,229	4,662,473
7.50%, 2/15/22		5,848	6,491,280
4.75%, 5/01/23		2,610	2,616,525
5.88%, 5/01/23		3,064	3,194,220
5.00%, 3/15/24		4,895	4,956,187
5.38%, 2/01/25		6,241	6,311,211
5.25%, 4/15/25		450	461,250
5.88%, 2/15/26		1,685	1,718,700
HealthSouth Corp., 5.75%, 11/01/24		4,008	3,956,257
Humana, Inc.:
3.15%, 12/01/22		500	494,837
4.95%, 10/01/44		500	496,113
IDH Finance PLC, 6.00%, 12/01/18	GBP	819	1,155,329
Kindred Healthcare, Inc.:
8.00%, 1/15/20	USD	500	456,250
6.38%, 4/15/22		600	488,250
8.75%, 1/15/23		100	89,500
Laboratory Corp. of America Holdings:
2.63%, 2/01/20		1,000	1,001,550
4.70%, 2/01/45		100	93,568
LifePoint Health, Inc.:
5.50%, 12/01/21		800	812,000
5.88%, 12/01/23		330	342,375
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	173,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	822,493

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
5.75%, 8/01/22 (a)	USD	575	$549,125
5.63%, 10/15/23 (a)		1,042	976,875
5.50%, 4/15/25 (a)		719	639,910
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,046,800
MEDNAX, Inc., 5.25%, 12/01/23 (a)		985	1,009,625
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	197,291
Molina Healthcare, Inc., 5.38%, 11/15/22 (a)		430	428,925
NBTY, Inc., 9.00%, 10/01/18		100	102,440
Quest Diagnostics, Inc., 2.50%, 3/30/20		1,000	1,000,923
Select Medical Corp., 6.38%, 6/01/21		500	429,375
Team Health, Inc., 7.25%, 12/15/23 (a)		390	407,550
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	898,875
5.00%, 3/01/19		2,731	2,573,967
5.50%, 3/01/19		800	762,000
4.75%, 6/01/20		150	151,125
4.01%, 6/15/20 (a)(b)		914	898,005
6.00%, 10/01/20		2,225	2,352,937
4.38%, 10/01/21		700	690,375
8.13%, 4/01/22		6,747	6,763,867
6.75%, 6/15/23		2,358	2,181,150
UnitedHealth Group, Inc.:
1.90%, 7/16/18		1,095	1,101,252
2.30%, 12/15/19		435	440,128
3.35%, 7/15/22		1,200	1,241,545
4.63%, 7/15/35		400	425,627
5.95%, 2/15/41		765	932,605
4.25%, 3/15/43		410	408,968
4.75%, 7/15/45		600	642,700
Voyage Care Bondco PLC:
6.50%, 8/01/18	GBP	700	985,067
11.00%, 2/01/19		1,000	1,432,174
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	615,587

			128,055,430
Hotels, Restaurants & Leisure — 0.8%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	452,250
6.00%, 4/01/22 (a)		4,500	4,696,875
Boyd Gaming Corp., 6.88%, 5/15/23		4,481	4,548,215
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		8,830	8,211,900
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	294,375
Carnival Corp., 1.88%, 12/15/17		1,710	1,705,306
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	102,500
Cirsa Funding Luxembourg SA:
8.75%, 5/18/18	EUR	727	791,954
5.88%, 5/15/23		880	886,568
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)	GBP	400	454,830
Far East Consortium International Ltd., 5.88%, 3/04/16	CNH	32,000	4,817,737
Hilton Worldwide Finance LLC/Hilton Worldwide
Finance Corp., 5.63%, 10/15/21	USD	4,340	4,470,200
International Game Technology PLC:
7.50%, 6/15/19		400	427,722
5.63%, 2/15/20 (a)		200	198,000
6.25%, 2/15/22 (a)		1,000	962,500
4.75%, 2/15/23	EUR	935	956,666
6.50%, 2/15/25 (a)	USD	1,150	1,029,250
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	1,678	1,601,490
Isle of Capri Casinos, Inc., 5.88%, 3/15/21	USD	300	306,750

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
5.35%, 3/01/18	USD	1,415	$1,519,198
2.10%, 12/07/18		120	121,059
2.20%, 5/26/20		600	600,685
3.25%, 6/10/24		735	737,876
3.70%, 1/30/26		240	242,656
6.30%, 10/15/37		665	778,417
4.60%, 5/26/45		200	195,111
4.88%, 12/09/45		215	217,200
Merlin Entertainments PLC, 2.75%, 3/15/22	EUR	657	679,697
MGM Resorts International:
7.63%, 1/15/17	USD	500	518,750
8.63%, 2/01/19		3,428	3,805,080
5.25%, 3/31/20		325	322,563
6.75%, 10/01/20		2,010	2,090,400
6.63%, 12/15/21		2,470	2,537,925
7.75%, 3/15/22		2,085	2,210,100
6.00%, 3/15/23		920	917,125
NCL Corp. Ltd.:
5.25%, 11/15/19 (a)		500	502,500
4.63%, 11/15/20 (a)		350	340,375
Pinnacle Entertainment, Inc.:
7.50%, 4/15/21		100	104,000
6.38%, 8/01/21		2,115	2,241,900
Pizzaexpress Financing 1 PLC, 8.63%, 8/01/22	GBP	544	792,552
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21		2,406	3,531,989
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	3,624	3,964,136
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	1,743	2,387,778
Series A7, 5.27%, 3/30/24		2,323	2,955,281
Punch Taverns Finance PLC, Series 2014, 6.08%, 10/15/27 (a)(b)		1,104	1,384,326
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	300	307,500
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		1,086	1,091,430
5.25%, 11/15/23 (a)		1,210	1,197,900
Scientific Games International, Inc., 7.00%, 1/01/22 (a)		650	611,000
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,476,535
Snai SpA, 7.63%, 6/15/18	EUR	1,135	1,217,342
Starbucks Corp., 3.85%, 10/01/23	USD	465	504,095
Station Casinos LLC, 7.50%, 3/01/21		5,230	5,386,900
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	280	399,473
Viking Cruises Ltd., 8.50%, 10/15/22 (a)	USD	350	324,625
Vougeot Bidco PLC, 7.88%, 7/15/20	GBP	214	318,676
Wyndham Worldwide Corp., 5.10%, 10/01/25	USD	1,000	1,030,431
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22		650	622,375
4.25%, 5/30/23 (a)		300	255,000
5.50%, 3/01/25 (a)		1,350	1,183,781

			88,540,830
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	453,440
APX Group, Inc., 6.38%, 12/01/19		600	573,750
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	633,500

Corporate Bonds		Par (000)	Value
Household Durables (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)	USD	150	$131,625
CalAtlantic Group, Inc.:
8.38%, 5/15/18		2,070	2,282,175
6.63%, 5/01/20		1,035	1,115,213
8.38%, 1/15/21		3,225	3,684,563
DR Horton, Inc.:
3.75%, 3/01/19		350	350,875
4.00%, 2/15/20		2,080	2,106,000
Jarden Corp.:
7.50%, 5/01/17		300	307,500
1.88%, 9/15/18 (l)		460	777,400
5.00%, 11/15/23 (a)		299	307,223
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		478	383,595
KB Home:
4.75%, 5/15/19		227	217,920
7.00%, 12/15/21		716	673,040
Lennar Corp.:
4.75%, 12/15/17		640	656,000
4.50%, 6/15/19		450	461,250
4.50%, 11/15/19		2,121	2,179,327
4.75%, 11/15/22		750	731,250
4.88%, 12/15/23		540	529,200
4.75%, 5/30/25		175	167,125
LSF9 Balta Issuer SA, 7.75%, 9/15/22	EUR	1,058	1,173,346
Magnolia BC SA, 9.00%, 8/01/20		1,689	1,939,465
Meritage Homes Corp., 6.00%, 6/01/25	USD	1,000	975,000
Newell Rubbermaid, Inc., 2.15%, 10/15/18		735	716,934
PulteGroup, Inc., 6.38%, 5/15/33		395	396,975
Shea Homes LP/Shea Homes Funding Corp.:
5.88%, 4/01/23 (a)		1,563	1,563,000
6.13%, 4/01/25 (a)		559	558,788
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	94,000
William Lyon Homes, Inc., 8.50%, 11/15/20		950	980,875

			27,120,354
Household Products — 0.2%
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		1,255	1,264,413
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	446,400
HRG Group, Inc., 7.88%, 7/15/19		325	339,219
Kimberly-Clark Corp., 3.88%, 3/01/21		200	218,775
Procter & Gamble Co.:
5.50%, 2/01/34		300	366,169
5.55%, 3/05/37		465	580,021
Reynolds Group Issuer, Inc./Reynolds Group
Issuer LLC/Reynolds Group Issuer
Luxembourg SA:
8.50%, 5/15/18		1,215	1,172,475
7.88%, 8/15/19		400	415,000
5.75%, 10/15/20		4,418	4,423,523
6.88%, 2/15/21		855	884,925
8.25%, 2/15/21		1,519	1,416,467
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	513,750
Spectrum Brands, Inc.:
6.38%, 11/15/20		1,521	1,604,655
6.63%, 11/15/22		2,290	2,438,850
6.13%, 12/15/24 (a)		1,797	1,868,880
5.75%, 7/15/25 (a)		4,061	4,162,525
Stena AB, 7.00%, 2/01/24 (a)		500	380,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Products (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	1,116	$1,065,780

			23,561,827
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	927,000
4.88%, 5/15/23		1,520	1,345,200
5.50%, 3/15/24		200	179,750
5.50%, 4/15/25		700	628,250
Calpine Corp.:
6.00%, 1/15/22 (a)		2,998	3,114,173
5.38%, 1/15/23		1,386	1,261,260
7.88%, 1/15/23 (a)		590	629,825
5.88%, 1/15/24 (a)		545	558,625
5.50%, 2/01/24		1,660	1,452,500
5.75%, 1/15/25		1,869	1,679,764
DPL, Inc., 7.25%, 10/15/21		150	142,875
Dynegy, Inc.:
6.75%, 11/01/19		2,950	2,846,750
7.38%, 11/01/22		1,333	1,179,705
5.88%, 6/01/23		100	81,000
7.63%, 11/01/24		1,000	880,000
GenOn Energy, Inc.:
7.88%, 6/15/17		300	240,000
9.50%, 10/15/18		300	210,000
9.88%, 10/15/20		500	340,000
InterGen NV, 7.00%, 6/30/23 (a)		200	154,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,000	1,010,000
8.25%, 9/01/20		500	453,750
7.88%, 5/15/21		1,188	1,033,560
6.25%, 7/15/22		987	814,275
6.63%, 3/15/23		300	248,250
6.25%, 5/01/24		1,324	1,055,890
NRG Yield Operating LLC, 5.38%, 8/15/24		505	424,200
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	539,332
2.95%, 4/01/25		750	722,679
Terraform Global Operating LLC, 9.75%, 8/15/22 (a)		525	409,500
TerraForm Power Operating LLC, 5.88%, 2/01/23 (a)		620	494,450

			25,056,563
Industrial Conglomerates — 0.1%
GE Capital International Funding Co.:
2.34%, 11/15/20 (a)		1,760	1,766,447
4.42%, 11/15/35 (a)		3,175	3,259,226
General Electric Co.:
4.63%, 1/07/21		622	693,022
6.75%, 3/15/32		187	245,290
6.15%, 8/07/37		215	275,990
5.88%, 1/14/38		1,001	1,233,774
6.88%, 1/10/39		152	209,055
4.50%, 3/11/44		665	695,433
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,807,490
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		4,200	4,239,211
Roper Technologies, Inc.:
3.00%, 12/15/20		900	907,466
3.85%, 12/15/25		305	307,985
Tyco Electronics Group SA:
2.35%, 8/01/19		500	501,615

Corporate Bonds		Par (000)	Value
Industrial Conglomerates (continued)
3.70%, 2/15/26	USD	360	$363,845

			16,505,849
Insurance — 0.6%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	935,006
3.35%, 5/15/24		840	859,752
Achmea BV, 6.00%, 4/04/43 (b)	EUR	4,700	5,296,595
Aflac, Inc.:
2.65%, 2/15/17	USD	400	407,204
3.63%, 6/15/23		900	935,484
3.25%, 3/17/25		250	248,858
6.90%, 12/17/39		200	260,468
AIA Group Ltd.:
2.25%, 3/11/19 (a)		780	782,312
3.20%, 3/11/25		2,100	2,071,990
Alleghany Corp., 4.90%, 9/15/44		500	478,579
Allianz SE, 3.38% (b)(j)	EUR	600	630,392
Allstate Corp.:
3.15%, 6/15/23	USD	470	477,693
4.50%, 6/15/43		960	1,003,816
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,003,464
3.88%, 1/15/35		500	412,097
4.50%, 7/16/44		750	655,801
Aon PLC:
2.80%, 3/15/21		1,445	1,459,985
3.50%, 6/14/24		750	745,951
4.25%, 12/12/42		1,500	1,393,403
4.75%, 5/15/45		600	590,226
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	258,507
Assicurazioni Generali SpA, 6.42% (b)(j)	GBP	800	1,080,079
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,365,146
Berkshire Hathaway Finance Corp.:
1.30%, 5/15/18		1,110	1,112,486
5.75%, 1/15/40		250	301,993
Berkshire Hathaway, Inc., 4.50%, 2/11/43		630	633,207
BNP Paribas Cardif SA, 4.03% (b)(j)	EUR	4,200	4,242,600
Chubb Corp.:
5.75%, 5/15/18	USD	2,020	2,210,484
6.50%, 5/15/38		505	671,580
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44		400	391,617
First American Financial Corp., 4.30%, 2/01/23		1,350	1,368,707
Fukoku Mutual Life Insurance Co., 5.00% (b)(j)		2,147	2,145,712
Generali Finance BV, 4.60%, 11/30/49 (b)	EUR	600	604,541
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	500	408,750
7.63%, 9/24/21		450	308,250
4.80%, 2/15/24		5,000	2,900,000
6.50%, 6/15/34		5,000	2,675,000
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,589,280
Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,269,330
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		817	833,340
8.75%, 3/15/17		1,750	1,839,425
8.88%, 9/01/17		100	107,000
3.88%, 4/15/18		100	99,000
5.88%, 4/01/19		1,210	1,253,863

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
6.25%, 5/15/19	USD	825	$864,187
8.25%, 12/15/20		405	461,700
4.63%, 4/15/21		148	145,225
8.63%, 1/15/22		150	175,875
5.88%, 8/15/22		770	796,950
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		500	500,613
3.50%, 3/10/25		500	497,407
3.75%, 3/14/26		115	116,629
MetLife, Inc.:
6.38%, 6/15/34		720	880,788
4.88%, 11/13/43		220	223,586
4.05%, 3/01/45		500	449,770
4.60%, 5/13/46		900	879,971
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	425	564,612
Principal Life Global Funding II, 2.20%, 4/08/20 (a)	USD	1,500	1,505,040
Progressive Corp., 6.25%, 12/01/32		520	655,992
Prudential Financial, Inc.:
6.00%, 12/01/17		2,490	2,683,685
2.35%, 8/15/19		750	756,349
5.38%, 6/21/20		750	838,982
Radian Group, Inc., 5.25%, 6/15/20		2,610	2,388,150
Travelers Cos., Inc., 4.60%, 8/01/43		180	195,586
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	442,065
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	3,500	3,657,235
XLIT Ltd., 2.30%, 12/15/18	USD	250	249,023

			70,248,393
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	781,340
4.80%, 12/05/34		500	525,487
4.95%, 12/05/44		500	526,419
Expedia, Inc.:
7.46%, 8/15/18		800	896,030
5.00%, 2/15/26 (a)		600	589,166
Liberty Interactive LLC, 8.25%, 2/01/30		350	346,500
Netflix, Inc.:
5.38%, 2/01/21		100	107,500
5.50%, 2/15/22 (a)		3,637	3,746,110
5.88%, 2/15/25 (a)		500	515,625
QVC, Inc., 5.95%, 3/15/43		5,000	4,154,720

			12,188,897
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19		1,185	1,170,953
3.13%, 11/28/21		500	493,682
4.50%, 11/28/34		600	585,846
Baidu, Inc.:
2.75%, 6/09/19		550	549,254
3.00%, 6/30/20		1,000	999,653
eBay, Inc.:
1.35%, 7/15/17		750	747,126
2.20%, 8/01/19		1,000	990,593
4.00%, 7/15/42		700	541,071
Equinix, Inc.:
5.38%, 1/01/22		857	891,280
5.38%, 4/01/23		2,385	2,468,475
5.75%, 1/01/25		546	561,015
5.88%, 1/15/26		1,847	1,911,645
Google, Inc., 3.38%, 2/25/24		635	679,129
IAC/InterActiveCorp.:
4.88%, 11/30/18		1,682	1,700,923

Corporate Bonds		Par (000)	Value
Internet Software & Services (continued)
4.75%, 12/15/22	USD	350	$301,000
Open Text Corp., 5.63%, 1/15/23 (a)		565	562,175
VeriSign, Inc., 4.63%, 5/01/23		400	392,000

			15,545,820
IT Services — 0.1%
Automatic Data Processing, Inc., 3.38%, 9/15/25		480	497,781
Fidelity National Information Services, Inc.:
4.50%, 10/15/22		1,500	1,544,886
5.00%, 10/15/25		1,500	1,565,439
Fiserv, Inc., 3.85%, 6/01/25		800	812,283
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		5,403	5,400,698
3.60%, 10/15/20 (a)		795	797,050
International Business Machines Corp.:
2.90%, 11/01/21		500	507,837
3.63%, 2/12/24		560	578,720
5.88%, 11/29/32		435	522,110
MasterCard, Inc.:
2.00%, 4/01/19		605	612,440
3.38%, 4/01/24		500	517,519
Visa, Inc.:
2.80%, 12/14/22		670	682,617
3.15%, 12/14/25		695	706,532
4.15%, 12/14/35		775	800,883
4.30%, 12/14/45		290	299,310

			15,846,105
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44		300	282,079
Life Sciences Tools & Services — 0.0%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,554	1,530,690
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	108,056
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	190,600
2.40%, 2/01/19		3,000	3,018,381

			4,847,727
Machinery — 0.1%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	495,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	2,643,095
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	187,000
5.50%, 9/15/18 (a)		835	741,063
4.75%, 4/15/19 (a)		200	158,000
7.75%, 3/15/20 (a)		750	592,500
5.75%, 3/15/22 (a)		150	102,750
6.00%, 10/15/22 (a)		1,000	685,000
6.13%, 1/15/23 (a)		700	479,500
7.50%, 3/15/25 (a)		1,182	812,625
Case New Holland Industrial, Inc., 7.88%, 12/01/17		1,000	1,070,500
Caterpillar, Inc., 3.80%, 8/15/42		215	190,134
Deere & Co., 5.38%, 10/16/29		695	823,846
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	987,795
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	540	421,091
Hydra Dutch Holdings 2 BV, 5.36%, 4/15/19 (b)		114	116,765
Illinois Tool Works, Inc.:
1.95%, 3/01/19	USD	775	783,905
3.90%, 9/01/42		250	240,580
John Deere Capital Corp., 2.80%, 9/18/17		745	763,418

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
Joy Global, Inc., 5.13%, 10/15/21	USD	100	$71,524
Manitowoc Co., Inc., 8.50%, 11/01/20		500	522,750
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,230,932
Terex Corp., 6.00%, 5/15/21		566	509,400
WESCO Distribution, Inc., 5.38%, 12/15/21		200	187,000

			14,816,173
Media — 2.1%
21st Century Fox America, Inc.:
5.65%, 8/15/20		750	848,544
6.20%, 12/15/34		500	574,181
4.75%, 9/15/44		500	472,659
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	5,263	5,394,930
7.75%, 5/15/22 (a)	USD	5,815	5,422,487
6.25%, 2/15/25	EUR	1,516	1,388,050
7.63%, 2/15/25 (a)	USD	2,019	1,796,910
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (a)		8,228	8,269,140
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		690	631,350
AMC Networks, Inc.:
7.75%, 7/15/21		1,855	1,966,300
4.75%, 12/15/22		284	282,580
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,915,375
7.75%, 4/15/18		1,000	1,012,500
8.00%, 4/15/20		100	94,500
5.88%, 9/15/22		450	373,500
CBS Corp., 4.60%, 1/15/45		325	278,499
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.00%, 1/15/19		94	95,998
7.38%, 6/01/20		350	364,000
5.25%, 3/15/21		450	465,750
6.50%, 4/30/21		3,200	3,337,984
5.25%, 9/30/22		450	455,625
5.13%, 2/15/23		1,000	997,500
5.13%, 5/01/23 (a)		800	800,000
5.75%, 1/15/24		125	128,594
5.38%, 5/01/25 (a)		1,200	1,188,000
5.88%, 5/01/27 (a)		4,454	4,387,190
CCO Safari II LLC:
3.58%, 7/23/20 (a)		3,645	3,665,554
4.46%, 7/23/22 (a)		800	801,434
4.91%, 7/23/25 (a)		8,590	8,598,513
6.38%, 10/23/35 (a)		5,850	5,877,758
6.48%, 10/23/45 (a)		1,050	1,057,075
6.83%, 10/23/55 (a)		2,895	2,882,282
CCOH Safari LLC, 5.75%, 2/15/26 (a)		6,502	6,465,394
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		810	729,000
Cinemark USA, Inc., 4.88%, 6/01/23		500	491,250
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,500	1,237,500
6.50%, 11/15/22		9,121	8,448,326
6.50%, 11/15/22		3,093	2,752,770
Columbus International, Inc., 7.38%, 3/30/21 (a)		755	756,887
Comcast Corp.:
5.70%, 5/15/18		880	964,336
4.20%, 8/15/34		1,050	1,033,426
4.40%, 8/15/35		250	251,632
6.95%, 8/15/37		965	1,254,333
4.60%, 8/15/45		100	100,626
Cox Communications, Inc., 5.88%, 12/01/16 (a)		930	958,911

Corporate Bonds		Par (000)	Value
Media (continued)
CSC Holdings LLC:
8.63%, 2/15/19	USD	100	$106,500
6.75%, 11/15/21		1,000	987,500
5.25%, 6/01/24		3,074	2,712,805
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
2.40%, 3/15/17		2,000	2,020,142
3.80%, 3/15/22		750	757,745
3.95%, 1/15/25		500	493,378
6.00%, 8/15/40		500	495,609
5.15%, 3/15/42		500	456,837
Discovery Communications LLC:
3.30%, 5/15/22		500	476,485
4.88%, 4/01/43		325	258,559
DISH DBS Corp.:
7.13%, 2/01/16		400	400,000
4.63%, 7/15/17		150	153,000
4.25%, 4/01/18		1,625	1,627,031
7.88%, 9/01/19		1,350	1,464,750
5.13%, 5/01/20		2,045	2,029,663
6.75%, 6/01/21		3,700	3,774,000
5.88%, 7/15/22		1,750	1,647,187
5.00%, 3/15/23		450	391,500
5.88%, 11/15/24		5,035	4,487,444
Grupo Televisa SAB:
4.63%, 1/30/26		200	200,165
6.13%, 1/31/46		346	342,069
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,309,201
Lamar Media Corp.:
5.88%, 2/01/22		100	103,875
5.00%, 5/01/23		1,165	1,165,000
5.38%, 1/15/24		400	408,000
5.75%, 2/01/26 (a)		308	317,240
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	2,379	2,770,702
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)	USD	720	756,000
McClatchy Co., 9.00%, 12/15/22		350	308,438
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/01/21		400	425,000
MDC Partners, Inc., 6.75%, 4/01/20 (a)		525	520,406
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	805,100
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		4,070	4,110,700
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	885,960
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,000,249
NBCUniversal Media LLC:
4.38%, 4/01/21		890	976,129
2.88%, 1/15/23		805	815,281
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,969	2,082,217
6.63%, 10/15/25 (a)		3,506	3,637,475
10.88%, 10/15/25 (a)		1,725	1,824,187
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,623,008
5.00%, 4/15/22 (a)		4,480	4,519,200
Numericable-SFR SAS:
4.88%, 5/15/19 (a)		5,883	5,838,877
5.38%, 5/15/22	EUR	2,335	2,592,730
6.00%, 5/15/22 (a)	USD	6,265	6,171,025

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
5.63%, 5/15/24	EUR	2,792	$3,065,511
6.25%, 5/15/24 (a)	USD	2,820	2,749,500
Omnicom Group, Inc., 5.90%, 4/15/16		1,357	1,370,136
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		1,500	1,533,750
5.63%, 2/15/24		1,930	1,973,425
Quebecor Media, Inc., 5.75%, 1/15/23		650	654,063
Regal Entertainment Group, 5.75%, 3/15/22		525	528,281
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	602,250
6.13%, 10/01/22		100	102,750
5.63%, 8/01/24 (a)		325	316,063
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	76,125
5.88%, 10/01/20 (a)		1,770	1,845,225
5.75%, 8/01/21 (a)		2,110	2,189,547
4.63%, 5/15/23 (a)		240	235,200
6.00%, 7/15/24 (a)		1,910	2,000,725
5.38%, 4/15/25 (a)		5,918	5,947,590
Sky PLC:
6.10%, 2/15/18 (a)		346	372,788
2.63%, 9/16/19 (a)		3,000	3,005,097
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		475	484,500
TEGNA, Inc.:
5.13%, 10/15/19		590	618,025
5.13%, 7/15/20		150	155,250
4.88%, 9/15/21 (a)		404	406,020
6.38%, 10/15/23		700	738,500
5.50%, 9/15/24 (a)		575	577,875
Time Warner Cable, Inc.:
4.00%, 9/01/21		1,000	1,018,277
6.55%, 5/01/37		500	499,117
4.50%, 9/15/42		500	397,891
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		800	977,497
Time Warner, Inc.:
4.88%, 3/15/20		750	812,850
3.40%, 6/15/22		800	803,271
7.70%, 5/01/32		500	610,016
4.65%, 6/01/44		750	654,489
Time, Inc., 5.75%, 4/15/22 (a)		475	416,813
Tribune Media Co., 5.88%, 7/15/22 (a)		4,235	4,224,413
Unitymedia GmbH:
6.13%, 1/15/25 (a)		400	406,080
3.75%, 1/15/27	EUR	400	382,620
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)	USD	2,065	2,159,123
5.75%, 1/15/23	EUR	1,119	1,280,250
4.00%, 1/15/25		3,732	3,946,959
5.00%, 1/15/25 (a)	USD	1,310	1,306,725
3.50%, 1/15/27	EUR	636	649,359
6.25%, 1/15/29		3,289	3,857,256
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	978,500
5.13%, 5/15/23 (a)		3,934	3,815,980
5.13%, 2/15/25 (a)		6,686	6,334,985
Viacom, Inc., 3.88%, 4/01/24		750	686,549
Videotron Ltd.:
5.00%, 7/15/22		250	252,188
5.38%, 6/15/24 (a)		400	403,000
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)		200	201,500

Corporate Bonds		Par (000)	Value
Media (continued)
5.75%, 1/15/25 (a)	USD	1,835	$1,816,650
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		990	1,012,275
5.25%, 1/15/26 (a)		800	792,000
4.88%, 1/15/27	GBP	2,881	3,807,533
6.25%, 3/28/29		1,986	2,814,018
Walt Disney Co.:
5.50%, 3/15/19	USD	565	633,567
2.75%, 8/16/21		515	531,697
4.13%, 6/01/44		500	502,553
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	1,035	1,040,427
5.88%, 1/15/25 (a)	USD	2,846	2,611,205
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	1,286	1,295,041

			247,998,392
Metals & Mining — 0.5%
Alcoa, Inc.:
5.55%, 2/01/17	USD	300	305,478
5.72%, 2/23/19		1,000	997,500
6.15%, 8/15/20		1,980	1,920,600
5.40%, 4/15/21		1,000	895,590
5.87%, 2/23/22		3,140	2,776,937
5.13%, 10/01/24		3,702	3,035,640
5.90%, 2/01/27		44	36,080
6.75%, 1/15/28		101	84,840
5.95%, 2/01/37		706	515,380
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	313,110
7.13%, 8/15/23		200	132,000
ArcelorMittal:
5.25%, 2/25/17		1,400	1,368,500
6.13%, 6/01/18		713	648,830
10.85%, 6/01/19		1,000	930,000
5.13%, 6/01/20		615	495,075
6.00%, 8/05/20		600	484,500
6.50%, 3/01/21		900	731,250
7.00%, 2/25/22		500	406,250
6.13%, 6/01/25		750	543,750
7.75%, 10/15/39		1,400	987,000
7.50%, 3/01/41		200	141,000
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17		805	801,320
5.00%, 9/30/43		835	744,995
Bohai General Capital Ltd., 6.40%, 10/16/17	CNH	11,400	1,608,176
Cliffs Natural Resources, Inc., 8.25%, 3/31/20 (a)	USD	300	216,000
Commercial Metals Co., 7.35%, 8/15/18		100	102,000
Constellium NV:
4.63%, 5/15/21	EUR	1,347	1,211,134
8.00%, 1/15/23 (a)	USD	1,485	1,273,387
5.75%, 5/15/24 (a)		1,300	975,000
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	62,813
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	296,563
7.00%, 2/15/21 (a)		1,235	558,837
7.25%, 5/15/22 (a)		705	317,250
FMG Resources August 2006 Pty. Ltd.:
8.25%, 11/01/19 (a)		350	283,500
9.75%, 3/01/22 (a)		1,710	1,483,425
Glencore Finance Europe SA, 4.63%, 4/03/18	EUR	445	448,173
HudBay Minerals, Inc., 9.50%, 10/01/20	USD	600	369,000
IAMGOLD Corp., 6.75%, 10/01/20 (a)		362	229,417

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	395	$298,225
JSW Steel Ltd., 4.75%, 11/12/19		680	476,000
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	255,000
7.88%, 11/01/22 (a)		50	40,375
New Gold, Inc., 6.25%, 11/15/22 (a)		350	261,625
Newmont Mining Corp.:
3.50%, 3/15/22		500	450,561
4.88%, 3/15/42		350	241,874
Novelis, Inc.:
8.38%, 12/15/17		3,870	3,715,200
8.75%, 12/15/20		4,828	4,388,169
Ovako AB, 6.50%, 6/01/19	EUR	263	179,776
Rio Tinto Finance USA Ltd.:
6.50%, 7/15/18	USD	480	515,856
3.50%, 11/02/20		505	494,209
3.75%, 9/20/21		695	668,229
3.75%, 6/15/25		500	448,547
Rio Tinto Finance USA PLC, 4.13%, 8/21/42		500	392,099
Southern Copper Corp.:
5.38%, 4/16/20		1,150	1,173,174
3.88%, 4/23/25		500	444,767
5.88%, 4/23/45		500	383,989
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	2,848,787
6.38%, 8/15/22		2,340	2,263,950
5.50%, 10/01/24		275	248,188
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	208,273
Teck Cominco Ltd., 6.13%, 10/01/35		450	207,000
Teck Resources Ltd.:
2.50%, 2/01/18		300	246,375
3.00%, 3/01/19		698	439,740
4.50%, 1/15/21		550	301,125
4.75%, 1/15/22		450	246,375
3.75%, 2/01/23		450	239,625
6.00%, 8/15/40		400	185,000
6.25%, 7/15/41		650	300,625
5.20%, 3/01/42		300	135,060
5.40%, 2/01/43		300	135,000
United States Steel Corp.:
7.00%, 2/01/18		275	173,250
7.38%, 4/01/20		500	237,500
Vale Overseas Ltd., 4.38%, 1/11/22		750	521,250
Vale SA, 5.63%, 9/11/42		300	177,708
Vedanta Resources PLC:
6.00%, 1/31/19		3,000	1,848,900
8.25%, 6/07/21		1,908	1,090,517

			55,612,223
Multiline Retail — 0.2%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		772	810,600
5.75%, 3/01/23 (a)		12,261	12,920,029
Hema Bondco I BV, 6.25%, 6/15/19	EUR	408	322,675
New Look Secured Issuer PLC, 6.50%, 7/01/22	GBP	2,826	3,936,184
Target Corp.:
6.50%, 10/15/37	USD	280	367,920
4.00%, 7/01/42		975	965,129

			19,322,537
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	591,244

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Berkshire Hathaway Energy Co., 4.50%, 2/01/45	USD	1,000	$979,502
Black Hills Corp., 2.50%, 1/11/19		380	378,005
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	525,887
4.63%, 12/01/54		250	252,731
Consumers Energy Co., 2.85%, 5/15/22		500	505,827
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,012,929
4.60%, 12/15/44		200	188,024
Dominion Resources, Inc.:
2.75%, 9/15/22		1,000	980,105
4.70%, 12/01/44		750	742,132
DTE Electric Co.:
4.30%, 7/01/44		250	260,025
3.70%, 3/15/45		320	306,309
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	550,119
6.05%, 3/01/34		1,085	1,314,756
5.80%, 3/01/37		250	296,294
4.75%, 2/15/44		295	316,281
4.25%, 3/15/46		400	397,174
Public Service Electric & Gas Co.:
2.00%, 8/15/19		500	500,766
4.00%, 6/01/44		170	170,720
4.15%, 11/01/45		700	719,254
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	548,620
Sempra Energy, 2.85%, 11/15/20		1,200	1,196,155
SGSP Australia Assets Pty. Ltd., 3.30%, 4/09/23		510	493,583
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	448,788
Southern California Gas Co., 3.15%, 9/15/24		800	815,029
Tampa Electric Co., 6.15%, 5/15/37		250	310,454
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	981,871
4.65%, 8/15/43		450	485,360
4.20%, 5/15/45		250	253,767
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,028,334

			17,550,045
Oil, Gas & Consumable Fuels — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/20		200	198,000
7.00%, 5/20/22		625	612,500
Antero Resources Corp.:
6.00%, 12/01/20		400	350,000
5.38%, 11/01/21		1,255	1,063,613
5.13%, 12/01/22		1,005	846,713
5.63%, 6/01/23 (a)		150	124,500
APT Pipelines Ltd.:
3.88%, 10/11/22		590	590,443
4.20%, 3/23/25		3,000	2,955,150
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/49 (i)		1,500	422,775
Berau Coal Energy PT, 7.25%, 3/13/17		5,000	1,350,000
Berry Petroleum Co. LLC, 6.38%, 9/15/22		169	33,800
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)		500	373,750
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		1,853	727,303
Buckeye Partners LP:
4.88%, 2/01/21		1,000	919,836

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.60%, 10/15/44	USD	500	$369,453
California Resources Corp., 8.00%, 12/15/22 (a)		2,684	1,066,890
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 4/15/21		600	432,000
Canadian Natural Resources Ltd.:
3.45%, 11/15/21		750	585,851
3.90%, 2/01/25		350	272,300
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	510,087
CE Energy A/S, 7.00%, 2/01/21	EUR	1,736	1,833,584
Cenovus Energy, Inc., 3.80%, 9/15/23	USD	700	585,504
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		2,894	1,237,185
Chevron Corp.:
1.10%, 12/05/17		1,500	1,488,877
1.37%, 3/02/18		1,000	992,408
2.43%, 6/24/20		565	565,305
2.41%, 3/03/22		570	554,387
3.19%, 6/24/23		435	437,774
Comstock Resources, Inc., 10.00%, 3/15/20 (a)		450	174,375
Concho Resources, Inc.:
7.00%, 1/15/21		100	97,188
6.50%, 1/15/22		900	841,500
5.50%, 10/01/22		100	90,000
5.50%, 4/01/23		2,650	2,403,523
Conoco Funding Co., 7.25%, 10/15/31		435	473,123
ConocoPhillips Co.:
1.50%, 5/15/18		600	574,895
5.75%, 2/01/19		930	974,320
2.40%, 12/15/22		505	431,930
6.50%, 2/01/39		945	907,677
CONSOL Energy, Inc.:
5.88%, 4/15/22		4,885	3,156,931
8.00%, 4/01/23		300	201,000
Continental Resources, Inc., 3.80%, 6/01/24		340	219,681
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.13%, 3/01/22		225	135,563
6.25%, 4/01/23 (a)		1,000	607,500
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		2,060	1,823,100
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	339,500
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	286,118
4.75%, 9/30/21 (a)		600	427,744
DCP Midstream Operating LP:
2.50%, 12/01/17		750	675,048
3.88%, 3/15/23		150	100,832
Denbury Resources, Inc.:
5.50%, 5/01/22		1,293	452,550
4.63%, 7/15/23		850	280,500
Diamondback Energy, Inc., 7.63%, 10/01/21		1,209	1,202,955
Enbridge Energy Partners LP, 7.38%, 10/15/45		500	469,608
Enbridge, Inc., 4.00%, 10/01/23		800	722,138
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21 (a)		250	212,500
Energy Transfer Equity LP:
7.50%, 10/15/20		1,161	1,021,680
5.88%, 1/15/24		1,815	1,415,700
5.50%, 6/01/27		620	440,200
Energy Transfer Partners LP:
4.15%, 10/01/20		1,000	885,178
5.15%, 2/01/43		500	345,495
6.13%, 12/15/45		600	472,981

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy XXI Gulf Coast, Inc., 11.00%, 3/15/20 (a)	USD	900	$216,000
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,000	956,849
3.70%, 2/15/26		500	449,715
4.90%, 5/15/46		725	602,102
4.95%, 10/15/54		325	246,067
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		1,684	715,700
6.38%, 6/15/23		540	189,000
Exxon Mobil Corp.:
2.40%, 3/06/22		900	894,631
3.18%, 3/15/24		465	479,266
2.71%, 3/06/25		500	494,331
3.57%, 3/06/45		515	465,500
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		1,970	1,576,000
6.75%, 8/01/22		500	410,000
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	325,500
Greenko Dutch BV, 8.00%, 8/01/19		1,460	1,528,951
Hess Corp., 3.50%, 7/15/24		750	615,872
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
5.00%, 12/01/24 (a)		100	77,250
5.75%, 10/01/25 (a)		550	430,375
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22		350	143,500
Kinder Morgan Energy Partners LP:
6.95%, 1/15/38		500	435,768
6.38%, 3/01/41		2,500	2,008,700
Kinder Morgan, Inc.:
3.05%, 12/01/19		800	740,513
5.30%, 12/01/34		450	342,921
5.55%, 6/01/45		600	469,610
Laredo Petroleum, Inc., 7.38%, 5/01/22		789	585,833
Linn Energy LLC/Linn Energy Finance Corp., 12.00%, 12/15/20 (a)		181	64,255
Magellan Midstream Partners LP, 4.20%, 3/15/45		600	447,838
Marathon Petroleum Corp.:
2.70%, 12/14/18		1,500	1,475,007
3.63%, 9/15/24		1,000	883,989
4.75%, 9/15/44		500	379,585
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,764	2,136,070
6.38%, 1/30/23 (a)		1,830	936,777
7.00%, 3/31/24 (a)		3,179	1,661,027
Memorial Resource Development Corp., 5.88%, 7/01/22		112	84,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, 10.00%, 6/01/20		400	118,000
MIE Holdings Corp.:
6.88%, 2/06/18		249	83,415
7.50%, 4/25/19		589	185,646
MPLX LP, 4.88%, 6/01/25 (a)		309	241,344
Newfield Exploration Co.:
5.75%, 1/30/22		600	514,704
5.63%, 7/01/24		617	516,737
5.38%, 1/01/26		485	390,425
Noble Energy, Inc., 5.05%, 11/15/44		500	360,867
Noble Group Ltd., 6.75%, 1/29/20		3,750	1,945,313
Noble Holding International Ltd., 5.95%, 4/01/25		500	251,775
Oasis Petroleum, Inc.:
6.88%, 3/15/22		675	391,500
6.88%, 1/15/23		78	44,460

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.:
4.10%, 2/01/21	USD	1,005	$1,045,185
3.50%, 6/15/25		1,460	1,391,449
4.63%, 6/15/45		125	115,220
ONEOK Partners LP:
4.90%, 3/15/25		935	750,959
6.13%, 2/01/41		200	149,208
ONEOK, Inc.:
4.25%, 2/01/22		400	277,000
7.50%, 9/01/23		300	243,750
PBF Holding Co. LLC/PBF Finance Corp.:
8.25%, 2/15/20		600	615,000
7.00%, 11/15/23 (a)		285	260,775
PDC Energy, Inc., 7.75%, 10/15/22		50	47,500
Peabody Energy Corp., 6.00%, 11/15/18		560	47,600
Petro-Canada, 6.80%, 5/15/38		775	756,219
Phillips 66:
4.30%, 4/01/22		750	766,829
4.88%, 11/15/44		500	431,721
Phillips 66 Partners LP:
2.65%, 2/15/20		750	711,839
3.61%, 2/15/25		500	430,721
Pioneer Natural Resources Co.:
3.45%, 1/15/21		315	295,232
4.45%, 1/15/26		195	177,770
Precision Drilling Corp.:
6.63%, 11/15/20		450	310,500
5.25%, 11/15/24		569	329,309
Puma International Financing SA, 6.75%, 2/01/21 (a)		600	555,323
QEP Resources, Inc.:
6.88%, 3/01/21		350	266,000
5.38%, 10/01/22		1,440	979,200
5.25%, 5/01/23		200	136,000
Range Resources Corp.:
5.75%, 6/01/21		400	330,000
5.00%, 8/15/22		150	117,000
5.00%, 3/15/23		1,000	780,000
4.88%, 5/15/25 (a)		250	202,500
Rapid Holding GmbH, 6.63%, 11/15/20	EUR	3,598	3,994,162
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23	USD	5,125	4,099,534
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,496,240
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	1,000	776,181
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)	USD	641	621,770
6.00%, 1/15/19 (a)		585	549,900
5.63%, 4/15/20 (a)		350	313,250
6.88%, 4/15/40 (a)		300	228,000
RSP Permian, Inc., 6.63%, 10/01/22		982	873,980
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,550	1,418,250
6.25%, 3/15/22		625	575,781
5.63%, 4/15/23		1,303	1,143,383
5.75%, 5/15/24		8,157	7,157,767
5.63%, 3/01/25		1,703	1,464,580
Sabine Pass LNG LP, 7.50%, 11/30/16		5,650	5,833,625
Sanchez Energy Corp.:
7.75%, 6/15/21		100	41,500
6.13%, 1/15/23		1,719	687,600
SandRidge Energy, Inc., 8.75%, 6/01/20 (a)		800	151,000
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)		6,650	5,926,813

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 5/01/23 (a)	USD	259	$214,970
Shell International Finance BV:
4.30%, 9/22/19		960	1,022,252
2.13%, 5/11/20		1,000	979,274
3.25%, 5/11/25		775	741,157
4.13%, 5/11/35		250	228,470
6.38%, 12/15/38		560	642,008
4.38%, 5/11/45		500	463,591
SM Energy Co.:
6.13%, 11/15/22		1,769	1,017,175
6.50%, 1/01/23		1,050	606,375
5.00%, 1/15/24		75	40,313
5.63%, 6/01/25		600	321,000
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	511,560
Spectra Energy Partners LP, 4.75%, 3/15/24		550	532,735
Suncor Energy, Inc., 6.10%, 6/01/18		700	730,871
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45		325	226,553
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20 (a)		500	468,750
6.38%, 4/01/23 (a)		610	562,725
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18		950	887,063
4.13%, 11/15/19		1,840	1,545,600
5.25%, 5/01/23		100	77,500
4.25%, 11/15/23		500	365,000
6.75%, 3/15/24 (a)		400	330,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19 (a)		475	441,156
6.13%, 10/15/21		560	506,800
6.25%, 10/15/22 (a)		1,272	1,157,520
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	152,202
3.13%, 1/15/19		700	702,054
3.80%, 10/01/20		615	621,477
2.50%, 8/01/22		225	202,958
4.88%, 1/15/26		720	727,160
4.63%, 3/01/34		235	206,345
6.10%, 6/01/40		200	195,910
5.00%, 10/16/43		215	193,606
Unit Corp., 6.63%, 5/15/21		500	325,000
Valero Energy Corp.:
3.65%, 3/15/25		500	465,925
6.63%, 6/15/37		750	727,879
4.90%, 3/15/45		300	243,745
Western Gas Partners LP, 3.95%, 6/01/25		200	148,763
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,510	980,556
5.75%, 3/15/21		875	549,063
6.25%, 4/01/23		1,716	1,072,500
Williams Cos., Inc.:
3.70%, 1/15/23		550	359,175
4.55%, 6/24/24		1,102	722,286
5.75%, 6/24/44		400	224,627
Williams Partners LP:
4.13%, 11/15/20		1,700	1,317,367
4.00%, 11/15/21		500	377,831
3.60%, 3/15/22		750	547,675
4.00%, 9/15/25		100	70,631
5.40%, 3/04/44		250	163,925
5.10%, 9/15/45		140	90,684

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc.:
7.50%, 8/01/20	USD	500	$314,050
6.00%, 1/15/22		900	522,000
8.25%, 8/01/23		500	320,000
5.25%, 9/15/24		200	109,000

			154,023,646
Paper & Forest Products — 0.0%
International Paper Co.:
3.65%, 6/15/24		750	740,401
4.80%, 6/15/44		250	214,845
Resolute Forest Products, Inc., 5.88%, 5/15/23		450	288,000
Suzano Trading Ltd., 5.88%, 1/23/21		2,340	2,287,350

			3,530,596
Personal Products — 0.0%
Avon Products, Inc.:
5.35%, 3/15/20		500	370,000
5.75%, 3/15/23		200	128,500
Douglas GmbH, 6.25%, 7/15/22	EUR	544	612,885
Edgewell Personal Care Co., 4.70%, 5/19/21	USD	750	766,994
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	91,000
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	292,500

			2,261,879
Pharmaceuticals — 0.7%
Actavis Funding SCS:
2.35%, 3/12/18		2,480	2,491,401
3.00%, 3/12/20		1,000	1,012,228
3.80%, 3/15/25		7,475	7,584,285
4.55%, 3/15/35		500	492,589
4.75%, 3/15/45		12,047	12,046,301
Actavis, Inc., 1.88%, 10/01/17		4,706	4,705,134
AstraZeneca PLC:
6.45%, 9/15/37		495	630,278
4.38%, 11/16/45		250	249,503
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	688,247
5.88%, 11/15/36		675	833,024
Eli Lilly & Co.:
1.95%, 3/15/19		425	431,696
3.70%, 3/01/45		460	447,919
Endo International PLC:
5.75%, 1/15/22 (a)		100	99,500
7.75%, 1/15/22 (a)		990	1,033,313
5.88%, 1/15/23 (a)		400	397,000
6.00%, 7/15/23 (a)		2,497	2,509,485
6.00%, 2/01/25 (a)		3,771	3,724,315
GlaxoSmithKline Capital PLC, 1.50%, 5/08/17		1,285	1,293,078
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	547,907
6.38%, 5/15/38		385	489,107
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,703	2,743,815
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	75,891
Johnson & Johnson, 4.38%, 12/05/33		705	777,208
Merck & Co., Inc.:
1.85%, 2/10/20		400	403,166
3.88%, 1/15/21		705	761,766
2.35%, 2/10/22		140	139,715
2.75%, 2/10/25		250	247,479
4.15%, 5/18/43		595	600,552
Novartis Capital Corp.:
3.40%, 5/06/24		1,100	1,157,995

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
4.40%, 5/06/44	USD	765	$815,307
Novartis Securities Investment Ltd., 5.13%, 2/10/19		1,000	1,101,260
Pfizer, Inc.:
6.20%, 3/15/19		1,250	1,413,609
3.40%, 5/15/24		1,130	1,177,080
7.20%, 3/15/39		505	696,518
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)		550	556,875
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,060,341
5.38%, 3/15/20 (a)		2,764	2,606,797
7.00%, 10/01/20 (a)		923	909,155
6.38%, 10/15/20 (a)		3,781	3,629,760
7.50%, 7/15/21 (a)		4,458	4,421,779
5.63%, 12/01/21 (a)		3,649	3,320,590
7.25%, 7/15/22 (a)		350	341,250
5.50%, 3/01/23 (a)		1,199	1,058,117
4.50%, 5/15/23	EUR	5,563	5,169,418
5.88%, 5/15/23 (a)	USD	4,176	3,737,520
6.13%, 4/15/25 (a)		2,725	2,449,094
Zoetis, Inc.:
3.45%, 11/13/20		245	248,556
4.50%, 11/13/25		415	427,968

			83,754,891
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	725	838,324
Verisk Analytics, Inc.:
5.80%, 5/01/21	USD	1,000	1,124,529
4.00%, 6/15/25		200	196,790
5.50%, 6/15/45		600	582,283

			2,741,926
Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
2.80%, 6/01/20		1,000	990,621
3.30%, 2/15/21		290	291,172
5.00%, 2/15/24		1,000	1,068,205
4.40%, 2/15/26		695	703,460
AvalonBay Communities, Inc., 5.70%, 3/15/17		385	401,903
Boston Properties LP, 5.63%, 11/15/20		1,000	1,125,696
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	753,828
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		1,500	1,323,750
Corrections Corp. of America, 4.63%, 5/01/23		1,071	1,054,935
DDR Corp., 4.25%, 2/01/26		600	596,175
Digital Delta Holdings LLC, 3.40%, 10/01/20 (a)		1,200	1,213,500
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	386,250
ERP Operating LP:
5.38%, 8/01/16		1,870	1,909,053
5.75%, 6/15/17		1,000	1,055,177
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		695	669,368
FelCor Lodging LP, 5.63%, 3/01/23		250	249,688
GEO Group, Inc.:
5.88%, 1/15/22		135	133,819
5.88%, 10/15/24		870	837,375
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	125,609
4.88%, 11/01/20		1,025	1,001,937
5.38%, 11/01/23		150	143,625
Goodman Funding Pty. Ltd., 6.00%, 3/02/22		1,400	1,576,001
HCP, Inc.:
6.30%, 9/15/16		674	693,606

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
6.00%, 1/30/17	USD	2,363	$2,460,285
6.70%, 1/30/18		1,234	1,342,117
4.00%, 6/01/25		750	736,693
6.75%, 2/01/41		500	613,524
Hospitality Properties Trust:
5.63%, 3/15/17		1,000	1,031,422
5.00%, 8/15/22		1,000	1,032,733
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		1,660	1,767,900
6.00%, 8/15/23		1,660	1,726,400
5.75%, 8/15/24		850	839,375
iStar, Inc.:
4.00%, 11/01/17		100	94,250
5.00%, 7/01/19		725	681,500
Kimco Realty Corp.:
5.70%, 5/01/17		1,000	1,048,081
3.40%, 11/01/22		1,000	1,011,460
Omega Healthcare Investors, Inc., 5.25%, 1/15/26		750	779,659
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23		377	375,586
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	204,000
Simon Property Group LP:
2.15%, 9/15/17		1,250	1,262,815
2.50%, 9/01/20		900	914,219
4.38%, 3/01/21		500	547,917
3.38%, 10/01/24		650	661,135
6.75%, 2/01/40		200	268,535
4.75%, 3/15/42		250	265,476
4.25%, 10/01/44		395	397,408
Ventas Realty LP, 1.55%, 9/26/16		1,112	1,113,902
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,502,817
4.75%, 6/01/21		1,000	1,079,350
Vereit Operating Partnership LP:
2.00%, 2/06/17		1,000	987,000
3.00%, 2/06/19		600	568,500
4.60%, 2/06/24		200	188,250
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	760,932
Welltower, Inc.:
3.63%, 3/15/16		720	721,935
4.70%, 9/15/17		440	459,311
2.25%, 3/15/18		3,110	3,120,148
4.13%, 4/01/19		1,000	1,047,946
5.25%, 1/15/22		1,000	1,093,443

			52,010,777
Real Estate Management & Development — 0.7%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNH	20,000	2,895,710
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	1,671	2,738,874
Aroundtown Property Holdings PLC, 3.00%, 12/09/21	EUR	1,600	1,699,472
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	5,148,000
CBRE Services, Inc., 5.25%, 3/15/25		425	439,047
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	940,510
China New Town Finance I Ltd., 5.50%, 5/06/18	CNH	3,750	542,409
China South City Holdings Ltd., 8.25%, 1/29/19	USD	250	230,222
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,578,358

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)	USD	584	$584,000
CTR Partnership LP/CareTrust Capital Corp., 5.88%, 6/01/21		2,000	1,991,000
Double Rosy Ltd., 3.63%, 11/18/19		3,800	3,806,270
Fantasia Holdings Group Co. Ltd.:
7.88%, 5/27/16	CNH	15,000	2,219,029
10.75%, 1/22/20	USD	3,600	3,456,000
Greenland Hong Kong Holdings Ltd., 5.50%, 1/23/18	CNH	20,000	2,881,276
Greentown China Holdings Ltd., 5.63%, 5/13/16		11,500	1,723,055
Howard Hughes Corp., 6.88%, 10/01/21 (a)	USD	125	125,000
Kennedy-Wilson, Inc., 5.88%, 4/01/24		435	415,425
Lai Fung Holdings Ltd., 6.88%, 4/25/18	CNH	18,500	2,581,095
Lodha Developers International Ltd., 12.00%, 3/13/20	USD	900	783,000
New World China Land Ltd., 5.50%, 2/06/18	CNH	17,000	2,467,631
Pakuwon Prima Pte. Ltd., 7.13%, 7/02/19	USD	5,000	4,930,995
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		912	925,680
5.25%, 12/01/21 (a)		680	692,750
Shui On Development Holding Ltd.:
6.88%, 2/26/17	CNH	9,300	1,346,547
8.70%, 11/24/17	USD	1,500	1,549,367
9.63%, 6/10/19		750	784,677
Start Plus Investments Ltd., 5.55%, 6/24/18	CNH	15,000	2,210,560
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	735,258
Swire Properties MTN Financing Ltd., 3.63%, 1/13/26		2,800	2,826,320
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	2,801	3,943,910
6.46%, 3/30/32		500	601,068
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,218,927
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,192,714
VLL International, Inc., 7.38%, 6/18/22		1,500	1,531,800
Wanda Properties International Co. Ltd., 7.25%, 1/29/24		11,050	11,328,803
Wanda Properties Overseas Ltd., 4.88%, 11/21/18		200	200,680
Yanlord Land Group Ltd., 10.63%, 3/29/18		1,700	1,751,000
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		6,000	6,186,336

			88,202,775
Road & Rail — 0.3%
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		800	816,000
5.63%, 10/01/24 (a)		590	567,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
4.88%, 11/15/17		1,450	1,468,125
5.50%, 4/01/23		500	475,000
5.25%, 3/15/25 (a)		2,190	1,981,950
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		750	757,007
3.65%, 9/01/25		750	762,915
6.15%, 5/01/37		750	901,369
4.45%, 3/15/43		500	481,832
4.15%, 4/01/45		500	462,831
Canadian National Railway Co.:
2.95%, 11/21/24		865	875,575

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
6.20%, 6/01/36	USD	400	$513,558
CHC Helicopter SA, 9.25%, 10/15/20		540	237,600
CSX Corp., 3.70%, 10/30/20		750	788,413
EC Finance PLC, 5.13%, 7/15/21	EUR	1,000	1,099,544
Hertz Corp.:
4.25%, 4/01/18	USD	4,470	4,447,650
6.75%, 4/15/19		2,325	2,325,000
5.88%, 10/15/20		500	492,250
7.38%, 1/15/21		1,020	1,032,750
6.25%, 10/15/22		350	340,375
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNH	18,000	2,682,732
Kansas City Southern, 1.32%, 10/28/16 (a)(b)	USD	1,240	1,226,716
Norfolk Southern Corp.:
3.85%, 1/15/24		500	515,897
4.45%, 6/15/45		500	464,662
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	540,229
2.50%, 6/15/19 (a)		1,300	1,284,378
Ryder System, Inc.:
2.45%, 11/15/18		620	622,604
2.50%, 5/11/20		885	875,336
Silk Bidco A/S, 7.50%, 2/01/22	EUR	1,753	1,918,005
Union Pacific Corp., 4.15%, 1/15/45	USD	200	195,717

			31,153,895
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 6.38%, 10/01/22		375	355,313
Analog Devices, Inc.:
2.88%, 6/01/23		235	229,517
3.90%, 12/15/25		400	412,694
Applied Materials, Inc., 3.90%, 10/01/25		770	785,706
Broadcom Corp., 4.50%, 8/01/34		85	86,837
Global A&T Electronics Ltd.:
10.00%, 2/01/19		3,300	2,409,000
10.00%, 2/01/19		3,100	2,263,000
Intel Corp.:
2.45%, 7/29/20		335	341,965
3.10%, 7/29/22		510	527,754
2.70%, 12/15/22		500	502,605
3.70%, 7/29/25		600	632,516
4.80%, 10/01/41		615	638,051
4.90%, 7/29/45		265	274,176
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,624,965
Micron Technology, Inc.:
5.88%, 2/15/22		75	66,750
5.25%, 8/01/23 (a)		750	607,500
5.25%, 1/15/24 (a)		350	284,375
5.50%, 2/01/25		835	659,650
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)		600	603,900
4.13%, 6/15/20 (a)		1,670	1,661,650
5.75%, 2/15/21 (a)		200	207,000
4.63%, 6/15/22 (a)		300	291,750
Qorvo, Inc., 7.00%, 12/01/25 (a)		400	397,000
Texas Instruments, Inc., 1.65%, 8/03/19		500	498,150
Xilinx, Inc., 2.13%, 3/15/19		300	299,811

			16,661,635
Software — 0.4%
Activision Blizzard, Inc.:
5.63%, 9/15/21 (a)		1,500	1,575,000
6.13%, 9/15/23 (a)		175	187,250
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,093,546

Corporate Bonds		Par (000)	Value
Software (continued)
Audatex North America, Inc.:
6.00%, 6/15/21 (a)	USD	1,719	$1,731,893
6.13%, 11/01/23 (a)		1,080	1,088,100
Autodesk, Inc., 1.95%, 12/15/17		1,000	986,999
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		4,315	4,536,144
5.00%, 9/01/23		2,206	2,228,060
5.50%, 12/01/24		3,683	3,832,603
First Data Corp.:
6.75%, 11/01/20 (a)		1,554	1,637,527
5.38%, 8/15/23 (a)		2,001	2,041,020
7.00%, 12/01/23 (a)		6,098	6,143,735
5.00%, 1/15/24 (a)		1,892	1,892,000
5.75%, 1/15/24 (a)		6,640	6,590,200
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,082,528
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	327,438
6.50%, 5/15/22 (a)		1,221	1,065,323
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		274	245,230
Microsoft Corp.:
2.38%, 2/12/22		1,325	1,332,608
2.38%, 5/01/23		465	464,871
3.50%, 2/12/35		500	469,943
3.50%, 11/15/42		605	541,260
3.75%, 2/12/45		350	321,360
4.45%, 11/03/45		685	701,854
Nuance Communications, Inc., 5.38%, 8/15/20 (a)		2,204	2,204,000
Oracle Corp.:
2.50%, 10/15/22		1,145	1,130,101
3.25%, 5/15/30		500	476,309
5.38%, 7/15/40		495	540,350
4.13%, 5/15/45		750	686,213
Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)		300	273,750
Rolta Americas LLC, 8.88%, 7/24/19		3,065	1,440,550
Rolta LLC, 10.75%, 5/16/18		400	218,012
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (a)		2,398	2,481,930

			52,567,707
Specialty Retail — 0.3%
Advance Auto Parts, Inc.:
5.75%, 5/01/20		1,500	1,646,915
4.50%, 1/15/22		1,350	1,406,974
Asbury Automotive Group, Inc., 6.00%, 12/15/24		997	974,567
AutoZone, Inc., 2.50%, 4/15/21		1,500	1,481,855
Bed Bath & Beyond, Inc., 4.92%, 8/01/34		250	222,115
Best Buy Co., Inc., 5.00%, 8/01/18		1,000	1,030,000
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,100,243
Dufry Finance SCA, 4.50%, 7/15/22	EUR	980	1,088,148
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21	USD	100	78,875
6.75%, 6/15/23 (a)		500	380,000
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	261,594
Guitar Center, Inc., 6.50%, 4/15/19 (a)		350	294,875
Home Depot, Inc.:
2.00%, 6/15/19		810	824,765
3.75%, 2/15/24		825	884,321
3.35%, 9/15/25		105	108,321
5.88%, 12/16/36		935	1,141,772
4.88%, 2/15/44		215	234,925
4.40%, 3/15/45		250	257,649
4.25%, 4/01/46		200	200,963

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
House of Fraser Funding PLC, 6.34%, 9/15/20 (b)	GBP	135	$189,506
IT Ltd., 6.25%, 5/15/18	CNH	24,100	3,333,161
L Brands, Inc.:
6.90%, 7/15/17	USD	1,100	1,171,500
8.50%, 6/15/19		100	116,500
6.63%, 4/01/21		850	945,625
5.63%, 2/15/22		950	1,021,013
5.63%, 10/15/23		325	345,313
6.88%, 11/01/35 (a)		2,350	2,429,313
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	895,645
3.38%, 9/15/25		195	201,182
6.65%, 9/15/37		150	194,581
5.00%, 9/15/43		205	225,893
4.25%, 9/15/44		400	401,788
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		2,080	1,560,000
Pacific Emerald Pte Ltd., 9.75%, 7/25/18		4,500	4,275,000
Penske Automotive Group, Inc.:
5.75%, 10/01/22		2,224	2,207,320
5.38%, 12/01/24		366	355,020
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		1,370	1,429,937
5.63%, 12/01/25		470	485,275
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		500	416,250
THOM Europe SAS, 7.38%, 7/15/19	EUR	805	898,998
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	325	308,750
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	462,750
Travis Perkins PLC, 4.38%, 9/15/21	GBP	163	232,146

			37,721,343
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.:
2.85%, 5/06/21	USD	750	775,807
2.70%, 5/13/22		500	507,741
2.40%, 5/03/23		705	691,896
3.20%, 5/13/25		950	964,969
3.45%, 2/09/45		650	542,333
Dell, Inc., 5.88%, 6/15/19		375	384,375
Hewlett-Packard Co.:
4.30%, 6/01/21		750	756,003
6.00%, 9/15/41		325	263,399
NCR Corp.:
4.63%, 2/15/21		100	95,000
5.00%, 7/15/22		650	617,500
6.38%, 12/15/23		400	395,748
Seagate HDD Cayman, 4.88%, 6/01/27 (a)		300	225,974

			6,220,745
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., 6.38%, 12/15/20		750	778,215
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	193,500
Levi Strauss & Co.:
6.88%, 5/01/22		1,044	1,104,030
5.00%, 5/01/25		1,119	1,091,025
NIKE, Inc.:
3.63%, 5/01/43		250	238,214
3.88%, 11/01/45		305	303,837
PVH Corp., 4.50%, 12/15/22		275	266,750
Springs Industries, Inc., 6.25%, 6/01/21		640	630,400
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	593,055

			5,199,026

Corporate Bonds		Par (000)	Value
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21	USD	375	$330,937
Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,774,880
4.00%, 1/31/24		700	741,045
5.38%, 1/31/44		1,350	1,468,522
Philip Morris International, Inc.:
4.50%, 3/26/20		555	612,484
2.63%, 3/06/23		1,480	1,484,695
6.38%, 5/16/38		925	1,159,581
Reynolds American, Inc.:
3.50%, 8/04/16		1,870	1,888,511
2.30%, 6/12/18		3,320	3,351,869
3.25%, 6/12/20		675	692,489
4.45%, 6/12/25		500	530,398
5.70%, 8/15/35		550	602,523
5.85%, 8/15/45		800	887,290
Vector Group Ltd., 7.75%, 2/15/21		200	209,000

			15,403,287
Trading Companies & Distributors — 0.2%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,301,576
3.38%, 1/15/19		750	743,906
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,255	1,267,166
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (a)		1,000	1,031,250
GATX Corp.:
2.38%, 7/30/18		1,960	1,950,255
2.50%, 3/15/19		1,240	1,231,222
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	91,500
Neptune Orient Lines Ltd., 4.40%, 10/08/19	SGD	3,000	1,756,493
Penske Truck Leasing Co. LP/PTL Finance Corp.:
2.50%, 3/15/16 (a)	USD	2,490	2,490,411
3.38%, 3/15/18 (a)		1,770	1,800,371
2.88%, 7/17/18 (a)		1,941	1,967,035
United Rentals North America, Inc.:
7.38%, 5/15/20		150	154,500
8.25%, 2/01/21		296	308,580
7.63%, 4/15/22		3,655	3,760,081
6.13%, 6/15/23		125	120,313
4.63%, 7/15/23		1,000	970,000
5.75%, 11/15/24		2,763	2,548,867
5.50%, 7/15/25		2,128	1,899,240

			28,392,766
Transportation Infrastructure — 0.1%
Goodman HK Finance, 4.38%, 6/19/24		2,200	2,247,718
Swissport Investments SA, 6.75%, 12/15/21	EUR	2,970	3,321,950

			5,569,668
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV, 4.38%, 7/16/42	USD	500	448,649
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		1,500	1,545,099
Crown Castle International Corp.:
4.88%, 4/15/22		591	620,367
5.25%, 1/15/23		2,470	2,630,550
Lynx I Corp., 6.00%, 4/15/21	GBP	2,511	3,707,105
Matterhorn Telecom Holding SA, 4.88%, 5/01/23	EUR	449	407,359
Matterhorn Telecom SA, 3.88%, 5/01/22		2,950	2,889,729

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	$845,500
6.00%, 3/15/25 (a)		200	169,980
Nokia Oyi:
5.38%, 5/15/19		700	736,750
6.63%, 5/15/39		1,049	1,064,735
Rogers Communications, Inc.:
6.80%, 8/15/18		786	876,233
3.63%, 12/15/25		220	218,576
5.00%, 3/15/44		180	179,573
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		1,145	1,064,850
SBA Communications Corp., 4.88%, 7/15/22		4,285	4,285,000
SBA Telecommunications, Inc., 5.75%, 7/15/20		2,350	2,438,125
Sprint Capital Corp.:
6.90%, 5/01/19		1,000	800,000
6.88%, 11/15/28		1,250	823,437
8.75%, 3/15/32		1,127	794,535
Sprint Communications, Inc.:
6.00%, 12/01/16		800	794,000
9.13%, 3/01/17		500	497,500
8.38%, 8/15/17		200	193,500
9.00%, 11/15/18 (a)		13,196	13,459,920
7.00%, 3/01/20 (a)		833	799,680
7.00%, 8/15/20		1,290	948,150
6.00%, 11/15/22		1,100	739,750
Sprint Corp.:
7.25%, 9/15/21		1,923	1,384,560
7.88%, 9/15/23		3,860	2,750,250
7.13%, 6/15/24		2,352	1,587,600
7.63%, 2/15/25		1,050	717,281
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	515,625
6.54%, 4/28/20		1,510	1,555,300
6.63%, 11/15/20		1,500	1,542,750
6.25%, 4/01/21		1,500	1,526,250
6.63%, 4/28/21		5,440	5,623,600
6.13%, 1/15/22		125	127,188
6.73%, 4/28/22		1,275	1,308,469
6.00%, 3/01/23		2,560	2,574,080
6.63%, 4/01/23		1,000	1,022,500
6.84%, 4/28/23		625	643,750
6.50%, 1/15/24		1,513	1,528,130
6.38%, 3/01/25		2,980	2,987,450
6.50%, 1/15/26		3,740	3,740,000
United States Cellular Corp., 6.70%, 12/15/33		199	172,434
Vodafone Group PLC:
1.50%, 2/19/18		1,000	991,392
2.95%, 2/19/23		750	707,116
4.38%, 2/19/43		750	604,638

			77,589,015
Total Corporate Bonds — 23.3%			2,766,486,725

Equity-Linked Notes
Air Freight & Logistics — 0.2%
Credit Suisse AG (FedEx Corp.), 11.90%, 3/16/16		212	28,574,900

Equity-Linked Notes		Par (000)	Value
Airlines — 0.1%
Canadian Imperial Bank of Commerce (Delta Air Lines, Inc.), 24.76%, 3/08/16	USD	118	$5,436,289
Nomura International Funding Pte. Ltd. (Southwest Airlines Co.), 20.61%, 3/17/16		142	5,386,434

			10,822,723
Auto Components — 0.3%
Merrill Lynch International & Co. (Sumitomo Electric Industries Ltd.):
14.53%, 2/02/16		198	2,489,232
14.55%, 2/03/16		164	2,079,170
14.50%, 2/03/16		35	440,267
Nomura International Funding Pte. Ltd. (Goodyear Tire & Rubber Co.):
20.58%, 2/10/16		338	9,573,456
20.67%, 2/12/16		338	9,559,143
18.89%, 2/17/16		338	9,631,899

			33,773,167
Automobiles — 0.4%
Merrill Lynch International & Co. (Mazda Motor Corp.), 18.35%, 2/02/16		533	9,447,412
Merrill Lynch International & Co. (Nissan Motor Co. Ltd.):
12.90%, 2/02/16		765	7,450,798
12.80%, 2/02/16		318	3,089,064
Société Générale SA (Ford Motor Co.), 1.38%, 3/17/16		2,656	31,182,689

			51,169,963
Banks — 0.5%
Canadian Imperial Bank of Commerce (Bank of America Corp.), 23.62%, 3/08/16		411	5,439,595
Canadian Imperial Bank of Commerce (U.S. Bancorp), 9.97%, 2/19/16		254	10,227,116
Deutsche Bank AG (Wells Fargo & Co.), 10.22%, 2/19/16		636	31,960,342
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 14.23%, 4/11/16		95	5,567,331

			53,194,384
Biotechnology — 0.5%
Deutsche Bank AG (Gilead Sciences, Inc.), 14.04%, 2/01/16		342	29,974,081
HSBC Bank PLC (AbbVie, Inc.), 19.75%, 3/07/16		599	33,081,750

			63,055,831
Building Products — 0.4%
Deutsche Bank AG (Masco Corp.):
13.53%, 2/04/16		375	9,906,516
13.19%, 2/08/16		375	9,903,982
13.54%, 2/09/16		375	9,904,309
JP Morgan Structured Products BV (Owens Corning):
14.70%, 2/10/16		166	7,622,029
14.80%, 2/11/16		166	7,624,129

			44,960,965
Chemicals — 0.3%
Nomura International Funding Pte. Ltd. (LyondellBasell Industries NV, Class A), 14.12%, 2/02/16		318	24,815,207
Société Générale SA (Sherwin-Williams Co.), 1.90%, 3/17/16		60	14,944,671

			39,759,878

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Commercial Services & Supplies — 0.1%
Royal Bank of Canada (Cintas Corp.):
7.66%, 3/17/16	USD	90	$7,710,001
7.65%, 3/18/16		90	7,707,693

			15,417,694
Construction & Engineering — 0.1%
Nomura International Funding Pte. Ltd. (Chicago Bridge & Iron Co. NV):
20.08%, 2/11/16		171	6,651,028
20.07%, 2/12/16		171	6,646,297

			13,297,325
Construction Materials — 0.2%
Nomura International Funding Pte. Ltd. (Vulcan Materials Co.):
14.19%, 2/02/16		158	13,978,741
14.19%, 2/03/16		158	13,973,559

			27,952,300
Consumer Finance — 0.0%
Credit Suisse AG (Capital One Financial Corp.), 19.34%, 3/14/16		86	5,453,981
Containers & Packaging — 0.2%
Canadian Imperial Bank of Commerce (Ball Corp.), 16.54%, 3/17/16		106	7,124,449
Credit Suisse Securities (USA) LLC (Sealed Air Corp.), 23.25%, 3/07/16		149	6,026,120
Morgan Stanley (Sealed Air Corp.), 22.70%, 3/08/16		149	5,902,988

			19,053,557
Diversified Telecommunication Services — 0.2%
Deutsche Bank AG (Koninklijke KPN NV), 18.06%, 2/02/16		1,474	5,652,503
Merrill Lynch International & Co. (Nippon Telegraph & Telephone Corp.), 12.90%, 2/04/16		390	15,629,524

			21,282,027
Energy Equipment & Services — 0.0%
Nomura International Funding Pte. Ltd. (Transocean Ltd.), 35.02%, 2/19/16		465	5,023,731
Food & Staples Retailing — 0.5%
Royal Bank of Canada (Costco Wholesale Corp.), 8.11%, 3/02/16		198	30,002,007
Royal Bank of Canada (Kroger Co.), 13.50%, 3/01/16		756	29,562,370

			59,564,377
Health Care Providers & Services — 0.0%
Credit Suisse AG (McKesson Corp.), 10.02%, 2/04/16		34	5,490,802
Hotels, Restaurants & Leisure — 1.0%
BNP Paribas Arbitrage Issuance BV (Hilton Worldwide Holdings, Inc.):
13.28%, 2/16/16		596	10,757,802
13.30%, 2/17/16		596	10,761,003
Credit Suisse Securities (USA) LLC (Starbucks Corp.), 12.50%, 3/15/16		593	35,700,167
Royal Bank of Canada (Darden Restaurants, Inc.):
11.34%, 3/16/16		250	15,631,678
11.13%, 3/17/16		250	15,627,522
Royal Bank of Canada (Domino’s Pizza, Inc.):
11.36%, 2/19/16		95	10,712,137
10.63%, 2/22/16		95	10,695,680

Equity-Linked Notes		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
10.63%, 2/23/16	USD	95	$10,689,254

			120,575,243
Household Durables — 0.4%
Canadian Imperial Bank of Commerce (Whirlpool Corp.):
23.12%, 2/03/16		105	14,114,763
22.93%, 2/04/16		105	14,115,651
Credit Suisse AG (Newell Rubbermaid, Inc.), 22.35%, 3/21/16		392	15,107,812

			43,338,226
Industrial Conglomerates — 0.1%
Merrill Lynch International & Co. (3M Co.), 13.56%, 3/04/16		38	5,645,442
Merrill Lynch International & Co. (Danaher Corp.), 8.80%, 4/06/16		65	5,529,827

			11,175,269
Insurance — 0.2%
HSBC Bank PLC (AIA Group Ltd.), 14.62%, 2/16/16		1,885	10,557,219
Royal Bank of Canada (Assurant, Inc.):
11.53%, 2/10/16		65	5,252,800
11.72%, 2/12/16		65	5,248,613

			21,058,632
Leisure Products — 0.1%
Royal Bank of Canada (Hasbro, Inc.), 17.63%, 2/09/16		96	7,144,464
Machinery — 0.4%
JP Morgan Structured Products BV (Deere & Co.), 14.40%, 2/19/16		385	29,774,528
Société Générale SA (Illinois Tool Works, Inc.), 2.05%, 4/06/16		170	15,000,267

			44,774,795
Media — 0.3%
Société Générale SA (Time Warner Cable, Inc.), 2.24%, 4/06/16		175	31,103,140
Oil, Gas & Consumable Fuels — 0.3%
Credit Suisse AG (Phillips 66), 21.00%, 3/03/16		394	31,461,850
Deutsche Bank AG (Marathon Oil Corp.), 25.32%, 2/17/16		369	3,717,950
Merrill Lynch International & Co. (Hess Corp.), 37.28%, 3/14/16		144	5,480,515

			40,660,315
Pharmaceuticals — 0.1%
Barclays Bank PLC (Teva Pharmaceutical Industries Ltd.), 12.28%, 2/09/16		254	15,561,949
Real Estate Investment Trusts (REITs) — 0.3%
Canadian Imperial Bank of Commerce (Simon Property Group, Inc.), 16.50%, 3/19/16		168	31,183,067
Real Estate Management & Development — 0.1%
Credit Suisse AG (CBRE Group, Inc., Class A):
16.20%, 2/03/16		228	6,388,374
16.60%, 2/04/16		228	6,389,112

			12,777,486
Semiconductors & Semiconductor Equipment — 0.3%
Royal Bank of Canada (Applied Materials, Inc.), 15.16%, 2/18/16		1,748	30,704,358

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Software — 0.1%
Barclays Bank PLC (Activision Blizzard, Inc.), 16.11%, 2/08/16	USD	423	$14,743,232
Specialty Retail — 0.5%
Deutsche Bank AG (L Brands, Inc.):
14.32%, 2/24/16		162	15,410,099
14.31%, 2/25/16		162	15,397,505
Goldman Sachs International (Lowe’s Cos., Inc.), 8.70%, 2/22/16		395	28,455,127

			59,262,731
Tobacco — 0.3%
Royal Bank of Canada (Reynolds American, Inc.), 7.98%, 2/10/16		663	32,696,989
Trading Companies & Distributors — 0.1%
Canadian Imperial Bank of Commerce (HD Supply Holdings, Inc.):
11.48%, 3/23/16		255	6,796,941
11.43%, 3/24/16		255	6,799,013

			13,595,954
Total Equity-Linked Notes — 8.6%			1,028,203,455

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		1,783	1,780,317
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		286	185,896
TransDigm, Inc., Tranche C Term Loan, 3.75%, 2/28/20		6,200	6,052,328

			8,018,541
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan, 5.50%, 11/01/21		2,530	2,483,625
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 1.77%, 3/10/17		91	88,270
B757-300, 2.39%, 3/10/17		75	74,250
Loan B757-200, 1.77%, 9/10/18		93	89,725
Loan B757-200, 1.77%, 9/10/18		92	88,755
Loan B757-300, 2.39%, 3/10/17		75	74,250

			415,250
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		776	536,410
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		2,565	2,534,024
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,023	2,826,370
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		3,479	3,448,322
Term B-1 Loan, 4.75%, 7/01/22		1,215	1,196,759
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		2,855	2,799,624
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		1,795	1,748,999

			14,554,098

Floating Rate Loan Interests (b)		Par (000)	Value
Capital Markets — 0.0%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17	USD	1,546	$1,530,248
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		2,570	2,523,432

			4,053,680
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		632	623,747
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		328	323,632
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		747	688,866
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	210	226,754
Refinanced Term B Loan, 3.75%, 2/01/20	USD	2,836	2,810,394
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,970	1,934,353
INEOS U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18		1,396	1,344,061
MacDermid, Inc. (Platform Specialty Products Corp.):
Term Loan B3 USD, 5.50%, 6/07/20		2,389	2,218,365
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		726	672,260
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		1,887	1,814,885
Road Infrastructure Investment LLC, Term Loan (First Lien 2014), 4.25%, 3/31/21		1,795	1,720,616
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		721	703,341
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	586,348

			15,667,622
Commercial Services & Supplies — 0.3%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		3,090	2,948,997
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		3,125	3,014,063
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		4,475	4,379,708
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		1,250	1,162,500
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		7,377	7,321,300
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,115	1,966,034
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		3,532	3,524,998
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,126	3,914,205
Trans Union LLC, 2015 Term B-2 Loan, 3.50%, 4/09/21		9,411	9,078,615
Waste Industries USA, Inc., Initial Term Loan, 4.25%, 2/27/20		2,393	2,377,299

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (continued)
West Corp., Term B-10 Loan, 3.25%, 6/30/18	USD	885	$867,305

			40,555,024
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), 3.83%, 12/29/22		509	504,910
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		2,979	2,850,551
Riverbed Technology, Inc., Term Loan, 6.00%, 4/25/22		559	552,635
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		4,903	4,804,780

			8,712,876
Construction & Engineering — 0.0%
USAGM Holdco LLC:
Initial Loan (Second Lien), 9.50%, 7/28/23		565	519,800
Initial Term Loan (First Lien), 4.75%, 7/28/22		2,962	2,828,559

			3,348,359
Construction Materials — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		1,550	1,533,213
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		5,728	5,669,092
Berry Plastics Corp.:
Term E Loan, 3.75%, 1/06/21		199	196,185
Term F Loan, 4.00%, 10/03/22		6,844	6,807,448
BWay Intermediate Co., Inc., Initial Term Loan, 5.50%, 8/14/20		2,494	2,336,270
SIG Combibloc Holdings SCA (FKA Onex Wizard Acquisition Co. II SCA), Initial Dollar Term Loan, 4.25%, 3/11/22		928	916,620

			15,925,615
Diversified Consumer Services — 0.1%
Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		10,947	10,834,538
Diversified Financial Services — 0.2%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		5,323	5,280,124
Altice Financing SA, Term Loan, 5.50%, 7/02/19		4,688	4,654,334
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		5,164	5,134,422
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		7,038	7,015,043

			22,083,923
Diversified Telecommunication Services — 0.3%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		963	643,587
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,266	1,252,007
Integra Telecom Holdings, Inc., Term B-1 Loan, 5.25%, 8/14/20		3,061	2,918,978
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20		13,435	13,401,413
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		3,500	3,492,125
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		4,129	4,042,369
Zayo Group LLC (Zayo Capital, Inc.):
2016 Incremental Term Loan Facility, 4.50%, 5/06/21		1,760	1,761,109

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (continued)
2021 Term Loan, 3.75%, 5/06/21	USD	4,399	$4,330,208
Ziggo BV:
USD B1 Facility, 3.50%, 1/15/22		1,516	1,468,567
USD B2 Facility, 3.60%, 1/15/22		977	946,372
USD B3 Facility, 3.60%, 1/15/22		1,607	1,556,444

			35,813,179
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC, Term C Loan, 3.75%, 10/29/18		1,660	1,656,194
Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc., New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		4,281	4,055,822
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		2,660	2,588,210
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		1,351	1,348,000
Pinnacle Foods Finance LLC, New Term Loan G, 3.00%, 4/29/20		1,513	1,494,060
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		1,001	960,588
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		5,174	5,094,902

			15,541,582
Food Products — 0.1%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		4,000	3,987,520
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		3,820	3,790,167
Term B Loan (Second Lien), 8.50%, 8/03/23		42	40,839

			7,818,526
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		1,970	1,517,257
Health Care Equipment & Supplies — 0.1%
Auris Luxembourg III S.A R.L. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		1,696	1,671,711
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		4,828	4,814,337
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		3,702	3,655,464
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		1,795	1,647,254

			11,788,766
Health Care Providers & Services — 0.5%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		3,809	3,763,523
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		3,607	3,582,874
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,795	1,770,698
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		3,793	3,742,934
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.66%, 12/31/18		2,095	2,059,511
Incremental 2019 Term G Loan, 3.75%, 12/31/19		3,536	3,392,322
Incremental 2021 Term H Loan, 4.00%, 1/27/21		2,259	2,171,191
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		6,406	6,391,871

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (continued)
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20	USD	5,418	$5,209,896
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.):
Initial Term Loan, 4.25%, 5/25/18		834	829,735
Tranche B-2 Term Loan, 4.50%, 10/28/22		2,285	2,266,629
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,297	1,287,841
HCA, Inc., Tranche B-4 Term Loan, 3.36%, 5/01/18		283	283,016
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		1,339	1,304,484
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,617	2,293,387
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		1,925	1,920,187
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		2,878	2,791,454
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		2,795	2,739,557
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		2,837	2,820,784
Team Health, Inc., Tranche B Term Loan, 4.50%, 11/23/22		4,480	4,452,000
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19		1,297	1,246,421
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		1,065	1,057,683

			57,377,998
Health Care Technology — 0.1%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		3,116	3,050,753
MedAssets, Inc.:
Initial Term Loan (First Lien), 4.75%, 7/27/22		2,810	2,794,208
Initial Term Loan (Second Lien), 9.50%, 1/27/23		1,180	1,170,418

			7,015,379
Hotels, Restaurants & Leisure — 0.6%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		2,862	2,630,868
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	870,093
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.87%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		6,893	6,846,270
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		2,433	2,408,646
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.33%, 7/09/19		3,500	3,500,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 4.00%, 1/30/20		2,883	2,871,964
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,644	8,385,419
Eldorado Resorts, Inc., Initial Term Loan, 3.25%, 7/25/22		1,961	1,941,323
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		647	645,450
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		2,270	2,176,770

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20	USD	1,646	$1,636,737
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		4,713	4,665,441
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.00%, 2/19/19		435	430,094
Term B Loan, 4.00%, 2/19/19		2,582	2,549,821
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/21		1,795	1,594,033
Starwood Schulte Mezz Borrower, Mortgage Loan, 8.28%, 7/28/17		13,500	13,432,500
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		6,537	6,412,870
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.42%, 9/09/16		5,375	5,375,000

			75,623,299
Household Durables — 0.0%
Jarden Corp., Tranche B2 Term Loan, 3.18%, 7/30/22		3,491	3,486,886
Household Products — 0.0%
Spectrum Brands, Inc., USD Term Loan, 3.50%, 6/23/22		3,587	3,575,938
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		2,034	1,906,548
Calpine Corp.:
Term Loan (10/12), 4.00%, 10/09/19		2,533	2,463,429
Term Loan, 3.50%, 5/27/22		1,886	1,785,383
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		2,231	2,147,649
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		9,450	9,408,703

			17,711,712
Insurance — 0.1%
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		3,000	2,818,140
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		1,197	1,091,657
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		2,500	2,204,175
Initial Term Loan (First Lien), 3.75%, 3/01/21		2,733	2,623,724

			8,737,696
Internet & Catalog Retail — 0.0%
CNT Holdings III Corp, Term Loan (First Lien), 4.25%, 1/22/23		1,350	1,340,995
Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21		1,980	1,966,595
IT Services — 0.1%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		1,297	1,284,768
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien), 9.00%, 11/11/22		2,000	2,003,340
Term B-1 Loan, 4.75%, 11/12/21		2,693	2,690,846

			5,978,954

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Life Sciences Tools & Services — 0.1%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21	USD	3,356	$3,209,426
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		6,307	6,179,274

			9,388,700
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		4,523	3,757,021
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		4,408	3,963,475
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		2,501	2,380,062
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		164	163,210

			10,263,768
Media — 0.6%
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,263	4,062,084
Altice U.S. Finance I Corp. (Cequel Communications LLC), Initial Term Loan, 4.25%, 12/14/22		1,666	1,632,899
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		4,292	4,176,879
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan, 3.50%, 1/24/23		15,180	15,155,408
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		5,115	5,100,627
Dallas Design District, Mezzanine, 7.12%, 11/25/16		4,000	4,000,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		3,229	3,148,190
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.18%, 1/30/19		4,000	2,643,640
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		729	726,154
Numericable Group SA, USD Term B-6 Loan, 4.75%, 2/10/23		2,000	1,917,140
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		5,295	5,087,587
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		4,581	4,401,456
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		2,592	2,544,000
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20		500	487,815
Replacement First-Lien Term Loan, 4.00%, 3/01/20		7,338	7,150,404
Virgin Media Investment Holdings Ltd., F Facility, 3.50%, 6/30/23		4,474	4,380,127

			66,614,410
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		3,711	3,427,639
Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		5,987	5,963,699

Floating Rate Loan Interests (b)		Par (000)	Value
Multiline Retail (continued)
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22	USD	2,589	$2,579,507

			8,543,206
Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		2,743	2,705,356
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		2,913	1,849,967
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		3,962	3,056,221
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,079	1,954,530

			9,566,074
Pharmaceuticals — 0.3%
Akorn, Inc., Loan, 6.00%, 4/16/21		2,244	2,188,210
Amneal Pharmaceuticals LLC, Term Loan B, 6.00%, 11/01/19		1,977	1,945,626
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18		2,563	2,526,882
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		2,913	2,896,203
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		490	401,388
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		508	415,875
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		88	71,703
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		701	573,620
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		5,105	5,037,206
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.43%, 2/27/21		8,770	8,734,469
Sage Products Holdings III LLC, Replacement Loan (First Lien), 4.25%, 12/13/19		3,042	3,015,046
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.75%, 12/11/19		646	621,221
Series E1 Tranche B Term Loan, 3.75%, 8/05/20		4,310	4,137,600
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22		6,070	5,833,922

			38,398,971
Professional Services — 0.1%
Cotiviti Corp. (FKA Connolly Intermediate, Inc.):
Initial Term Loan (First Lien), 4.50%, 5/14/21		4,546	4,443,522
Initial Term Loan (Second Lien), 8.00%, 5/13/22		1,500	1,473,750
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		5,966	5,939,965

			11,857,237
Real Estate Investment Trusts (REITs) — 0.0%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		866	810,248
Real Estate Management & Development — 0.3%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		3,414	3,389,206

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (continued)
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21	USD	6,201	$6,009,795
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 4.40%, 10/10/16		34	33,959
Initial Term B Loan 2014, 3.75%, 3/05/20		6,116	6,067,519
Thor 680 Madison Ave Mezz LLC, Term Loan, 5.64%, 8/09/16		15,000	15,000,000

			30,500,479
Road & Rail — 0.0%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		5,206	5,137,102
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies, Term Loan B, 3.50%, 11/11/22		16,150	15,879,972
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,721	1,718,658
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		5,779	5,570,739
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		2,315	2,299,374
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		6,564	6,547,395
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.08%, 7/08/22		640	636,336
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		4,451	4,428,922

			37,081,396
Software — 0.3%
Applied Systems, Inc., Initial Term Loan (First Lien), 4.25%, 1/25/21		918	898,834
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		432	417,621
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 4.75%, 6/01/22		2,627	2,503,871
First Data Corp.:
2018 New Dollar Term Loan, 3.93%, 3/23/18		18,105	17,852,254
2018B Second New Term Loan, 3.93%, 9/24/18		570	561,553
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		2,428	2,282,941
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		3,988	3,800,198
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		2,049	2,009,278
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,923	1,903,172
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		1,844	1,625,918
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22		544	529,198

			34,384,838
Specialty Retail — 0.2%
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,364	1,302,779
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		4,486	4,445,442
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		3,108	2,999,099

Floating Rate Loan Interests (b)		Par (000)	Value
Specialty Retail (continued)
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20	USD	4,444	$3,848,755
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		4,952	4,797,156
PetCo Animal Supplies, Inc., Tranche B-1 Term Loan, 4.75%, 1/15/23		3,430	3,357,066
PetSmart, Inc., Tranche B-1 Loan, 4.25%, 3/11/22		1,087	1,051,769

			21,802,066
Technology Hardware, Storage & Peripherals — 0.0%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		2,327	2,282,461
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		283	274,007
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		1,285	1,279,012
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		7,744	7,608,112
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		2,250	1,687,500

			10,574,624
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		466	441,066
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		1,400	1,307,250

			1,748,316
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		1,795	1,763,825
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		5,290	5,291,005

			7,054,830
Total Floating Rate Loan Interests — 6.0%			715,384,102

Foreign Agency Obligations
Brazil — 0.0%
Petrobras Global Finance BV:
3.25%, 4/01/19	EUR	335	270,327
3.75%, 1/14/21		197	145,141

			415,468
Canada — 0.0%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (a)	USD	124	121,365
5.00%, 5/01/25 (a)		247	231,563

			352,928
China — 0.7%
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	2,600	2,788,335
Baosteel Financing 2015 Pty. Ltd., 3.88%, 1/28/20	USD	902	912,359
CCCI Treasure Ltd., 3.50% (b)(j)		4,000	3,946,744
CDBL Funding 1, 4.25%, 12/02/24		3,800	3,855,955

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	USD	5,500	$5,226,281
China Construction Bank Corp., 3.88%, 5/13/25 (b)		2,000	1,999,494
CITIC Pacific Ltd., 6.80%, 1/17/23		3,000	3,489,108
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		1,000	1,052,580
CNOOC Finance 2015 Australia Pty. Ltd., 2.63%, 5/05/20		6,000	5,940,870
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		2,500	2,408,160
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		3,500	3,739,596
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,243,707
Eastern Creation II Investment Holdings Ltd., 1.50%, 7/29/19	EUR	370	397,184
Export-Import Bank of China/Via Avi Funding Co. Ltd., 2.85%, 9/16/20	USD	1,720	1,741,675
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		5,000	5,212,160
5.00%, 11/19/25		3,095	3,131,985
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		5,600	5,642,280
Industrial & Commercial Bank of China Ltd., 2.91%, 11/13/20		1,600	1,619,016
Minmetals Bounteous Finance BVI Ltd., 4.75%, 7/30/25		2,900	2,952,490
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		18,968	19,218,947
Sinopec Group Overseas Development Ltd., 4.10%, 4/28/45		1,100	1,019,528

			78,538,454
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	50	48,618
Germany — 0.0%
HSH Nordbank AG:
0.72%, 2/14/17 (b)		2,023	1,957,014
0.76%, 2/14/17 (b)		1,217	1,176,645

			3,133,659
India — 0.1%
Bank of India, 6.25%, 2/16/21	USD	1,030	1,161,263
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22		280	290,409
Export-Import Bank of India, 3.13%, 7/20/21		1,737	1,730,834
NTPC Ltd., 5.63%, 7/14/21		2,590	2,882,209

			6,064,715
Indonesia — 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,900	2,247,500
Pertamina Persero PT:
5.63%, 5/20/43		2,500	1,947,967
6.45%, 5/30/44		2,500	2,150,915
Perusahaan Listrik Negara PT, 5.50%, 11/22/21		10,884	11,060,865

			17,407,247
Malaysia — 0.1%
1MDB Global Investments Ltd., 4.40%, 3/09/23		3,800	3,350,418
Axiata SPV2 BHD, 3.47%, 11/19/20		2,611	2,641,630

			5,992,048
Mexico — 0.1%
Petroleos Mexicanos, 5.50%, 1/21/21		13,702	13,479,343
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		4,384	4,080,491

Foreign Agency Obligations		Par (000)	Value
Mongolia (continued)
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20	USD	3,190	$2,831,476

			6,911,967
Russia — 0.0%
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19 (a)		2,120	2,349,002
South Korea — 0.0%
Korea Midland Power Co. Ltd., 2.50%, 7/21/21		2,740	2,745,047
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,190,600
Total Foreign Agency Obligations — 1.2%			140,629,096

Foreign Government Obligations
Argentina — 0.0%
Republic of Argentina, 9.00%, 11/29/18		4,200	4,342,800
Croatia — 0.2%
Croatia Government International Bond, 6.63%, 7/14/20		21,494	23,449,954
Hungary — 0.2%
Hungary Government International Bond, 6.25%, 1/29/20		20,895	23,245,687
Iceland — 0.0%
Republic of Iceland, 4.88%, 6/16/16 (a)		1,168	1,185,544
Indonesia — 0.2%
Indonesia Government International Bond, 5.88%, 3/13/20		12,732	13,967,819
Republic of Indonesia, 4.75%, 1/08/26		4,496	4,569,510

			18,537,329
Mexico — 0.2%
Mexico Government International Bond, 3.63%, 3/15/22		24,300	24,421,500
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	10,000	1,349,238
Panama — 0.0%
Panama Government International Bond, 5.20%, 1/30/20	USD	3,641	3,950,485
Romania — 0.2%
Romanian Government International Bond, 6.75%, 2/07/22		15,958	18,855,175
Slovenia — 0.2%
Republic of Slovenia, 4.75%, 5/10/18		26,516	28,040,405
South Africa — 0.1%
South Africa Government International Bond, 5.88%, 5/30/22		10,490	11,067,999
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.00%, 1/14/19		1,344	1,311,791
6.25%, 10/04/20		3,585	3,436,065
Sri Lanka Government International Bond, 6.85%, 11/03/25		2,500	2,274,747

			7,022,603

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Government Obligations		Par (000)	Value
Uruguay — 0.1%
Uruguay Government International Bond, 8.00%, 11/18/22	USD	9,015	$11,166,909
Total Foreign Government Obligations — 1.5%			176,635,628

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(k)		2,752,293	218,201,789
iShares iBoxx $ Investment Grade Corporate Bond ETF (k)		399,514	45,604,523
SPDR Barclays High Yield Bond ETF (e)	7,798,857		259,000,041
Total Investment Companies — 4.4%			522,806,353

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 7.3%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 2.82%, 11/25/35 (b)	USD	7,737	6,814,118
Series 2005-8, Class 7A2, 0.71%, 11/25/35 (b)		4,143	3,777,532
Series 2005-9, Class 5A1, 0.70%, 11/25/35 (b)		3,838	3,490,007
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(c)		4,919	4,872,210
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(c)		11,163	10,971,776
Alternative Loan Trust:
Series 2005-16, Class A1, 1.93%, 6/25/35 (b)		1,414	1,296,710
Series 2005-36, Class 2A1A, 0.74%, 8/25/35 (b)		4,076	3,257,581
Series 2005-56, Class 1A1, 1.15%, 11/25/35 (b)		7,192	6,063,743
Series 2005-56, Class 4A1, 0.73%, 11/25/35 (b)		10,203	8,509,513
Series 2005-61, Class 1A1, 0.95%, 12/25/35 (b)		648	567,386
Series 2005-61, Class 2A1, 0.71%, 12/25/35 (b)		6,149	5,348,058
Series 2005-63, Class 3A3, 2.73%, 11/25/35 (b)		6,276	5,142,438
Series 2005-63, Class 5A1, 2.67%, 12/25/35 (b)		962	808,805
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		193	186,439
Series 2005-72, Class A1, 0.70%, 1/25/36 (b)		5,896	4,983,449
Series 2005-72, Class A3, 0.73%, 1/25/36 (b)		6,112	5,017,047
Series 2005-76, Class 2A1, 1.29%, 2/25/36 (b)		11,259	9,841,973
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,784	1,500,702
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,870	1,551,772
Series 2006-9T1, Class A7, 6.00%, 5/25/36		894	765,233
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,707	1,509,517

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-15CB, Class A1, 6.50%, 6/25/36	USD	2,105	$1,698,474
Series 2006-20CB, Class A9, 6.00%, 7/25/36		1,051	875,187
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		5,207	4,116,010
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		4,190	3,602,484
Series 2006-J7, Class 2A1, 2.15%, 11/20/36 (b)		10,012	7,353,433
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,535	1,966,337
Series 2006-OA2, Class A1, 0.64%, 5/20/46 (b)		3,483	2,631,609
Series 2006-OA3, Class 2A1, 0.64%, 5/25/36 (b)		21,740	17,519,478
Series 2006-OA6, Class 1A2, 0.64%, 7/25/46 (b)		18,673	15,559,123
Series 2006-OA8, Class 1A1, 0.62%, 7/25/46 (b)		29,414	24,049,474
Series 2006-OA14, Class 1A1, 2.02%, 11/25/46 (b)		14,693	12,316,143
Series 2006-OA14, Class 2A1, 0.62%, 11/25/46 (b)		15,073	11,777,936
Series 2006-OA14, Class 3A1, 1.14%, 11/25/46 (b)		20,558	16,575,998
Series 2006-OA16, Class A2, 0.62%, 10/25/46 (b)		1,047	914,945
Series 2006-OA22, Class A1, 0.59%, 2/25/47 (b)		19,738	16,373,531
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		1,045	810,509
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,946	4,778,106
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		1,021	820,176
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,738	3,024,424
Series 2007-12T1, Class A5, 6.00%, 6/25/37		829	683,597
Series 2007-15CB, Class A7, 6.00%, 7/25/37		648	586,560
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		683	605,967
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,500	2,059,279
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,216	1,001,922
Series 2007-25, Class 1A3, 6.50%, 11/25/37		6,373	5,235,167
Series 2007-AL1, Class A1, 0.68%, 6/25/37 (b)		13,759	10,030,267
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,683	1,919,212
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (b)		23,447	19,654,551
Series 2007-OA4, Class A1, 0.60%, 5/25/47 (b)		10,846	9,288,265
Series 2007-OA7, Class A1B, 0.57%, 5/25/47 (b)		1,877	1,527,266
Series 2007-OA8, Class 2A1, 0.61%, 6/25/47 (b)		23,957	18,690,484
Series 2007-OA11, Class A1A, 1.67%, 11/25/47 (b)		5,996	4,515,120
Series 2007-OH3, Class A1A, 0.72%, 9/25/47 (b)		9,220	7,865,865

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36	USD	2,667	$2,288,978
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.26%, 10/25/46 (b)		27,097	21,288,648
Series 2006-3, Class 2A11, 1.23%, 10/25/46 (b)		10,174	7,212,843
Series 2007-2, Class A1, 0.55%, 3/25/47 (b)		5,678	4,108,014
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		2,146	1,540,223
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.01%, 11/25/45 (b)		5,764	4,817,663
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,493	1,245,076
Series 2006-D, Class 6A1, 4.58%, 5/20/36 (b)		893	747,994
Series 2007-A, Class 2A1, 0.59%, 2/20/47 (b)		1,738	1,404,359
Series 2007-D, Class 1A1, 0.64%, 6/20/47 (b)		4,200	3,387,744
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.81%, 1/25/35 (b)		31	30,138
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.87%, 4/25/36 (b)		14,998	11,816,267
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.58%, 2/25/36 (b)		4,251	4,196,553
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		1,803	1,756,550
Series 2006-AC1, Class 1A2, 5.75%, 2/25/36 (c)		1,813	1,439,542
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (b)		10,339	7,771,632
Series 2007-AR2, Class A1, 0.60%, 3/25/37 (b)		3,361	2,712,636
Series 2007-AR3, Class 1A1, 0.57%, 3/25/37 (b)		4,338	3,460,121
Series 2007-AR4, Class 1A1, 0.63%, 9/25/47 (b)		5,935	4,717,724
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 0.73%, 5/25/35 (b)		8,055	6,920,035
Series 2005-11, Class 4A1, 0.70%, 4/25/35 (b)		4,908	3,938,545
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		219	188,167
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.25%, 4/25/46 (b)		4,422	2,435,496
Series 2006-OA5, Class 2A1, 0.63%, 4/25/46 (b)		29,330	22,597,195
Series 2007-21, Class 1A1, 6.25%, 2/25/38		442	388,966
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,401	1,145,864
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		2,139	1,749,748
Credit Suisse Commerical Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		443	419,430

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Credit Suisse Mortgage Trust:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)	USD	1,989	$1,743,826
Series 2013-7R, Class 6A1, 3.75%, 6/26/47 (a)(b)		5,100	5,108,867
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		10,187	9,771,963
Series 2015-5R, Class 3A1, 4.75%, 1/27/37 (a)		2,945	2,916,013
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(c)		19,179	18,813,646
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2006-OA1, Class A1, 0.63%, 2/25/47 (b)		2,085	1,603,723
Series 2007-OA4, Class 1A1A, 0.62%, 8/25/47 (b)		3,963	3,153,127
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.24%, 6/27/37 (a)(b)		12,542	12,486,274
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.68%, 10/25/23 (b)		9,940	10,194,684
Series 2014-C01, Class M2, 4.83%, 1/25/24 (b)		23,930	23,308,425
Series 2014-C02, Class 1M2, 3.03%, 5/25/24 (b)		6,500	5,497,279
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.02%, 2/25/37 (b)		3,608	2,549,103
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2015-DN1, Class M3, 4.58%, 1/25/25 (b)		8,700	8,411,746
Series 2015-DNA1, Class M3, 3.73%, 10/25/27 (b)		5,278	4,909,321
Series 2015-DNA2, Class M3, 4.33%, 12/25/27 (b)		8,000	7,449,397
Series 2015-DNA3, Class M3, 5.13%, 4/25/28 (b)		18,000	16,510,199
Series 2016-DNA1, Class M3 5.97%, 7/25/28 (b)		5,000	4,935,822
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.15%, 5/25/35 (b)		132	123,697
GreenPoint Mortgage Funding Trust:
Series 2006-AR1, Class GA1B, 0.59%, 2/25/36 (b)		9,720	7,433,447
Series 2007-AR3, Class A1, 0.65%, 6/25/37 (b)		9,338	7,661,354
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 2.71%, 5/25/35 (b)		3,223	3,083,501
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		75	72,721
HomeBanc Mortgage Trust, Series 2006-2, Class A1, 0.61%, 12/25/36 (b)		5,783	5,099,716
Impac CMB Trust, Series 2005-6, Class 1A1, 0.93%, 10/25/35 (b)		4,440	3,663,591
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,429	1,278,481
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,639	1,663,916
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.73%, 8/25/35 (b)		6,235	5,345,332

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-FLX1, Class A1, 0.64%, 11/25/36 (b)	USD	9,024	$7,667,680
Series 2007-AR15, Class 1A1, 2.87%, 8/25/37 (b)		270	207,743
Series 2007-AR15, Class 2A1, 4.17%, 8/25/37 (b)		1,237	948,760
Series 2007-FLX3, Class A1, 0.66%, 6/25/37 (b)		3,911	3,363,465
Lehman XS Trust:
Series 2006-12N, Class A31A, 0.63%, 8/25/46 (b)		8,182	6,203,492
Series 2007-20N, Class A1, 1.57%, 12/25/37 (b)		22,863	16,418,867
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.53%, 9/01/21 (a)(b)		23,652	23,548,836
Series 2014-2, Class A, 2.43%, 12/01/21 (a)(b)		13,390	13,235,156
Series 2015-2, Class A, 2.24%, 1/01/20 (a)(b)		3,213	3,169,785
Series 2015-3, Class A, 2.42%, 3/01/20 (a)(b)		4,595	4,522,939
Series 2015-6, Class A, 2.43%, 5/01/20 (a)(b)		8,909	8,747,949
Series 2015-10, Class A1, 2.24%, 11/02/20 (a)(b)		5,326	5,231,279
Series 2015-10, Class A2, 3.74%, 11/02/20 (a)(b)		1,500	1,454,766
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 2.88%, 6/25/37 (b)		2,296	1,547,657
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.66%, 12/25/35 (b)		2,473	2,352,518
Series 2006-1, Class 2A1, 2.23%, 2/25/36 (b)		1,151	1,134,493
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		237	240,405
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		814	765,278
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.59%, 2/25/37 (b)		6,779	5,500,238
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		467	400,764
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		502	348,257
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		145	131,111
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.70%, 4/25/37 (b)		750	582,170
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.70%, 8/25/35 (b)		3,457	2,984,706
Series 2005-AR8, Class A1A, 0.71%, 2/25/36 (b)		7,237	5,571,400
Series 2006-AR1, Class 3A1, 0.66%, 2/25/36 (b)		9,514	7,328,818
Series 2006-AR2, Class A1, 0.66%, 2/25/36 (b)		2,457	1,913,149
Series 2006-AR3, Class 11A1, 0.64%, 4/25/36 (b)		5,638	3,985,776
Series 2006-AR4, Class 3A1, 0.62%, 6/25/36 (b)		18,121	14,227,137

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR6, Class 1A3, 0.62%, 7/25/46 (b)	USD	8,130	$5,428,591
Series 2006-AR6, Class 2A1, 0.62%, 7/25/46 (b)		26,873	21,055,902
Series 2006-AR8, Class A1A, 0.63%, 10/25/36 (b)		12,103	9,629,611
Series 2007-AR1, Class 2A1, 0.61%, 1/25/37 (b)		9,427	7,711,105
Series 2007-AR4, Class GA4B, 0.61%, 9/25/47 (b)		6,099	4,934,616
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.90%, 1/25/47 (b)		18,104	16,244,258
Series 2007-OA4, Class 1A, 1.06%, 5/25/47 (b)		4,252	3,530,823
Series 2007-OA5, Class 1A, 1.04%, 6/25/47 (b)		14,049	11,128,048
Series 2007-OA6, Class 1A, 1.07%, 7/25/47 (b)		7,289	5,853,344
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.66%, 10/25/36 (c)		1,799	1,084,161
Series 2006-AR5, Class 1A, 1.27%, 6/25/46 (b)		11,980	7,772,798
Series 2007-OA1, Class 2A, 0.96%, 12/25/46 (b)		11,072	7,436,144
Series 2007-OA5, Class A1A, 1.13%, 5/25/47 (b)		6,666	5,237,805

			868,000,030
Commercial Mortgage-Backed Securities — 3.7%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		4,703	4,611,142
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.12%, 9/15/18 (a)(b)		10,000	9,999,900
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		3,321	3,373,622
Series 2006-6, Class AJ, 5.42%, 10/10/45		3,736	3,725,091
Series 2007-3, Class AJ, 5.74%, 6/10/49 (b)		6,208	6,194,790
Series 2008-1, Class A1A, 6.38%, 2/10/51 (b)		1,361	1,453,414
Series 2015-UBS7, Class D, 3.17%, 9/15/48		4,300	2,946,689
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		155	154,642
Bayview Commercial Asset Trust, Series 2005-3A, Class A1, 0.75%, 11/25/35 (a)(b)		1,935	1,657,089
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.00%, 4/25/36 (a)(b)		5,625	4,750,615
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		1,945	2,001,477
Series 2007-PW16, Class AM, 5.91%, 6/11/40 (b)		2,035	2,114,213
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,104	2,211,289
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class DR3, 4.22%, 5/15/29 (a)(b)		8,700	8,114,795

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	69

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-JWRZ, Class GL3, 4.00%, 5/15/29 (a)(b)	USD	10,980	$10,183,539
Carefree Portfolio Trust:
Series 2014-CARE, Class D, 3.68%, 11/15/19 (a)(b)		4,850	4,792,559
Series 2014-CMZA, Class MZA, 6.40%, 11/15/19 (a)(b)		2,000	2,001,160
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 1.83%, 12/15/27 (a)(b)		2,980	2,942,636
Series 2014-BXCH, Class EPA, 4.58%, 12/15/27 (a)(b)		9,850	9,327,954
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		3,950	2,415,980
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		3,013	2,677,329
Series 2014-388G, Class E, 2.78%, 6/15/33 (a)(b)		6,250	6,034,530
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		1,500	1,074,125
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.32%, 11/15/44 (b)		3,000	3,116,471
Series 2007-CD5, Class AMA, 6.32%, 11/15/44 (b)		2,200	2,331,129
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 1.11%, 12/10/49 (a)(b)		5,176	4,923,793
Series 2007-GG9, Class A4, 5.44%, 3/10/39		1,953	1,999,066
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,014,404
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,020,425
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		1,600	1,630,843
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,104,557
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		745	733,916
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,389,829
Series 2014-CR21, Class D, 4.07%, 12/10/47 (a)(b)		1,000	780,023
Series 2014-FL5, Class A, 1.80%, 10/15/31 (a)(b)		1,530	1,517,098
Series 2014-FL5, Class D, 4.43%, 10/15/31 (a)(b)		4,850	4,673,111
Series 2014-FL5, Class HFL1, 3.68%, 7/15/31 (a)(b)		3,261	3,126,943
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,460,096
Series 2014-LC15, Class D, 5.11%, 4/10/47 (a)(b)		4,100	3,522,256
Series 2014-PAT, Class E, 3.47%, 8/13/27 (a)(b)		1,000	965,532
Series 2014-PAT, Class F, 2.76%, 8/13/27 (a)(b)		2,000	1,887,819
Series 2014-PAT, Class G, 1.91%, 8/13/27 (a)(b)		2,000	1,846,520
Series 2014-TWC, Class E, 3.57%, 2/13/32 (a)(b)		4,000	3,967,370
Series 2014-TWC, Class F, 4.57%, 2/13/32 (a)(b)		2,000	2,000,000

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS2, Class A2, 2.82%, 3/10/47	USD	4,355	$4,461,977
Series 2015-CR23, Class A2, 2.85%, 5/10/48		1,615	1,657,140
Series 2015-CR23, Class CME, 3.81%, 5/10/48 (a)(b)		2,180	1,910,531
Series 2015-CR23, Class D, 4.40%, 5/10/48 (b)		4,650	3,510,703
Series 2015-CR25, Class D, 3.95%, 8/10/48 (b)		4,125	2,932,436
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	1,901,238
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		2,820	2,607,372
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		1,500	1,461,259
Series 2015-TEXW, Class E, 3.98%, 2/10/34 (a)(b)		3,570	3,312,387
Credit Suisse Commercial Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,500	4,570,282
Series 2007-C2, Class AM, 5.62%, 1/15/49 (b)		3,686	3,798,630
Series 2014-TIKI, Class D, 2.68%, 9/15/38 (a)(b)		4,000	3,860,339
Series 2014-TIKI, Class E, 3.58%, 9/15/38 (a)(b)		1,955	1,883,871
Series 2014-TIKI, Class F, 4.25%, 9/15/38 (a)(b)		1,725	1,656,314
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.94%, 4/15/50 (a)(b)		6,125	4,689,496
Series 2015-C3, Class D, 3.51%, 8/15/48 (b)		505	356,472
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.19%, 12/25/45 (a)(b)		1,009	1,035,281
Series 2015-K50, Class C, 3.91%, 8/25/25 (a)(b)		6,217	4,957,471
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a)(b)		5,308	4,937,310
Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		1,500	1,367,954
Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (a)(b)		10,350	9,398,929
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,891	1,946,858
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.71%, 6/10/28 (a)(b)		10,225	9,660,998
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.41%, 5/15/32 (a)(b)		1,700	1,667,836
Series 2015-WOLF, Class D, 3.93%, 5/15/34 (a)(b)		7,275	6,985,953
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.55%, 12/10/27 (a)(b)		5,000	5,026,287
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,045,412
GS Mortgage Securities Corp. Trust:
Series 2013-NYC5, Class F, 3.77%, 1/10/30 (a)(b)		6,500	6,347,257

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2013-NYC5, Class G, 3.77%, 1/10/30 (a)(b)	USD	1,840	$1,780,357
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)		1,575	1,195,511
Series 2015-GC32, Class D, 3.35%, 7/10/48		3,000	2,092,573
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,011,296
Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)		19,529	19,561,971
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		2,750	2,000,645
Series 2014-C23, Class D, 4.11%, 9/15/47 (a)(b)		1,000	747,675
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,537,939
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Class AJ, 5.48%, 5/15/45 (b)		2,000	2,025,868
Series 2006-LDP9, Class A3, 5.34%, 5/15/47		2,660	2,710,358
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		7,965	7,964,987
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,755	2,811,783
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		6,614	6,646,946
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,519,659
Series 2014-CBMZ, Class M, 6.65%, 10/09/19 (a)(b)		2,000	1,940,340
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		5,200	5,075,972
Series 2014-FBLU, Class E, 3.93%, 12/15/28 (a)(b)		4,000	3,962,020
Series 2014-FL6, Class A, 1.83%, 11/15/31 (a)(b)		1,590	1,567,661
Series 2015-CSMO, Class E, 4.38%, 1/15/32 (a)(b)		2,880	2,784,303
Series 2015-FL7, Class DAL1, 3.93%, 5/15/28 (a)(b)		3,390	3,118,800
Series 2015-FL7, Class DAL2, 4.58%, 5/15/28 (a)(b)		2,750	2,577,666
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		5,750	4,653,744
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		3,750	3,496,704
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 6.05%, 7/15/44 (b)		2,516	2,619,579
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class A4, 5.42%, 2/15/40		3,526	3,569,610
Series 2007-C1, Class AJ, 5.48%, 2/15/40		5,445	5,430,936
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		1,525	1,558,364
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	750,803
Series 2007-C7, Class AJ, 6.45%, 9/15/45 (b)		1,844	1,848,627
LCCM Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		2,500	2,368,393
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.03%, 9/15/28 (a)(b)		9,390	9,220,525

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)	USD	7,000	$6,914,812
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		1,001	1,032,432
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,360,918
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,192,733
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,652,840
Series 2015-C25, Class D, 3.07%, 10/15/48		3,250	2,175,226
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,000	664,487
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A1A, 5.32%, 12/15/43		2,548	2,595,837
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		1,225	1,241,714
Series 2007-IQ15, Class A4, 6.11%, 6/11/49 (b)		2,850	2,960,309
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		6,375	4,783,928
Series 2015-XLF2, Class AFSB, 3.18%, 8/15/26 (a)(b)		3,000	3,000,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 5.99%, 8/15/45 (a)(b)		1,444	1,483,505
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)		1,000	957,700
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.68%, 8/27/24 (a)(b)		4,000	4,020,000
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.43%, 8/15/32 (a)(b)		3,750	3,695,812
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.45%, 11/15/30 (a)(b)		3,000	2,837,035
Series 2013-PENN, Class D, 4.08%, 12/13/29 (a)(b)		3,000	2,999,235
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class A1A, 5.90%, 6/15/49 (b)		1,627	1,685,239
Series 2007-C33, Class AJ, 6.15%, 2/15/51 (b)		5,240	5,278,026
Series 2007-C33, Class AM, 6.15%, 2/15/51 (b)		2,565	2,672,856
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,496,337
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		1,700	1,257,053
Series 2015-C31, Class D, 3.85%, 11/15/48		2,250	1,605,143
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,461,891
Series 2015-NXS4, Class D, 3.76%, 12/15/48 (b)		3,000	2,277,615
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,093	753,940
WFRBS Commercial Mortgage Trust:
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,006,350

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	71

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C20, Class ASB, 3.64%, 5/15/47	USD	1,490	$1,564,674

			446,497,036
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		78,000	6,420,180
Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		35,000	699,300
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class XCP, 0.00%, 8/15/18 (a)(b)		151,027	15
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 1.66%, 11/15/30 (a)(b)		128,052	121,393
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.30%, 3/10/47 (b)		33,320	2,303,471
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.86%, 2/10/47 (b)		35,277	1,406,324
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.49%, 3/10/46 (b)		7,649	515,843
Series 2014-CR15, Class XA, 1.47%, 2/10/47 (b)		62,694	3,626,484
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	780,634
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (a)(b)		12,675	725,263
Series 2015-CR25, Class XA, 1.13%, 8/10/48 (b)		66,807	4,532,614
Credit Suisse Commercial Mortgage Trust, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		67,585	1,604,338
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	4,933,500
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.84%, 12/10/27 (a)(b)		40,383	984,410
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.19%, 4/10/47 (b)		10,681	688,332
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FBLU, Class XCP, 0.31%, 12/15/28 (a)(b)		340,000	3,400
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class XA, 1.36%, 11/15/46 (b)		19,346	1,202,404
Series 2014-C15, Class XB, 0.49%, 4/15/47 (a)(b)		80,982	2,165,321
Series 2014-C19, Class XA, 1.31%, 12/15/47 (b)		39,337	2,505,418
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		12,675	1,397,419
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	1,033,615
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.34%, 9/15/57 (b)		40,462	2,919,184
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 1.02%, 6/15/46 (b)		41,568	1,865,011
Series 2013-C15, Class XA, 0.73%, 8/15/46 (b)		23,261	705,531
Series 2013-C17, Class XA, 1.73%, 12/15/46 (b)		50,978	3,479,615

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2013-UBS1, Class XA, 1.27%, 3/15/46 (b)	USD	93,899	$4,400,047
Series 2014-C20, Class XB, 0.73%, 5/15/47 (b)		57,079	2,543,416
Series 2014-LC14, Class XA, 1.60%, 3/15/47 (b)		64,686	4,624,317

			58,186,799
Total Non-Agency Mortgage-Backed Securities — 11.5%			1,372,683,865

Other Interests (m)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow, (d)(i)		450	—
Total Other Interests — 0.0%			—

Participation Notes (d)		Par (000)
Beverages — 0.0%
Deutsche Bank AG (Kweichow Moutai Co., Ltd., Class A), due 6/10/16		53,200	1,622,573
Textiles, Apparel & Luxury Goods — 0.0%
Deutsche Bank AG (Heilan Home Co. Ltd., Class A), due 12/17/25		975,721	2,175,858
Transportation Infrastructure — 0.1%
Deutsche Bank AG (Shanghai International Airport & Co., Ltd., Class A), due 1/19/17		822,000	3,231,124
Total Participation Notes — 0.1%			7,029,555

Preferred Securities
Capital Trusts
Banks — 2.3%
ABN AMRO Bank NV, 5.75% (b)(j)	EUR	8,900	9,369,446
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(j)		4,000	4,040,247
7.00% (b)(j)		4,000	4,076,645
Banco Popular Espanol SA:
8.25% (b)(j)		4,600	4,221,549
11.50% (b)(j)		3,000	3,213,322
Banco Santander SA, 6.25% (b)(j)		6,500	6,478,101
Bank of America Corp.:
6.10% (b)(j)	USD	25,681	26,109,873
6.25% (b)(j)		7,935	7,935,000
8.00% (b)(j)		8,560	8,642,861
Bank of East Asia Ltd., 5.50% (b)(j)		3,500	3,325,175
Bank of Ireland, 7.38% (j)	EUR	4,040	4,438,569
Barclays PLC:
7.88% (b)(j)	GBP	2,352	3,204,560
8.00% (b)(j)	EUR	2,200	2,499,670
BNP Paribas SA, 7.38% (a)(b)(j)	USD	5,771	5,662,794
Citigroup, Inc.:
5.95% (b)(j)		13,425	13,026,277
6.13% (b)(j)		14,571	14,657,406
6.30% (b)(j)		10,000	9,700,000
Citizens Financial Group, Inc., 5.50% (a)(b)(j)		5,500	5,347,100

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
Commonwealth Bank of Australia, 4.50%, 12/09/25	USD	2,450	$2,462,858
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.50% (b)(j)	EUR	5,047	5,378,542
Credit Agricole SA:
6.50% (b)(j)		1,670	1,791,011
6.64% (a)(b)(j)	USD	500	500,978
8.13% (a)(b)(j)		17,550	17,539,470
8.38% (a)(b)(j)		850	945,247
Danske Bank A/S, 5.88% (b)(j)	EUR	4,100	4,391,541
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	USD	150	180,000
HSBC Holdings PLC, 5.25% (b)(j)	EUR	2,758	2,823,401
ICICI Bank Ltd., 6.38%, 4/30/22 (b)	USD	3,000	3,022,941
Intesa Sanpaolo SpA:
7.00% (b)(j)	EUR	4,350	4,653,550
7.70% (a)(b)(j)	USD	4,883	4,712,095
JPMorgan Chase & Co., 6.13% (b)(j)		700	702,401
JPMorgan Chase Capital XXI, 1.28%, 2/02/37 (b)		22,175	16,797,563
JPMorgan Chase Capital XXIII, 1.36%, 5/15/47 (b)		4,275	3,208,387
Lloyds Banking Group PLC, 7.00% (b)(j)	GBP	5,650	7,901,287
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,219,492
Nordea Bank AB, 5.50% (a)(b)(j)		3,140	3,014,400
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(j)		300	343,500
7.64% (b)(j)		400	411,000
7.65% (b)(j)		500	617,500
Santander UK Group Holdings PLC, 7.38% (b)(j)	GBP	5,775	8,053,975
Skandinaviska Enskilda Banken AB, 5.75% (b)(j)	USD	3,500	3,329,375
Société Générale SA, 8.00% (a)(b)(j)		18,925	18,688,437
Swedbank AB, 5.50% (b)(j)		2,000	1,945,000
UniCredit SpA, 6.75% (b)(j)		2,920	2,727,214
Wells Fargo & Co.:
5.90% (b)(j)		6,645	6,703,144
7.98% (b)(j)		8,450	8,830,250

			270,843,154
Capital Markets — 1.1%
Bank of New York Mellon Corp.:
4.50% (b)(j)		15,003	13,579,215
4.95% (b)(j)		12,125	11,962,525
Credit Suisse Group AG:
6.25% (a)(b)(j)		13,600	13,275,858
7.50% (a)(b)(j)		6,150	6,313,467
Goldman Sachs Group, Inc.:
5.38% (b)(j)		17,320	16,908,650
5.70% (b)(j)		10,000	9,862,500
Morgan Stanley:
5.45% (b)(j)		13,150	12,689,750
5.55% (b)(j)		9,450	9,349,594
State Street Capital Trust IV, 1.51%, 6/15/37 (b)		28,010	22,001,855
State Street Corp., 5.25% (b)(j)		10,450	10,502,250
UBS Group AG:
5.75% (b)(j)	EUR	3,783	4,231,291
7.00% (b)(j)	USD	1,801	1,870,789
7.13% (b)(j)		2,300	2,369,092

			134,916,836
Construction & Engineering — 0.0%
CRCC Yupeng Ltd., 3.95% (b)(j)		1,000	1,016,600
Consumer Finance — 0.2%
Capital One Financial Corp., 5.55% (b)(j)		21,975	21,851,391

Preferred Securities		Par (000)	Value
Diversified Financial Services — 0.3%
ING Groep NV, 6.50% (b)(j)	USD	1,670	$1,617,813
JPMorgan Chase & Co., 7.90% (b)(j)		10,555	10,653,953
Nationwide Building Society, 6.88% (b)(j)	GBP	2,900	4,018,387
Société Générale SA, 5.92% (a)(b)(j)	USD	700	707,000
Voya Financial, Inc., 5.65%, 5/15/53 (b)		15,507	15,041,790

			32,038,943
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (b)(j)	EUR	882	988,072
7.00%, 3/28/73 (a)(b)	USD	200	204,250
Orange SA:
4.00% (b)(j)	EUR	3,005	3,165,779
5.00% (b)(j)		970	1,021,407

			5,379,508
Electric Utilities — 0.1%
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	800	880,000
6.50%, 1/10/74 (b)	EUR	1,936	2,228,377
6.63%, 9/15/76 (b)	GBP	792	1,134,056
Gas Natural Fenosa Finance BV:
3.38% (b)(j)	EUR	900	788,405
4.13% (b)(j)		2,700	2,628,896

			7,659,734
Food & Staples Retailing — 0.0%
Casino Guichard Perrachon SA, 4.87% (b)(j)		1,000	855,965
Industrial Conglomerates — 0.0%
General Electric Co., 5.00% (b)(j)	USD	1,352	1,389,180
Insurance — 1.2%
Allstate Corp.:
5.75%, 8/15/53 (b)		6,730	6,856,187
6.50%, 5/15/67 (b)		2,300	2,496,650
American International Group, Inc., 6.25%, 3/15/87		1,494	1,617,255
AXA SA, 6.38% (a)(b)(j)		16,000	17,040,000
China Life Insurance Co. Ltd, 4.00%, 7/03/75 (b)		1,000	983,500
Chubb Corp., 6.38%, 3/29/67 (b)		430	402,695
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	16,088,466
Generali Finance BV, 5.48% (b)(j)	EUR	2,200	2,413,039
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)	USD	4,100	1,086,500
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (a)(b)		2,150	1,999,500
7.80%, 3/07/87 (a)		21,838	24,895,320
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45 (b)		2,500	2,618,875
MetLife Capital Trust IV, 7.88%, 12/15/67 (a)		2,664	3,196,800
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	900,000
Nippon Life Insurance Co., 5.00%, 1/20/46 (a)(b)		16,240	16,321,200
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		20,436	20,186,742
Prudential Financial, Inc., 5.38%, 5/15/45 (b)		750	735,150
Vienna Insurance Group AG Wiener Versicherung Gruppe, 5.50%, 10/09/43 (b)	EUR	2,300	2,609,389
XLIT Ltd.:
6.50% (b)(j)	USD	23,785	17,256,017
4.45%, 3/31/25		750	740,478

			140,443,763

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	73

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Media — 0.0%
AMC Entertainment, Inc., 5.75%, 6/15/25	USD	500	$509,375
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		146	154,760

			664,135
Multi-Utilities — 0.0%
Dominion Resources, Inc., 7.50%, 6/30/66 (b)		250	209,063
Oil, Gas & Consumable Fuels — 0.2%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)		175	99,750
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		20,000	16,000,000
Noble Group Ltd., 6.00% (j)		2,950	899,750
TOTAL SA, 2.63% (b)(j)	EUR	894	843,287
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	13,076	8,728,230

			26,571,017
Real Estate Management & Development — 0.0%
Central Plaza Development Ltd., 7.13% (b)(j)		600	616,110
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
4.20% (b)(j)	EUR	4,900	5,039,264
6.50% (b)(j)		900	1,004,214

			6,043,478
Total Capital Trusts — 5.5%			650,498,877

Preferred Stocks		Shares
Banks — 0.0%
Santander Finance Preferred SAU, 4.00% (j)		82,000	1,757,260
Capital Markets — 0.0%
Goldman Sachs Group, Inc., 5.50% (j)		115,794	2,891,376
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,559,180
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	4,363,746

			6,922,926
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		467,259	11,826,325
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (l)		11,108	1,178,337
Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(j)		5,000	6,196,875
Public Storage, 5.20% (j)		60,000	1,509,600
Suntrust Real Estate Investment Corp., 9.00% (a)(j)		15	1,833,459

			9,539,934
Total Preferred Stocks — 0.3%			34,116,158

Trust Preferreds
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		182,724	4,650,326
RBS Capital Funding Trust V, Series E, 5.90% (j)		260,738	6,419,370
RBS Capital Funding Trust VII, Series G, 6.08% (j)		228,238	5,683,126

			16,752,822
Total Trust Preferreds — 0.1%			16,752,822
Total Preferred Securities — 5.9%			701,367,857

Rights		Shares	Value
Textiles, Apparel & Luxury Goods — 0.0%
Eclat Textile Co. Ltd. (Expires 2/16/16, Strike Price TWD 320) (d)		2,621	$11,910
Total Rights — 0.0%			11,910

Taxable Municipal Bonds		Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	295,853
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	854,983
Massachusetts Institute of Technology, 4.68%, 7/01/2114		340	359,453
Northwestern University, 3.69%, 12/01/38		400	413,775
President and Fellows of Harvard College, 3.62%, 10/01/37		290	292,592
Princeton University, 5.70%, 3/01/39		150	195,909
Total Taxable Municipal Bonds — 0.0%			2,412,565

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 4286, Class MP, 4.00%, 12/15/43		1,665	1,804,066
Series 4390, Class CA, 3.50%, 6/15/50		1,595	1,688,158
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		4,867	5,091,933

			8,584,157
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Fannie Mae, Series 2013-M5, Class X2, 2.33%, 1/25/22 (b)		3,232	306,605
Freddie Mac:
Series K49, Class X3, 1.60%, 10/25/43 (b)		4,700	524,520
Series K714, Class X1, 0.87%, 10/25/20 (b)		58,371	1,614,357

			2,445,482
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,932	2,030,091
3.50%, 12/01/26-8/01/30		18,686	19,823,035
4.00%, 5/01/27		2,640	2,810,048
2.50%, 4/01/28-7/01/30		11,644	11,973,455
3.00%, 6/01/28-2/01/30		18,929	19,782,277
Freddie Mac Mortgage-Backed Securities:
4.00%, 7/01/26		746	795,594
2.50%, 5/01/30		3,873	3,964,904
2.97%, 11/01/45 (b)		8,244	8,537,126

			69,716,530
Total U.S. Government Sponsored Agency Securities — 0.7%			80,746,169
Total Long-Term Investments (Cost — $11,375,301,368) — 92.1%			10,957,198,562

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Short-Term Securities	Shares	Value
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class (k)(n)	1,104,589,991	$1,104,589,991
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series (k)(n)(o)	USD 204,402	204,402,123
Total Money Market Funds — 11.0%		1,308,992,114

Short-Term Securities		Par (000)	Value
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bill, 0.15%, 11/12/16 (n)	USD	500	$499,543
Total Short-Term Securities (Cost — $1,309,491,524) — 11.0%			1,309,491,657
Total Investments (Cost — $12,684,792,892) — 103.1%			12,266,690,219
Liabilities in Excess of Other Assets — (3.1)%			(371,822,796)

Net Assets — 100.0%			$11,894,867,423

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

(f)	During the six months ended January 31, 2016, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at January 31, 2016	Value at January 31, 2016
Japan Senior Living Investment Corp.	4,562	—	—	4,562	$5,171,706

(g)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $8,213 and an original cost of $8,213 which was less than 0.05% of its net assets.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Perpetual security with no stated maturity date.

(k)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest/ Par Value Held at July 31, 2015	Shares/ Beneficial Interest/ Par Value Purchased		Shares/ Beneficial Interest/ Par Value Sold		Shares/ Beneficial Interest/ Par Value Held at January 31, 2016	Value at January 31, 2016	Income		Realized Gain (Loss)
BlackRock, Inc.	6,319	—		6,319		—	—	$13,775		$(112,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,905,303	798,684,688	[1]	—		1,104,589,991	$1,104,589,991	$499,156		$16,430
BlackRock Liquidity Series, LLC, Money Market Series	$583,954,301	—		$379,552,178	[2]	$204,402,123	$204,402,123	$3,563,958	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,882,712	1,390,295		4,520,714		2,752,293	$218,201,789	$16,324,408		$(59,309,313)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—		—		399,514	$45,604,523	$791,018		—
iShares U.S. Preferred Stock ETF	1,739,167	—		1,739,167		—	—	$1,461,961		$(1,001,308)
PNC Bank N.A.	$5,760,000	—		$3,940,000		$1,820,000	$1,827,956	$30,201		$(39,090)
PNC Funding Corp.	$1,760,000	—		$500,000		$1,260,000	$1,343,315	$20,943		$(4,443)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Convertible security.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Current yield as of period end.

(o)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	75

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1,573	Australian Government Bonds (10 Year)	March 2016	USD	144,073,724	$2,817,979
(4,338)	Euro STOXX 50 Index	March 2016	USD	142,295,761	10,394,624
44	Euro STOXX 50 Index	March 2016	USD	1,443,295	(105,432)
(267)	Euro-Bobl	March 2016	USD	38,304,005	(172,926)
(166)	Euro-Bund	March 2016	USD	29,374,722	(570,052)
(13)	Long Gilt British	March 2016	USD	2,228,783	(55,757)
266	Mini MSCI Emerging Markets Index	March 2016	USD	9,945,740	(475,310)
434	S&P 500 E-Mini Index	March 2016	USD	41,883,170	1,293,248
573	U.S. Treasury Bonds (30 Year)	March 2016	USD	92,270,906	4,547,313
3,028	U.S. Treasury Notes (2 Year)	March 2016	USD	661,996,500	3,284,411
(919)	U.S. Treasury Notes (5 Year)	March 2016	USD	110,897,453	(1,208,954)
(5,466)	U.S. Treasury Notes (10 Year)	March 2016	USD	708,274,031	(19,184,127)
33	U.S. Treasury Notes (10 Year)	March 2016	USD	4,276,078	115,821
(102)	U.S. Ultra Treasury Bonds	March 2016	USD	16,951,125	(729,896)
Total					$(49,058)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	507,267	EUR	467,000	Morgan Stanley & Co. International PLC	2/03/16	$1,311
EUR	730,000	USD	790,765	Bank of New York Mellon	2/16/16	366
EUR	640,000	USD	692,269	Barclays Bank PLC	2/16/16	1,326
EUR	3,520,000	USD	3,810,147	Barclays Bank PLC	2/16/16	4,624
EUR	1,020,000	USD	1,112,104	Citibank N.A.	2/16/16	(6,687)
EUR	580,000	USD	632,415	UBS AG	2/16/16	(3,844)
EUR	610,000	USD	664,690	UBS AG	2/16/16	(3,608)
GBP	420,000	USD	595,789	Barclays Bank PLC	2/16/16	2,682
GBP	240,000	USD	339,394	Citibank N.A.	2/16/16	2,589
GBP	2,040,000	USD	2,914,058	JPMorgan Chase Bank N.A.	2/16/16	(7,198)
USD	20,844,111	EUR	19,050,000	Bank of America N.A.	2/16/16	198,832
USD	3,014,138	EUR	2,750,000	Bank of New York Mellon	2/16/16	33,848
USD	1,343,900	EUR	1,240,000	Barclays Bank PLC	2/16/16	60
USD	382,224	EUR	350,000	Barclays Bank PLC	2/16/16	2,914
USD	753,527	EUR	690,000	Barclays Bank PLC	2/16/16	5,745
USD	10,350,922	EUR	9,570,000	Deutsche Bank AG	2/16/16	(20,486)
USD	103,867,174	EUR	95,250,000	Deutsche Bank AG	2/16/16	640,777
USD	145,599,423	EUR	133,520,000	Deutsche Bank AG	2/16/16	898,232
USD	3,785,009	EUR	3,500,000	Goldman Sachs International	2/16/16	(8,087)
USD	1,191,354	EUR	1,100,000	Goldman Sachs International	2/16/16	(762)
USD	12,923,342	EUR	11,920,000	Goldman Sachs International	2/16/16	5,141
USD	1,116,148	EUR	1,020,000	Goldman Sachs International	2/16/16	10,732
USD	2,205,121	EUR	2,020,000	Goldman Sachs International	2/16/16	15,963
USD	10,862	EUR	10,000	JPMorgan Chase Bank N.A.	2/16/16	25
USD	14,392,045	EUR	13,250,000	JPMorgan Chase Bank N.A.	2/16/16	32,467

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,046,719	EUR	2,780,000	JPMorgan Chase Bank N.A.	2/16/16	$ 33,917
USD	35,300,639	EUR	32,560,000	Morgan Stanley & Co. International PLC	2/16/16	14,010
USD	5,059,379	EUR	4,650,000	Morgan Stanley & Co. International PLC	2/16/16	19,980
USD	2,533,794	EUR	2,330,000	UBS AG	2/16/16	8,675
USD	1,842,965	EUR	1,690,000	UBS AG	2/16/16	11,442
USD	4,906,576	EUR	4,500,000	UBS AG	2/16/16	29,738
USD	7,939,276	EUR	7,270,000	UBS AG	2/16/16	60,474
USD	9,027,985	GBP	6,270,000	Bank of America N.A.	2/16/16	93,663
USD	2,862,620	GBP	2,010,000	Citibank N.A.	2/16/16	(1,493)
USD	2,091,443	GBP	1,460,000	Deutsche Bank AG	2/16/16	11,042
USD	1,127,336	GBP	790,000	Goldman Sachs International	2/16/16	1,639
USD	6,335,771	GBP	4,390,000	Goldman Sachs International	2/16/16	80,320
USD	4,201,677	GBP	2,900,000	JPMorgan Chase Bank N.A.	2/16/16	69,374
USD	12,996,030	GBP	8,920,000	Morgan Stanley & Co. International PLC	2/16/16	285,638
USD	40,532,460	GBP	27,820,000	Morgan Stanley & Co. International PLC	2/16/16	890,858
USD	1,417,277	GBP	1,000,000	UBS AG	2/16/16	(7,655)
USD	2,543,638	GBP	1,790,000	UBS AG	2/16/16	(6,990)
USD	1,432,264	GBP	1,010,000	UBS AG	2/16/16	(6,917)
USD	12,239,669	GBP	8,510,000	UBS AG	2/16/16	113,500
USD	510,305	EUR	467,000	UBS AG	3/03/16	3,993
CNH	2,688,888	USD	403,465	Bank of America N.A.	3/10/16	1,631
CNH	729,864	USD	109,844	Citibank N.A.	3/10/16	114
CNH	554,520	USD	83,326	Citibank N.A.	3/10/16	216
CNH	2,688,888	USD	404,133	Citibank N.A.	3/10/16	962
CNH	621,240	USD	94,773	JPMorgan Chase Bank N.A.	3/10/16	(1,180)
CNH	417,390	USD	63,163	UBS AG	3/10/16	(281)
USD	26,530,031	CNH	172,225,000	Deutsche Bank AG	3/10/16	583,411
USD	26,530,175	CNH	172,225,940	Deutsche Bank AG	3/10/16	583,415
USD	3,222,334	EUR	2,947,697	Citibank N.A.	3/10/16	25,780
USD	1,739,998	GBP	1,150,000	BNP Paribas S.A.	3/10/16	101,252
USD	2,161,644	SGD	3,025,902	BNP Paribas S.A.	3/10/16	39,387
MXN	110,510,592	USD	6,051,263	HSBC Bank PLC	4/29/16	3,090
MXN	1,833,708	USD	100,495	JPMorgan Chase Bank N.A.	4/29/16	(35)
Total						$4,849,932

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$23,101	$22,401	$700
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(26,354)	(26,662)	308
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,458	(94,426)	(86,731)	(7,695)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,458	(94,426)	(82,974)	(11,452)
Commonwealth of Australia	1.00%	Citibank N.A.	12/20/20	USD	3,084	(84,227)	(75,034)	(9,193)
Republic of Korea	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	10,000	(184,037)	(122,047)	(61,990)
Republic of Korea	1.00%	UBS AG	3/20/21	USD	7,000	(125,158)	(134,630)	9,472
Total						$(585,527)	$(505,677)	$(79,850)

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	77

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	1.00%	Deutsche Bank AG	6/20/17	BB+	USD	4,795	$(87,601)	$(35,838)	$(51,763)
Vougeot Bidco PLC	5.00%	Citibank N.A.	9/20/20	B	EUR	390	32,979	37,508	(4,529)
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	24,650	(3,203,194)	(1,059,746)	(2,143,448)
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	9,163	(1,190,704)	(475,939)	(714,765)
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	25,100	(3,261,669)	(3,304,254)	42,585
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	24,000	(3,116,728)	(1,247,590)	(1,869,138)
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	10,000	(1,299,470)	(436,405)	(863,065)
CMBX.NA Series 7 BBB-	3.00%	Goldman Sachs International	1/17/47	BBB-	USD	20,000	(2,598,940)	(1,035,623)	(1,563,317)
CMBX.NA Series 7 BBB-	3.00%	Goldman Sachs International	1/17/47	BBB-	USD	9,900	(1,286,475)	(1,429,536)	143,061
CMBX.NA Series 7 BBB-	3.00%	Goldman Sachs International	1/17/47	BBB-	USD	5,000	(649,735)	(258,906)	(390,829)
CMBX.NA Series 7 BBB-	3.00%	UBS AG	1/17/47	BBB-	USD	10,000	(1,299,470)	(524,220)	(775,250)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	BBB-	USD	14,900	(3,164,442)	(1,672,338)	(1,492,104)
Total							$(21,125,449)	$(11,442,887)	$(9,682,562)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Derivative Financial Instruments Categorized by Risk Exposure

      As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	$11,687,872	—	$10,765,524	—	$22,453,396
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$4,925,155	—	—	4,925,155
	Unrealized appreciation on OTC swaps;
Swaps — OTC	Swap premiums paid	—	$256,035	—	—	—	—	256,035
Total		—	$256,035	$11,687,872	$4,925,155	$10,765,524	—	$27,634,586

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	$580,742	—	$21,921,712	—	$22,502,454
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$75,223	—	—	75,223
	Unrealized depreciation on OTC swaps;
Swaps — OTC	Swap premiums received	—	$21,967,011	—	—	—	—	21,967,011
Total		—	$21,967,011	$580,742	$75,223	$21,921,712	—	$44,544,688

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

For the six months end January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$3,706,314	$15,101,032	$(2,714,662)	—	$16,092,684
Foreign currency transactions	—	—	—	8,605,520	—	—	8,605,520
Options purchased[1]	—	—	(21,881,068)	—	(1,717)	—	(21,882,785)
Swaps	—	$(1,621,697)	—	—	(91,061)	—	(1,712,758)
Total	—	$(1,621,697)	$(18,174,754)	$23,706,552	$(2,807,440)	—	$1,102,661

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$22,632,499	$(5,895,038)	$(14,458,708)	—	$2,278,753
Foreign currency translations	—	—	—	2,609,504	—	—	2,609,504
Options purchased[2]	—	—	10,513,733	—	—	—	10,513,733
Swaps	—	$(10,402,244)	—	—	99,162	—	(10,303,082)
Total	—	$(10,402,244)	$33,146,232	$(3,285,534)	$(14,359,546)	—	$5,098,908

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments:

Financial futures contracts:
Average notional value of contracts — long	$791,533,625
Average notional value of contracts — short	$843,371,396
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$458,121,798
Average amounts sold — in USD	$13,236,644
Options:
Average value of option contracts purchased	$877,500
Credit default swaps:
Average notional value — buy protection	$38,666,837
Average notional value — sell protection	$355,306,554

      For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

      The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$3,215,225	$6,277,944
Forward foreign currency exchange contracts	4,925,155	75,223
Swaps — OTC[1]	256,035	21,967,011
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$8,396,415	$28,320,178
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,215,225)	(6,277,944)
Total derivative assets and liabilities subject to an MNA	$5,181,190	$22,042,234

[1]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	79

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:

	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Bank of America N.A.	$294,126	—	—	—	$294,126
Bank of New York Mellon	34,214	—	—	—	34,214
Barclays Bank PLC	17,659	$(17,659)	—	—	—
BNP Paribas S.A.	140,639	—	—	—	140,639
Citibank N.A.	67,169	(67,169)	—	—	—
Credit Suisse International	42,585	(42,585)	—	—	—
Deutsche Bank AG	2,716,877	(108,087)	—	—	2,608,790
Goldman Sachs International	256,856	(256,856)	—	—	—
HSBC Bank PLC	3,090	—	—	—	3,090
JPMorgan Chase Bank N.A.	135,783	(8,413)	—	—	127,370
Morgan Stanley & Co. International PLC	1,211,797	—	—	—	1,211,797
Morgan Stanley Capital Services LLC	23,101	(23,101)	—	—	—
UBS AG	237,294	(237,294)	—	—	—
Total	$5,181,190	$(761,164)	—	—	$4,420,026

	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$7,585,002	$(17,659)	—	$(7,510,000)	$57,343
Citibank N.A.	285,788	(67,169)	—	—	218,619
Credit Suisse International	7,720,452	(42,585)	—	(4,140,000)	3,537,867
Deutsche Bank AG	108,087	(108,087)	—	—	—
Goldman Sachs International	4,687,060	(256,856)	—	(4,300,000)	130,204
JPMorgan Chase Bank N.A.	8,413	(8,413)	—	—	—
Morgan Stanley Capital Services LLC	184,037	(23,101)	—	—	160,936
UBS AG	1,463,395	(237,294)	—	(1,120,000)	106,101
Total	$22,042,234	$(761,164)	—	$(17,070,000)	$4,211,070

[1]	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$925,674,952	$217,920,406	$1,143,595,358
Common Stocks[1]	$963,641,829	1,335,521,696	42,399	2,299,205,924
Corporate Bonds[1]	—	2,766,486,725	—	2,766,486,725
Equity-Linked Notes[1]	—	1,007,550,200	20,653,255	1,028,203,455
Floating Rate Loan Interests[1]	—	655,515,822	59,868,280	715,384,102
Foreign Agency Obligations	—	140,629,096	—	140,629,096
Foreign Government Obligations	—	176,635,628	—	176,635,628
Investment Companies	522,806,353	—	—	522,806,353
Non-Agency Mortgage-Backed Securities	—	1,289,101,168	83,582,697	1,372,683,865
Participation Notes[1]	2,175,858	4,853,697	—	7,029,555
Preferred Securities[1]	42,838,646	656,695,752	1,833,459	701,367,857
Rights	—	11,910	—	11,910
U.S. Government Sponsored Agency Securities	—	80,221,649	524,520	80,746,169
Taxable Municipal Bonds	—	2,412,565	—	2,412,565
Short-Term Securities:
Money Market Funds	1,104,589,991	204,402,123	—	1,308,992,114
U.S. Treasury Obligations	—	499,543	—	499,543

Total	$2,636,052,677	$9,246,212,526	$384,425,016	$12,266,690,219

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$196,126	—	$196,126
Equity contracts	$11,687,872	—	—	11,687,872
Foreign currency exchange contracts	—	4,925,155	—	4,925,155
Interest rate contracts	10,765,524	—	—	10,765,524
Liabilities:
Credit contracts	—	(9,958,538)	—	(9,958,538)
Equity contracts	(580,742)	—	—	(580,742)
Foreign currency exchange contracts	—	(75,223)	—	(75,223)
Interest rate contracts	(21,921,712)	—	—	(21,921,712)

Total	$(49,058)	$(4,912,480)	—	$(4,961,538)

[1] Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,433,758	—	—	$10,433,758
Cash pledged for financial futures contracts	27,631,775	—	—	27,631,775
Cash pledged as collateral for OTC derivatives	17,070,000	—	—	17,070,000
Foreign currency at value	7,062,535	—	—	7,062,535
Liabilities:
Collateral on securities loaned at value	—	$(204,402,123)	—	(204,402,123)

Total	$62,198,068	$(204,402,123)	—	$(142,204,055)

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	81

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

During the six months ended January 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsor Agency Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$202,515,672	$976,332	—	$62,156,053	$105,836,884	$1,833,459	—	$373,318,400
Transfers into Level 3	—	—	—	2,299,899	600,564	—	—	2,900,463
Transfers out of Level 3	(22,310,305)	(924,863)	—	(4,523,902)	(29,906,870)	—	—	(57,665,940)
Other[1]	(7,568,800)	—	—	—	7,568,800	—	—	—
Accrued discounts/premiums	107,433	—	—	(55,095)	65,017	—	—	117,355
Net realized gain (loss)	71,102	—	—	(51,731)	67,735	—	—	87,106
Net change in unrealized appreciation (depreciation)[2,3]	(4,093,217)	(17,283)	$(901,117)	(923,118)	(1,700,670)	—	$17,362	(7,618,043)
Purchases	66,179,051	8,213	21,554,372	7,955,593	10,460,797	—	507,158	106,665,184
Sales	(16,980,530)	—	—	(6,989,419)	(9,409,560)	—	—	(33,379,509)

Closing Balance, as of January 31, 2016	$217,920,406	$42,399	$20,653,255	$59,868,280	$83,582,697	$1,833,459	$524,520	$384,425,016

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016[3]	$(4,087,467)	$(17,283)	$(901,117)	$(917,782)	$(1,674,806)	—	$17,362	$(7,581,093)

[1]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	JANUARY 31, 2016

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$176,170,328	$10,685,548,816
Investments at value — affiliated[3]	46,483,247	1,581,141,403
Cash	—	10,433,758
Cash pledged:
Collateral — OTC derivatives	—	17,070,000
Financial futures contracts	2,629,740	27,631,775
Foreign currency at value[4]	999,091	7,062,535
Receivables:
Investments sold	3,352,568	87,959,387
Securities lending income — affiliated	1,339	233,652
Capital shares sold	4,191,926	61,042,000
Dividends — unaffiliated	213,528	8,267,471
Dividends — affiliated	6,854	179,025
Interest — unaffiliated	1,139,159	67,433,442
Interest — affiliated	—	27,131
From the Manager	33,836	2,338,774
Swap premiums paid	1,795	59,909
Unrealized appreciation on:
Forward foreign currency exchange contracts	85,901	4,925,155
OTC swaps	9,392	196,126
Variation margin receivable on financial futures contracts	941,659	3,215,225
Prepaid expenses	81,603	305,442
Other assets	900	45,400

Total assets	236,342,866	12,565,116,426

Liabilities
Bank overdraft	61,688	—
Collateral on securities loaned at value	—	204,402,123
Payables:
Investments purchased	17,757,492	373,364,230
Swaps	—	52,675
Capital shares redeemed	927,298	44,972,131
Income dividends	500,072	8,354,765
Investment advisory fees	131,982	4,746,463
Offering costs	11,672	—
Officer’s and Trustees’ fees	6,568	26,887
Other accrued expenses	34,317	2,439,327
Other affiliates	6,945	332,967
Service and distribution fees	27,395	3,237,257
Swap premiums received	244,208	12,008,473
Unrealized depreciation on:
Forward foreign currency exchange contracts	6,039	75,223
OTC swaps	437,450	9,958,538
Variation margin payable on financial futures contracts	40,468	6,277,944
Commitments[5]	—	—

Total liabilities	20,193,594	670,249,003

Net Assets	$216,149,272	$11,894,867,423

Net Assets Consist of
Paid-in capital	$243,562,895	$12,940,273,794
Undistributed net investment income	226,183	37,035,947
Accumulated net realized loss	(13,408,179)	(658,877,091)
Net unrealized appreciation (depreciation)	(14,231,627)	(423,565,227)

Net Assets	$216,149,272	$11,894,867,423

[1] Investments at cost — unaffiliated	$188,009,633	$11,081,649,510
[2] Securities loaned at value	—	$200,656,289
[3] Investments at cost — affiliated	$47,025,888	$1,603,143,382
[4] Foreign currency at cost	$1,000,170	$7,100,860
[5] See Note 4 of the Notes to Financial Statements for details of commitments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	83

Statements of Assets and Liabilities (concluded)

January 31, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$157,216,511	$5,217,206,244

Shares outstanding[1]	18,009,907	508,597,267

Net asset value	$8.73	$10.26

Investor A
Net assets	$33,087,269	$3,660,232,868

Shares outstanding[1]	3,789,160	357,218,862

Net asset value	$8.73	$10.25

Investor C
Net assets	$25,845,492	$3,017,428,311

Shares outstanding[1]	2,963,235	294,850,381

Net asset value	$8.72	$10.23

[1]	Unlimited number of shares authorized, $ 0.001 par value.

See Notes to Financial Statements.

84	BLACKROCK FUNDS II	JANUARY 31, 2016

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest — unaffiliated	$2,202,930	$144,705,654
Interest — affiliated	—	51,144
Dividends — unaffiliated	4,232,024	145,907,230
Dividends — affiliated	278,357	19,090,318
Securities lending — affiliated — net	21,733	3,563,958
Foreign taxes withheld	(11,566)	(1,246,612)

Total income	6,723,478	312,071,692

Expenses
Investment advisory	778,682	31,006,739
Service and distribution — class specific	140,421	19,924,935
Offering	66,751	—
Transfer agent — class specific	49,355	4,508,524
Professional	49,073	203,913
Registration	42,490	373,217
Administration	38,931	2,052,515
Accounting services	25,672	882,192
Custodian	20,010	349,136
Administration — class specific	18,260	1,203,860
Printing	17,784	127,177
Officer and Trustees	11,229	99,202
Miscellaneous	11,138	301,311

Total expenses	1,269,796	61,032,721
Less:
Fees waived by the Manager	(105,930)	(2,298,491)
Administration fees waived — class specific	(17,551)	(1,203,860)
Transfer agent fees waived — class specific	(324)	(38,455)
Transfer agent fees reimbursed — class specific	(44,026)	(4,401,613)

Total expenses after fees waived and/or reimbursed	1,101,965	53,090,302

Net investment income	5,621,513	258,981,390

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(7,950,577)	(344,079,446)
Investments — affiliated	(741,497)	(60,450,135)
Financial futures contracts	(2,032,825)	16,092,684
Swaps	47,807	(1,712,758)
Foreign currency transactions	(21,214)	(3,064,246)

	(10,698,306)	(393,213,901)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(9,105,204)	(453,795,122)
Investments — affiliated	(505,715)	(11,970,050)
Financial futures contracts	(2,002,039)	2,278,753
Swaps	(428,057)	(10,303,082)
Foreign currency translations	70,179	2,823,254

	(11,970,836)	(470,966,247)

Net realized and unrealized loss	(22,669,142)	(864,180,148)

Net Decrease in Net Assets Resulting from Operations	$(17,047,629)	$(605,198,758)

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	85

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio		BlackRock Multi-Asset Income Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$5,621,513	$3,749,130	$258,981,390	$501,326,214
Net realized loss	(10,698,306)	(2,052,262)	(393,213,901)	(171,986,749)
Net change in unrealized appreciation (depreciation)	(11,970,836)	(2,260,791)	(470,966,247)	(176,403,700)

Net increase (decrease) in net assets resulting from operations	(17,047,629)	(563,923)	(605,198,758)	152,935,765

Distributions to Shareholders[2]
From net investment income:
Institutional	(4,321,922)	(3,150,855)	(125,029,404)	(250,706,050)
Investor A	(814,164)	(240,709)	(80,471,314)	(151,773,564)
Investor C	(583,792)	(189,332)	(56,739,289)	(117,217,424)
From net realized gain:
Institutional	(488,257)	—	(13,101,428)	(10,760,675)
Investor A	(102,386)	—	(9,178,034)	(6,758,911)
Investor C	(89,362)	—	(7,720,576)	(6,273,463)

Decrease in net assets resulting from distributions to shareholders	(6,399,883)	(3,580,896)	(292,240,045)	(543,490,087)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	77,076,547	166,665,056	698,516,053	3,914,038,986

Net Assets
Total increase (decrease) in net assets	53,629,035	162,520,237	(198,922,750)	3,523,484,664
Beginning of period	162,520,237	—	12,093,790,173	8,570,305,509

End of period	$216,149,272	$162,520,237	$11,894,867,423	$12,093,790,173

Undistributed net investment income, end of period	$226,183	$324,548	$37,035,947	$40,294,564

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

86	BLACKROCK FUNDS II	JANUARY 31, 2016

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Institutional		Investor A		Investor C
	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.92	$10.00	$9.92	$10.00	$9.91	$10.00

Net investment income[2]	0.29	0.49	0.28	0.50	0.25	0.44
Net realized and unrealized loss	(1.15)	(0.13)	(1.15)	(0.16)	(1.16)	(0.16)

Net increase (decrease) from investment operations	(0.86)	0.36	(0.87)	0.34	(0.91)	0.28

Distributions[3]
From net investment income	(0.30)	(0.44)	(0.29)	(0.42)	(0.25)	(0.37)
From net realized gain	(0.03)	—	(0.03)	—	(0.03)	—

Total distributions	(0.33)	(0.44)	(0.32)	(0.42)	(0.28)	(0.37)

Net asset value, end of period	$8.73	$9.92	$8.73	$9.92	$8.72	$9.91

Total Return[4,5]
Based on net asset value	(8.78)%	3.67%	(8.90)%	3.48%	(9.25)%	2.84%

Ratios to Average Net Assets[6,7]
Total expenses	1.21%[8]	1.88%[9]	1.43%[8]	1.63%[9]	2.18%[8]	2.35%[9]

Total expenses after fees waived and/or reimbursed	1.05%	1.04%	1.30%	1.27%	2.05%	1.98%

Net investment income	6.29%	6.52%	6.04%	6.64%	5.29%	5.76%

Supplemental Data
Net assets, end of period (000)	$157,217	$127,434	$33,087	$19,260	$25,845	$15,826

Portfolio turnover rate[10]	38%	43%	38%	43%	38%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015
Investments in underlying funds	0.15%	0.18%

[7]	Annualized.

[8]

Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 1.24%, 1.46% and 2.22%, respectively.

[9]

Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional, Investor A and Investor C Shares would have been 1.98%, 1.63% and 2.35%, respectively.

[10]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2016 (Unaudited)	Period November 3, 2014[1] to July 31, 2015
Portfolio turnover rate (including equity-linked notes)	108%	153%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	87

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.05	$11.45	$11.03	$10.54	$10.13	$9.26

Net investment income[1]	0.25	0.58	0.61	0.54	0.53	0.32
Net realized and unrealized gain (loss)	(0.76)	(0.36)	0.42	0.48	0.28	0.90

Net increase (decrease) from investment operations	(0.51)	0.22	1.03	1.02	0.81	1.22

Distributions:[2]
From net investment income	(0.25)	(0.58)	(0.59)	(0.52)	(0.40)	(0.35)
From net realized gain	(0.03)	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.28)	(0.62)	(0.61)	(0.53)	(0.40)	(0.35)

Net asset value, end of period	$10.26	$11.05	$11.45	$11.03	$10.54	$10.13

Total Return[3]
Based on net asset value	(4.69)%[4]	1.94%	9.52%	9.82%	8.22%	13.36%

Ratios to Average Net Assets
Total expenses[5]	0.68%[6]	0.68%	0.70%	0.77%	0.85%	2.62%

Total expenses after fees waived and/or reimbursed[5]	0.55%[6]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[5]	4.64%[6]	5.10%	5.37%	4.86%	5.10%	3.24%

Supplemental Data
Net assets, end of period (000)	$5,217,206	$5,405,267	$3,776,801	$1,624,573	$204,777	$2,848

Portfolio turnover rate[7]	38%	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%	0.25%

[6]	Annualized.

[7]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Portfolio turnover rate (including equity-linked notes)	71%	151%	146%	123%	94%	11%

See Notes to Financial Statements.

88	BLACKROCK FUNDS II	JANUARY 31, 2016

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.04	$11.44	$11.01	$10.53	$10.13	$9.25

Net investment income[1]	0.23	0.55	0.58	0.51	0.50	0.29
Net realized and unrealized gain (loss)	(0.75)	(0.36)	0.43	0.47	0.28	0.91

Net increase (decrease) from investment operations	(0.52)	0.19	1.01	0.98	0.78	1.20

Distributions:[2]
From net investment income	(0.24)	(0.55)	(0.56)	(0.49)	(0.38)	(0.32)
From net realized gain	(0.03)	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.27)	(0.59)	(0.58)	(0.50)	(0.38)	(0.32)

Net asset value, end of period	$10.25	$11.04	$11.44	$11.01	$10.53	$10.13

Total Return[3]
Based on net asset value	(4.82)%[4]	1.68%	9.35%	9.45%	7.89%	13.16%

Ratios to Average Net Assets
Total expenses[5]	0.93%[6]	0.94%	0.95%	1.02%	1.12%	2.90%

Total expenses after fees waived and/or reimbursed[5]	0.80%[6]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income[5]	4.37%[6]	4.85%	5.10%	4.59%	4.73%	2.89%

Supplemental Data
Net assets, end of period (000)	$3,660,233	$3,587,415	$2,515,567	$1,375,765	$191,738	$2,817

Portfolio turnover rate[7]	38%	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%	0.25%

[6]	Annualized.

[7]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Portfolio turnover rate (including equity-linked notes)	71%	151%	146%	123%	94%	11%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JANUARY 31, 2016	89

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$11.03	$11.43	$11.00	$10.52	$10.13	$9.23

Net investment income[1]	0.19	0.46	0.49	0.42	0.42	0.22
Net realized and unrealized gain (loss)	(0.76)	(0.36)	0.43	0.48	0.28	0.90

Net increase (decrease) from investment operations	(0.57)	0.10	0.92	0.90	0.70	1.12

Distributions from:[2]
Net investment income	(0.20)	(0.46)	(0.47)	(0.41)	(0.31)	(0.22)
Net realized gain	(0.03)	(0.04)	(0.02)	(0.01)	—	—

Total distributions	(0.23)	(0.50)	(0.49)	(0.42)	(0.31)	(0.22)

Net asset value, end of period	$10.23	$11.03	$11.43	$11.00	$10.52	$10.13

Total Return[3]
Based on net asset value	(5.28)%[4]	0.92%	8.54%	8.62%	7.10%	12.32%

Ratios to Average Net Assets
Total expenses[5]	1.68%[6]	1.69%	1.71%	1.76%	1.85%[7]	3.69%

Total expenses after fees waived and/or reimbursed[5]	1.55%[6]	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income[5]	3.63%[6]	4.09%	4.34%	3.83%	3.99%	2.21%

Supplemental Data
Net assets, end of period (000)	$3,017,428	$3,101,108	$2,277,937	$1,213,960	$183,741	$2,387

Portfolio turnover rate[8]	37%	60%	74%	113%	97%	11%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%	0.25%

[6]	Annualized.

[7]	Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

[8]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended January 31, 2016	Year Ended July 31,
	(Unaudited)	2015	2014	2013	2012	2011
Portfolio turnover rate (including equity-linked notes)	71%	151%	146%	123%	94%	11%

See Notes to Financial Statements.

90	BLACKROCK FUNDS II	JANUARY 31, 2016

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	[1]	None
Investor C Shares	No	Yes		None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the BlackRock Advisor, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK FUNDS II	JANUARY 31, 2016	91

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

92	BLACKROCK FUNDS II	JANUARY 31, 2016

Notes to Financial Statements (continued)

•

Equity-Linked Notes are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. The Funds’ pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments.

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

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•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

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Inflation-Indexed Bonds: Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IO may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. A Fund also may invest in stripped mortgage-backed securities that are privately issued.

Participation Notes: Participation notes (“P-Notes”) are promissory notes issued by banks or broker-dealers that are designed to offer a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay or receive the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by a Fund as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The holder of a P-Note must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by a Fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: Equity-linked notes generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a Fund purchase a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A Fund must rely on the creditworthiness of the issuer for its investment returns.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or in the case of trust preferred securities, by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

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Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. A Fund may invest in obligations of borrowers who are in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Fund’s investment policies.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

Certain Funds may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of period end, Dynamic High Income and Multi-Asset Income had outstanding bridge loan commitments of $500,000 and $737,610,724, respectively. In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Commitment fees received in advance and unrecognized are recorded in the Statements of Assets and Liabilities as deferred income.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a Fund to make future cash payments. As of January 31, 2016, Dynamic High Income and Multi-Asset Income had outstanding commitments of $90 and $45,400, respectively, in connection with the Chapter 11 cases of Energy Future Holdings Corp., et al. This commitment is not included in the net assets of Dynamic High Income and Multi-Asset Income as of January 31, 2016.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the

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next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of Multi-Asset Income’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Multi-Asset Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$528,435	$(528,435)	—
BNP Paribas S.A.	3,769,335	(3,769,335)	—
Citigroup Global Markets, Inc.	793,719	(793,719)	—
Credit Suisse Securities (USA) LLC	1,491,123	(1,491,123)	—
Deutsche Bank Securities, Inc.	190,369	(190,369)	—
JP Morgan Securities LLC	19,983,109	(19,983,109)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	76,736,385	(76,736,385)	—
UBS Securities LLC	97,163,814	(97,163,814)	—
Total	$200,656,289	$(200,656,289)	—

[1]

Collateral with a value of $204,402,123 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the

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life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds are reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

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Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

Master Netting Arrangements: In order to better define the Funds’ contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, a Fund’s counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, a Fund may pay interest pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required to all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

BLACKROCK FUNDS II	JANUARY 31, 2016	99

Notes to Financial Statements (continued)

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that is attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisors, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisors) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

Dynamic High Income pays the Manager a monthly fee based on a percentage of Dynamic High Income’s average daily net assets, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

The Manager, with respect to each Fund, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. The Manager has contractually agreed to waive the management fee on assets estimated to be attributed to Dynamic High Income’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates. These amounts are included in fees waived by Manager in the Statements of Operations. For the six months ended January 31, 2016, the Manager waived $4,951 and $249,037 for Dynamic High Income and Multi-Asset Income, respectively.

The Manager, with respect to each Fund, entered into sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services they provide, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

100	BLACKROCK FUNDS II	JANUARY 31, 2016

Notes to Financial Statements (continued)

For the six months ended January 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$32,916	$107,505	$140,421
Multi-Asset Income	$4,536,993	$15,387,942	$19,924,935

Other Fees

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2016, Multi-Asset Income paid $8,147 to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations.

The Manager maintains a call center, that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended January 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 218	$63	$43	$324
Multi-Asset Income	$6,585	$15,926	$15,944	$38,455

For the six months ended January 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 38,622	$4,981	$5,752	$49,355
Multi-Asset Income	$1,976,418	$1,331,231	$1,200,875	$4,508,524

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fees, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended January 31, 2016, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 13,476	$2,633	$2,151	$18,260
Multi-Asset Income	$533,126	$362,963	$307,771	$1,203,860

BLACKROCK FUNDS II	JANUARY 31, 2016	101

Notes to Financial Statements (continued)

For the six months ended January 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Dynamic High Income	$9,024
Multi-Asset Income	$360,311

For the six months ended January 31, 2016, affiliates received CDSCs as follows:

	Investor A	Investor C
Dynamic High Income	$26	$5,254
Multi-Asset Income	$297,185	$355,753

Expense Limitations, Waivers and Recoupments

The Manager, with respect to Dynamic High Income, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows: 1.05% for Institutional, 1.30% for Investor A and 2.05% for Investor C. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2016, unless approved by the Board, including a majority of the Independent Trustees.

In addition, for Multi-Asset Income, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets are as follows: 0.55% for Institutional, 0.80% for Investor A and 1.55% for Investor C. The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2016, unless approved by the Board, including a majority of the Independent Trustees.

These amounts waived or reimbursed are included in fees waived by Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2016, the Manager waived $98,435 and $2,049,454 of investment advisory fees for Dynamic High Income and Multi-Asset Income, respectively, which is included in fees waived by Manager.

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$13,097	$2,439	$2,015	$17,551
Multi-Asset Income	$533,126	$362,963	$307,771	$1,203,860

Transfer Agent Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$218	$63	$43	$324
Multi-Asset Income	$6,585	$15,926	$15,944	$38,455

Transfer Agent Fees Reimbursed	Institutional	Investor A	Investor C	Total
Dynamic High Income	$35,947	$3,923	$4,156	$44,026
Multi-Asset Income	$1,963,231	$1,279,566	$1,158,816	$4,401,613

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and (2) the Manager or an affiliate continues to serve as a Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

On January 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

102	BLACKROCK FUNDS II	JANUARY 31, 2016

Notes to Financial Statements (continued)

	Expires July 31,
	2016	2017	2018
Dynamic High Income
Fund Level	—	$271,505	$98,435
Institutional	—	$14,709	$49,262
Investor A	—	$343	$6,425
Investor C	—	$646	$6,214
Multi-Asset Income
Fund Level	$4,211,520	$4,837,790	$2,049,454
Institutional	$2,004,090	$4,072,588	$2,502,942
Investor A	$1,621,545	$2,729,747	$1,658,455
Investor C	$1,442,220	$2,385,586	$1,482,531

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the six months ended January 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

Dynamic High Income	$3,959
Multi-Asset Income	$661,786

Officers and Trustees Fees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended January 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Dynamic High Income	$914,645	—
Multi-Asset Income	$139,386,435	$3,974,056

BLACKROCK FUNDS II	JANUARY 31, 2016	103

Notes to Financial Statements (continued)

7. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments, including paydowns and excluding short-term securities and equity-linked notes, were as follows:

Purchases	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$88,768,756	$3,988,512,203
U.S. Government Securities	202,281	45,704,876
Total Purchases	$88,971,037	$4,034,217,079

Sales	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$47,346,232	$3,652,817,147
U.S. Government Securities	205,156	76,859,438
Total Sales	$47,551,388	$3,729,676,585
8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statute of limitations on Dynamic High Income’s U.S. federal tax returns remains open for the period ended July 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of period end, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

	Dynamic High Income	Multi-Asset Income
No expiration date	$1,686,113	$228,718,529

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$235,108,998	$12,689,584,147

Gross unrealized appreciation	$858,681	$206,298,978
Gross unrealized depreciation	(13,314,104)	(629,192,906)

Net unrealized depreciation	$(12,455,423)	$(422,893,928)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the

104	BLACKROCK FUNDS II	JANUARY 31, 2016

Notes to Financial Statements (continued)

Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk:: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

BLACKROCK FUNDS II	JANUARY 31, 2016	105

Notes to Financial Statements (concluded)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2016		Period November 3, 2014[1] to July 31, 2015
Dynamic High Income	Shares	Value	Shares	Value
Institutional
Shares sold	10,690,651	$19,353,112	17,074,610	$173,338,341
Shares issued in reinvestment of distributions	244,206	882,086	71,025	709,797
Shares redeemed	(5,769,321)	(3,107,195)	(4,301,264)	(43,262,918)

Net increase	5,165,536	$17,128,003	12,844,371	$130,785,220

Investor A
Shares sold	2,108,406	$98,456,741	1,990,002	$20,179,732
Shares issued in reinvestment of distributions	79,203	2,092,560	21,468	214,245
Shares redeemed	(339,045)	(53,428,564)	(70,874)	(710,730)

Net increase	1,848,564	$47,120,737	1,940,596	$19,683,247

Investor C
Shares sold	1,735,560	$16,152,786	1,637,306	$16,602,722
Shares issued in reinvestment of distributions	55,208	506,506	12,857	128,396
Shares redeemed	(423,844)	(3,831,485)	(53,852)	(534,529)

Net increase	1,366,924	$12,827,807	1,596,311	$16,196,589

Total Net Increase	8,381,024	$77,076,547	16,381,278	$166,665,056

			Year Ended July 31, 2015
Multi-Asset Income			Shares	Value
Institutional
Shares sold	126,514,964	$1,340,641,199	255,206,968	$2,885,025,625
Shares issued in reinvestment of distributions	11,120,998	117,715,866	19,348,664	218,156,655
Shares redeemed	(118,088,998)	(1,249,853,082)	(115,286,712)	(1,299,198,100)

Net increase	19,546,964	$208,503,983	159,268,920	$1,803,984,180

Investor A
Shares sold	87,404,393	$927,544,584	169,423,178	$1,911,857,175
Shares issued in reinvestment of distributions	8,006,748	84,632,851	13,239,527	149,100,549
Shares redeemed	(63,125,575)	(668,306,194)	(77,628,559)	(875,706,174)

Net increase	32,285,566	$343,871,241	105,034,146	$1,185,251,550

Investor C
Shares sold	45,857,714	$486,572,151	108,509,432	$1,224,512,031
Shares issued in reinvestment of distributions	5,497,835	58,038,100	9,777,499	109,972,985
Shares redeemed	(37,741,605)	(398,469,422)	(36,422,700)	(409,681,760)

Net increase	13,613,944	$146,140,829	81,864,231	$924,803,256

Total Net Increase	65,446,474	$698,516,053	346,167,297	$3,914,038,986

[1]	Commencement of Operations

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

106	BLACKROCK FUNDS II	JANUARY 31, 2016

Officers and Trustees

Robert M. Hernandez, Chairman of the Board and Trustee

Fred G. Weiss, Vice Chairman of the Board and Trustee

James H. Bodurtha, Trustee

Bruce R. Bond, Trustee

Valerie G. Brown, Trustee

Donald W. Burton, Trustee

Honorable Stuart E. Eizenstat, Trustee

Robert Fairbairn, Trustee

Kenneth A. Froot, Trustee

Henry Gabbay, Trustee

John F. O’Brien, Trustee

Donald C. Opatrny, Trustee

Roberta Cooper Ramo, Trustee

David H. Walsh, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Advisors BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	BlackRock Asset Management North Asia Limited Hong Kong	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809
Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	BlackRock (Singapore) Limited 079912 Singapore

BLACKROCK FUNDS II	JANUARY 31, 2016	107

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

108	BLACKROCK FUNDS II	JANUARY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS II	JANUARY 31, 2016	109

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-1/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date:	April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	April 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	April 1, 2016

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